UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street,
Denver, Colorado 80206-4805
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Byron D. Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: October 31, 2022

Item 1. Report to Shareholders.

ANNUAL REPORT
October 31, 2022
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small/Mid Cap Growth Alpha ETF
(JSMD) seeks investment results that correspond
generally, before fees and expenses, to the performance
of its underlying index, the Janus Henderson Small/Mid
Cap Growth Alpha Index.
PERFORMANCE OVERVIEW
U.S. small- and mid-cap equities declined over the twelve-month period ended October 31, 2022, as soaring inflation, rising interest rates, and fears of recession led to market turbulence. Equities started out the period with positive yet volatile performance in the fourth quarter of 2021, as investors focused on strong corporate earnings news. This volatility increased in the first quarter of 2022 as inflation, rising rates, and geopolitical uncertainty weighed on investor sentiment. Expectations for a more restrictive Federal Reserve (Fed) policy also triggered a sell-off in higher-valuation growth stocks. The Fed raised interest rates by 25 basis points (bps) in March, but then moved more aggressively with a 50-bps increase in May and consecutive 75-bps rate hikes in June, July, and
September. The Fed also signaled that additional rate hikes were likely into 2023, which kept upward pressure on bond yields. As this aggressive pace of tightening fueled recession fears, the Janus Henderson Investors US
LLC (Adviser) began to witness signs of economic slowing and pressure on earnings as companies faced weaker demand, higher input and financing costs, and currency pressures.
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”), returned -21.60% (based on NAV). Its benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index returned -21.39%. Its secondary benchmark, the Russell 2500 Growth Index, returned -27.38%.
JSMD seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small- and mid-cap companies with some of the strongest fundamentals that the Adviser believes can deliver sustainable growth in a variety of market environments.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Ubiquiti, Inc.
Communications Equipment 3.4%
QIAGEN NV
Life Sciences Tools & Services 2.9%
Paylocity Holding Corp.
Software 2.8%
GoDaddy, Inc.
IT Services 2.7%
Fair Isaac Corp.
Software 2.6%
14.4%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 35.5%
Technology 14.0%
Industrial 12.1%
Consumer, Cyclical 11.9%
Communications 10.4%
Financial 9.0%
Basic Materials 4.3%
Energy 2.1%
Investments Purchased with Cash Collateral from Securities
Lending 1.3%
Utilities 0.7%
Diversified 0.0%
Investment Companies 0.0%
101.3%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV -21.60% 7.94% 12.43% 0.30%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price -21.58% 7.92% 12.44% –
Janus Henderson Small/Mid Cap Growth Alpha Index -21.39% 8.30% 12.84% –
Russell 2500
TM
Growth Index -27.38% 7.41% 11.95% –
* The Fund commenced operations on February 23, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $962.90 $1.48 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small/Mid Cap Growth
Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small/Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc.* 10,671 $ 517,010
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.* 3,757 379,983
Auto Components - 0.6%
Fox Factory Holding Corp.* 4,468 392,514
LCI Industries 2,687 285,117
Patrick Industries, Inc. 2,416 110,435
XPEL, Inc.* 2,919 201,966
990,032
Automobiles - 0.1%
Winnebago Industries, Inc. 3,356 200,320
Banks - 1.9%
Ameris Bancorp 6,249 321,886
Bancorp, Inc. (The)* 5,096 140,548
Business First Bancshares, Inc. 2,034 50,402
Capstar Financial Holdings, Inc. 1,978 34,971
Coastal Financial Corp.* 1,167 54,406
Customers Bancorp, Inc.* 2,922 98,442
FB Financial Corp. 4,222 177,155
First Foundation, Inc. 5,081 81,093
Five Star Bancorp
#
1,553 45,053
Guaranty Bancshares, Inc. 1,073 39,733
Live Oak Bancshares, Inc. 3,954 128,386
Metrocity Bankshares, Inc. 2,293 51,019
Metropolitan Bank Holding Corp.* 984 64,944
Origin Bancorp, Inc. 2,143 88,570
Pathward Financial, Inc. 2,617 109,992
Premier Financial Corp. 3,204 92,435
Professional Holding Corp. - Class A* 1,240 33,567
QCR Holdings, Inc. 1,540 78,093
Sandy Spring Bancorp, Inc. 4,022 142,540
Seacoast Banking Corp. of Florida 5,533 170,970
ServisFirst Bancshares, Inc. 4,893 368,590
Silvergate Capital Corp. - Class A* 2,852 161,880
Triumph Bancorp, Inc.* 2,204 113,506
Western Alliance Bancorp 9,757 655,378
3,303,559
Beverages - 0.8%
Coca-Cola Consolidated, Inc. 1,762 858,111
MGP Ingredients, Inc. 4,633 519,128
1,377,239
Biotechnology - 4.0%
Emergent BioSolutions, Inc.* 24,864 518,663
Exelixis, Inc.* 160,482 2,660,792
Halozyme Therapeutics, Inc.* 68,703 3,284,690
iTeos Therapeutics, Inc.* 17,741 345,595
6,809,740
Building Products - 3.3%
Advanced Drainage Systems, Inc. 11,087 1,284,762
Builders FirstSource, Inc.* 20,706 1,276,732
Fortune Brands Home & Security, Inc. 17,156 1,034,850
Hayward Holdings, Inc.* 28,648 264,994
Simpson Manufacturing Co., Inc. 5,726 489,458

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Trex Co., Inc.* 14,626 $ 703,364
UFP Industries, Inc. 8,174 582,234
5,636,394
Capital Markets - 3.3%
Artisan Partners Asset Management, Inc. - Class A 6,073 173,141
B Riley Financial, Inc. 2,549 103,693
Cboe Global Markets, Inc. 9,554 1,189,473
Cowen, Inc. - Class A 2,492 96,241
Evercore, Inc. - Class A 3,528 370,793
Hamilton Lane, Inc. - Class A 3,361 201,055
Houlihan Lokey, Inc. - Class A 4,476 399,796
Interactive Brokers Group, Inc. - Class A 9,267 742,750
MarketAxess Holdings, Inc. 3,392 827,784
Moelis & Co. - Class A 5,773 245,122
Open Lending Corp. - Class A* 11,371 81,530
Piper Sandler Cos. 1,570 200,913
PJT Partners, Inc. - Class A 2,183 162,415
StepStone Group, Inc. - Class A 5,533 163,334
Stifel Financial Corp. 9,564 591,725
Victory Capital Holdings, Inc. - Class A 6,167 178,350
5,728,115
Chemicals - 2.7%
Origin Materials, Inc.
#
,* 41,422 235,277
Scotts Miracle-Gro Co. (The) 16,135 740,758
Westlake Corp. 37,263 3,601,469
4,577,504
Commercial Services & Supplies - 2.0%
Aris Water Solution, Inc. - Class A 3,384 57,630
IAA, Inc.* 17,741 672,916
Rollins, Inc. 65,326 2,748,918
3,479,464
Communications Equipment - 5.3%
Ciena Corp.* 56,104 2,687,381
Clearfield, Inc.* 5,163 627,150
Ubiquiti, Inc. 16,896 5,858,688
9,173,219
Construction & Engineering - 1.4%
Comfort Systems USA, Inc. 4,743 584,717
IES Holdings, Inc.* 2,722 89,935
MYR Group, Inc.* 2,210 193,397
NV5 Global, Inc.* 2,062 298,887
Sterling Infrastructure, Inc.* 4,019 108,473
WillScot Mobile Mini Holdings Corp.* 28,350 1,205,725
2,481,134
Construction Materials - 0.8%
Eagle Materials, Inc. 10,998 1,345,165
Consumer Finance - 0.4%
Credit Acceptance Corp.* 1,164 541,982
Upstart Holdings, Inc.* 7,330 169,909
711,891
Diversified Consumer Services - 0.6%
Service Corp. International 16,666 1,010,126

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Financial Services - 0.2%
Alerus Financial Corp. 1,800 $ 40,140
Jackson Financial, Inc. - Class A 7,646 293,301
333,441
Electric Utilities - 0.3%
NRG Energy, Inc. 8,518 378,199
Otter Tail Corp. 1,508 101,670
479,869
Electrical Equipment - 0.6%
Atkore, Inc.* 5,482 522,435
Encore Wire Corp. 2,537 349,066
Fluence Energy, Inc. - Class A
#
,* 15,164 226,398
1,097,899
Electronic Equipment, Instruments & Components - 1.6%
Insight Enterprises, Inc.* 13,152 1,242,996
Napco Security Technologies, Inc.* 13,767 391,258
Vontier Corp. 59,194 1,130,605
2,764,859
Entertainment - 0.5%
Sciplay Corp. - Class A* 5,349 74,832
World Wrestling Entertainment, Inc. - Class A 9,800 773,122
847,954
Equity Real Estate Investment Trusts (REITs) - 0.6%
Essential Properties Realty Trust, Inc. 6,192 133,252
Innovative Industrial Properties, Inc. 1,229 132,855
PotlatchDeltic Corp. 3,041 135,294
Rexford Industrial Realty, Inc. 7,501 414,655
STAG Industrial, Inc. 7,860 248,297
1,064,353
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.* 28,454 2,202,340
Ingles Markets, Inc. - Class A 3,028 285,752
2,488,092
Food Products - 1.5%
Darling Ingredients, Inc.* 33,785 2,651,447
Gas Utilities - 0.2%
UGI Corp. 7,587 268,049
Health Care Equipment & Supplies - 2.7%
Cue Health, Inc.
#
,* 73,835 293,125
LeMaitre Vascular, Inc. 10,951 475,273
Meridian Bioscience, Inc.* 21,816 697,458
QuidelOrtho Corp.* 33,387 2,998,820
Semler Scientific, Inc.* 3,391 142,456
4,607,132
Health Care Providers & Services - 8.0%
AdaptHealth Corp. - Class A* 67,070 1,529,196
Amedisys, Inc.* 16,178 1,578,811
AMN Healthcare Services, Inc.* 21,578 2,708,039
Chemed Corp. 7,464 3,484,718
Cross Country Healthcare, Inc.* 19,065 707,121
DocGo, Inc.
#
,* 50,375 498,712
Fulgent Genetics, Inc.* 15,092 598,096
Joint Corp. (The)* 7,227 119,390
National Research Corp. 12,350 503,016

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Progyny, Inc.* 45,917 $ 2,041,929
13,769,028
Health Care Technology - 0.9%
Doximity, Inc. - Class A
#
,* 55,087 1,458,153
Hotels, Restaurants & Leisure - 0.3%
ONE Group Hospitality, Inc. (The)* 3,451 25,814
Wingstop, Inc. 3,162 500,829
526,643
Household Durables - 2.6%
Cavco Industries, Inc.* 940 213,070
Century Communities, Inc. 3,412 151,868
Cricut, Inc. - Class A
#
,* 4,671 41,525
Dream Finders Homes, Inc. - Class A
#
,* 3,423 37,995
Green Brick Partners, Inc.* 4,866 112,551
Installed Building Products, Inc. 3,039 261,354
KB Home 9,212 265,490
LGI Homes, Inc.* 2,460 226,443
Lovesac Co. (The)* 1,598 38,895
M/I Homes, Inc.* 2,933 121,690
MDC Holdings, Inc. 7,520 229,059
Meritage Homes Corp.* 3,864 294,282
PulteGroup, Inc. 24,469 978,515
Skyline Champion Corp.* 6,012 349,959
Sonos, Inc.* 13,451 216,830
Taylor Morrison Home Corp. - Class A* 12,013 316,423
TopBuild Corp.* 3,423 582,389
4,438,338
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc.* 4,155 77,034
Insurance - 1.9%
BRP Group, Inc. - Class A* 5,429 153,912
Fidelity National Financial, Inc. 25,178 991,510
First American Financial Corp. 9,385 473,004
Kinsale Capital Group, Inc. 2,063 650,196
Old Republic International Corp. 27,838 646,120
Palomar Holdings, Inc.* 2,272 202,117
Stewart Information Services Corp. 2,443 95,179
3,212,038
Interactive Media & Services - 0.9%
Bumble, Inc. - Class A* 29,331 745,007
Cargurus, Inc. - Class A* 23,244 338,433
Shutterstock, Inc. 8,141 407,294
1,490,734
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc. - Class A* 3,942 28,737
Revolve Group, Inc. - Class A* 4,305 103,320
132,057
IT Services - 3.4%
GoDaddy, Inc. - Class A* 58,600 4,711,440
International Money Express, Inc.* 14,406 389,394
TTEC Holdings, Inc. 17,696 786,941
5,887,775

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Leisure Products - 0.3%
AMMO, Inc.* 12,362 $ 40,177
Johnson Outdoors, Inc. - Class A 947 49,831
Malibu Boats, Inc. - Class A* 2,167 114,634
YETI Holdings, Inc.* 9,108 292,185
496,827
Life Sciences Tools & Services - 7.7%
Bio-Rad Laboratories, Inc. - Class A* 10,812 3,802,688
Maravai LifeSciences Holdings, Inc. - Class A* 65,591 1,088,811
Medpace Holdings, Inc.* 15,457 3,431,145
QIAGEN NV* 113,232 4,932,386
13,255,030
Machinery - 2.3%
Graco, Inc. 22,435 1,561,027
Kadant, Inc. 1,546 275,111
Mueller Industries, Inc. 7,519 470,990
Shyft Group, Inc. (The) 4,652 106,903
Toro Co. (The) 13,873 1,462,630
3,876,661
Marine - 0.2%
Matson, Inc. 5,171 380,482
Media - 1.0%
AdTheorent Holding Co., Inc.* 19,570 41,489
Nexstar Media Group, Inc. - Class A 8,778 1,503,671
PubMatic, Inc. - Class A* 9,660 168,084
1,713,244
Metals & Mining - 2.0%
Cleveland-Cliffs, Inc.* 150,646 1,956,891
MP Materials Corp.* 51,699 1,553,038
3,509,929
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,894 214,559
Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co.* 14,074 618,693
Hess Midstream LP - Class A 10,035 290,413
Matador Resources Co. 26,939 1,790,096
VAALCO Energy, Inc. 13,471 69,376
Viper Energy Partners LP 17,152 572,019
3,340,597
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. 21,510 1,218,541
Personal Products - 0.9%
BellRing Brands, Inc.* 28,702 695,162
Medifast, Inc. 2,321 271,534
Olaplex Holdings, Inc.* 136,742 601,665
1,568,361
Pharmaceuticals - 1.4%
Corcept Therapeutics, Inc.* 53,407 1,527,440
Innoviva, Inc.* 34,760 471,346
SIGA Technologies, Inc.
#
36,415 334,654
2,333,440
Professional Services - 0.6%
CRA International, Inc. 951 97,706
Korn Ferry 7,033 390,964

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - (continued)
TriNet Group, Inc.* 8,241 $ 535,500
1,024,170
Real Estate Management & Development - 0.1%
Douglas Elliman, Inc. 3,565 16,470
eXp World Holdings, Inc.
#
6,657 87,939
104,409
Road & Rail - 2.6%
AMERCO 2,600 1,495,494
ArcBest Corp. 3,254 258,465
Knight-Swift Transportation Holdings, Inc. - Class A 21,315 1,023,760
Landstar System, Inc. 4,832 754,855
Marten Transport Ltd. 10,781 202,359
Saia, Inc.* 3,504 696,806
4,431,739
Semiconductors & Semiconductor Equipment - 5.8%
Alpha & Omega Semiconductor Ltd.* 10,257 335,917
Amkor Technology, Inc. 91,757 1,907,628
Axcelis Technologies, Inc.* 12,380 718,040
Diodes, Inc.* 17,045 1,221,615
FormFactor, Inc.* 28,907 584,210
MKS Instruments, Inc. 24,918 2,047,014
Onto Innovation, Inc.* 18,619 1,244,494
Power Integrations, Inc. 21,430 1,429,595
Ultra Clean Holdings, Inc.* 17,026 529,679
10,018,192
Software - 8.4%
Alarm.com Holdings, Inc.* 18,641 1,096,837
D-Wave Quantum, Inc.
#
,* 54,183 157,673
Fair Isaac Corp.* 9,463 4,531,263
Paylocity Holding Corp.* 20,717 4,801,993
Qualys, Inc.* 14,375 2,049,300
SPS Commerce, Inc.* 13,497 1,707,640
WM Technology, Inc.
#
,* 33,359 68,386
14,413,092
Specialty Retail - 3 .9%
Academy Sports & Outdoors, Inc. 8,994 396,006
America's Car-Mart, Inc.* 690 47,168
Asbury Automotive Group, Inc.* 2,339 368,977
AutoNation, Inc.* 5,915 628,824
Boot Barn Holdings, Inc.* 3,151 178,977
Citi Trends, Inc.* 887 20,055
Dick's Sporting Goods, Inc. 5,877 668,567
Five Below, Inc.* 5,865 858,343
Floor & Decor Holdings, Inc. - Class A* 11,207 822,258
Hibbett, Inc. 1,367 85,328
Leslie's, Inc.* 19,345 271,604
Lithia Motors, Inc. - Class A 2,910 576,616
MarineMax, Inc.* 2,274 73,473
OneWater Marine, Inc. - Class A* 1,495 49,335
RH* 2,608 662,249
Shoe Carnival, Inc. 2,918 69,974
Sleep Number Corp.* 2,321 64,384
Sportsman's Warehouse Holdings, Inc.* 4,663 41,874

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Williams-Sonoma, Inc. 7,267 $ 899,873
6,783,885
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming, Inc.* 35,900 495,420
Super Micro Computer, Inc.* 19,453 1,353,734
1,849,154
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.* 6,516 461,007
Deckers Outdoor Corp.* 2,803 980,854
1,441,861
Thrifts & Mortgage Finance - 0.8%
Bridgewater Bancshares, Inc.* 2,484 47,494
Essent Group Ltd. 9,704 384,084
Hingham Institution For Savings The 194 47,966
Home Bancorp, Inc. 748 31,977
Merchants Bancorp 3,884 93,022
NMI Holdings, Inc. - Class A* 7,632 167,370
PennyMac Financial Services, Inc. 4,727 252,044
Southern Missouri Bancorp, Inc. 831 42,589
Walker & Dunlop, Inc. 2,976 267,721
1,334,267
Trading Companies & Distributors - 1.8%
BlueLinx Holdings, Inc.* 1,232 86,807
Boise Cascade Co. 5,233 349,407
Custom Truck One Source, Inc.* 32,910 228,066
GMS, Inc.* 5,656 266,963
SiteOne Landscape Supply, Inc.* 5,973 692,092
Watsco, Inc. 5,187 1,405,470
3,028,805
Water Utilities - 0.2%
Essential Utilities, Inc. 9,499 420,046
Total Common Stocks (cost $178,942,062) 172,073,081
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 3.0284%
∞
(cost $12,825) 12,822 12,825
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
£,∞
1,722,783 1,722,783
Time Deposits - 0.3%
Royal Bank of Canada, 3.0300%, 11/1/22 $ 529,387 529,387
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,252,170) 2,252,170
Total Investments (total cost $181,207,057 ) - 101.3% 174,338,076
Liabilities, net of Cash, Receivables and Other Assets - (1.3%) (2,240,239)
Net Assets - 100.0% $172,097,837

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 174,180,403 99.9%
Canada 157,673 0.1
Total $ 174,338,076 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
$ 60,954
Δ
$ – $ – $ 1,722,783
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
$ 4,908,724 $ 59,863,415 $ (63,049,356) $ 1,722,783
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,138,237 $ — $ (2,138,237) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
14 October 31, 2022
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2022.
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 172,073,081 $ — $ —
Investment Companies 12,825 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,252,170 —
Total Assets $ 172,085,906 $ 2,252,170 $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $179,484,274)
(1)
$ 172,615,293
Affiliated investments, at value (cost $1,722,783) 1,722,783
Receivables:
Fund units sold 1,322,976
Dividends 19,176
Interest 43
Affiliated securities lending income, net 35,276
Total Assets 175,715,547
Liabilities:
Collateral on securities loaned (Note 2) 2,252,170
Payables: —
Due to custodian 858
Investments purchased 1,323,236
Management fees 41,446
Total Liabilities 3,617,710
Net Assets $ 172,097,837
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 211,072,093
Total distributable earnings (loss) (38,974,256)
Total Net Assets $ 172,097,837
Net Assets $ 172,097,837
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,252,000
Net Asset Value Per Share $ 52 .92
(1) Includes $2,138,237 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2022
16 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,093,572
Affiliated securities lending income, net     60,954
Unaffiliated securities lending income, net 5,977
Total Investment Income 1,160,503
Expenses:
Management Fees 526,325
Total Expenses 526,325
Net Investment Income/(Loss) 634,178
Net Realized Gain/(Loss) on Investments:
Investments $ (17,349,245)
Total Net Realized Gain/(Loss) on Investments $ (17,349,245)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (26,111,167)
Total Change in Unrealized Net Appreciation/Depreciation $ (26,111,167)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (42,826,234)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 634,178 $ 568,875
Net realized gain/(loss) on investments (17,349,245) 35,863,757
Change in unrealized net appreciation/depreciation (26,111,167) 347,482
Net Increase/(Decrease) in Net Assets Resulting from Operations (42,826,234) 36,780,114
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (594,109) (558,730)
Net Decrease from Dividends and Distributions to Shareholders (594,109) (558,730)
Capital Share Transactions 13,882,845 50,145,768
Net Increase/(Decrease) in Net Assets (29,537,498) 86,367,152
Net Assets: — —
Beginning of Year   201,635,335 115,268,183
End of Year $ 172,097,837 $ 201,635,335

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
18 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $67.73 $52.35 $44.11 $40.81 $36.77
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.21 0.21 0.11 0.19 0.15
Net realized and unrealized gain/(loss) (14.83) 15.38 8.26 3.30 4.03
Total from Investment Operations (14.62) 15.59 8.37 3.49 4.18
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.19) (0.21) (0.13) (0.19) (0.14)
Total Dividends and Distributions (0.19) (0.21) (0.13) (0.19) (0.14)
Net Asset Value, End of Period $52.92 $67.73 $52.35 $44.11 $40.81
Total Return (21.60)% 29.81% 19.01% 8.60% 11.37%
Net assets, End of Period (in thousands) $172,098 $201,635 $115,268 $97,121 $51,099
Average Net Assets for the Period (in thousands) $175,280 $174,649 $105,905 $71,903 $36,173
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.32% 0.35% 0.50%
Ratio of Net Investment Income/(Loss) 0.36% 0.33% 0.23% 0.43% 0.37%
Portfolio Turnover Rate
(2)
89% 102% 83% 80% 79%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund
is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital
Management LLC) is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2022
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2022
other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,138,237 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2022 is $2,252,170, resulting in the net amount due to the counterparty of $113,933.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2022
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
As of October 31, 2022, the Adviser owned 2,000 shares or 0.06% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $5,716,374 in purchases and $5,261,032 in sales, resulting in a net realized loss of $2,201,223. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$49,323 $— $(31,919,319) $— $— $— $(7,104,260)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,504,530) $(2,414,789) $(31,919,319)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$181,442,336 $19,668,693 $(26,772,953) $(7,104,260)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
26 October 31, 2022
and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized gain of $7,750,973 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$594,109 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$558,730 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$7,752,758 $2,351 $(7,755,109)
Year Ended October 31, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 950,000 $ 55,380,934 2,000,000 $ 129,840,539
Shares repurchased (675,000) (41,498,089) (1,225,000) (79,694,771)
Net Increase/(Decrease) 275,000 $ 13,882,845 775,000 $ 50,145,768
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$157,136,072 $157,024,105 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$55,313,304 $41,447,881 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
28 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
30 October 31, 2022
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
32 October 31, 2022
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93062 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small Cap Growth Alpha ETF (JSML)
seeks investment results that correspond generally,
before fees and expenses, to the performance of its
underlying index, the Janus Henderson Small Cap Growth
Alpha Index.
Performance Overview
U.S. small-cap equities declined over the twelve-month period ended October 31, 2022, as soaring inflation, rising interest rates, and fears of recession led to market turbulence. Equities started out the period with positive yet volatile performance in the fourth quarter of 2021, as investors focused on strong corporate earnings news. This volatility increased in the first quarter of 2022 as inflation, rising rates, and geopolitical uncertainty weighed on investor sentiment. Expectations for a more restrictive Federal Reserve (Fed) policy also triggered a sell-off in higher-
valuation growth stocks. The Fed raised interest rates by 25 basis points (bps) in March, but then moved more aggressively with a 50-bps increase in May and consecutive 75-bps rate hikes in June, July, and September. The
Fed also signaled that additional rate hikes were likely into 2023, which kept upward pressure on bond yields. As this aggressive pace of tightening fueled recession fears, the Janus Henderson Investors US LLC (Adviser) began to witness signs of economic slowing and pressure on earnings as companies faced weaker demand, higher input and financing costs, and currency pressures.
During the period, Janus Henderson Small Cap Growth Alpha ETF, (the “Fund”) returned -29.11% (based on NAV).
Its primary benchmark, the Janus Small Cap Growth Alpha Index, returned -28.92%, and its secondary benchmark, the Russell 2000 Growth Index, returned -26.02%.
JSML seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small-cap companies with some of the strongest fundamentals that the Adviser believes can deliver sustainable growth in a variety of market environments.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Progyny, Inc.
Health Care Providers & Services 3.4%
Amkor Technology, Inc.
Semiconductors & Semiconductor Equipment 3.2%
Westlake Corp.
Chemicals 3.1%
MP Materials Corp.
Metals & Mining 2.7%
Super Micro Computer, Inc.
Technology Hardware, Storage & Peripherals 2.6%
15.0%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 28.8%
Technology 24.6%
Industrial 12.1%
Consumer, Cyclical 10.2%
Financial 9.5%
Basic Materials 6.2%
Communications 5.9%
Investments Purchased with Cash Collateral from Securities
Lending 2.9%
Energy 2.2%
Utilities 0.5%
102.9%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Small Cap Growth Alpha ETF - NAV -29.11% 6.10% 10.64% 0.30%
Janus Henderson Small Cap Growth Alpha ETF - Market Price -29.08% 6.17% 10.66% –
Janus Henderson Small Cap Growth Alpha Index -28.92% 6.40% 10.97% –
Russell 2000
®
Growth Index -26.02% 5.17% 10.60% –
* The Fund commenced operations on February 23, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $931.20 $1.46 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 0 .9%
Aerojet Rocketdyne Holdings, Inc.* 14,435 $ 699,376
Auto Components - 0 .7%
LCI Industries 2,338 248,085
Patrick Industries, Inc. 2,100 95,991
XPEL, Inc.* 2,537 175,535
519,611
Automobiles - 0 .2%
Winnebago Industries, Inc. 2,916 174,056
Banks - 3 .2%
Ameris Bancorp 5,224 269,088
Bancorp, Inc. (The)* 4,262 117,546
Bank First Corp. 678 58,410
Business First Bancshares, Inc. 1,697 42,052
Capstar Financial Holdings, Inc. 1,650 29,172
Coastal Financial Corp.* 975 45,454
ConnectOne Bancorp, Inc. 2,953 73,973
Customers Bancorp, Inc.* 2,443 82,305
FB Financial Corp. 3,532 148,203
First Foundation, Inc. 4,249 67,814
Five Star Bancorp
#
1,298 37,655
Live Oak Bancshares, Inc. 3,304 107,281
Metropolitan Bank Holding Corp.* 821 54,186
Origin Bancorp, Inc. 1,791 74,022
Pacific Premier Bancorp, Inc. 7,154 260,477
Pathward Financial, Inc. 2,189 92,004
Premier Financial Corp. 2,680 77,318
Sandy Spring Bancorp, Inc. 3,365 119,255
Seacoast Banking Corp. of Florida 4,628 143,005
ServisFirst Bancshares, Inc. 4,091 308,175
Silvergate Capital Corp. - Class A* 2,386 135,429
Triumph Bancorp, Inc.* 1,842 94,863
2,437,687
Beverages - 0 .4%
Coca-Cola Consolidated, Inc. 372 181,168
MGP Ingredients, Inc. 971 108,800
289,968
Biotechnology - 1 .8%
Emergent BioSolutions, Inc.* 31,348 653,920
iTeos Therapeutics, Inc.* 22,365 435,670
Organogenesis Holdings, Inc. - Class A* 82,290 269,911
1,359,501
Building Products - 1 .0%
CSW Industrials, Inc. 2,769 356,979
Hayward Holdings, Inc.* 38,754 358,475
715,454
Capital Markets - 2 .2%
Artisan Partners Asset Management, Inc. - Class A 5,079 144,802
B Riley Financial, Inc. 2,132 86,730
Cowen, Inc. - Class A 2,085 80,523
Evercore, Inc. - Class A 2,948 309,835
Hamilton Lane, Inc. - Class A 2,809 168,034
Moelis & Co. - Class A 4,829 205,039
Open Lending Corp. - Class A* 9,511 68,194

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Capital Markets - (continued)
Piper Sandler Cos. 1,315 $ 168,281
PJT Partners, Inc. - Class A 1,826 135,854
StepStone Group, Inc. - Class A 4,627 136,589
Victory Capital Holdings, Inc. - Class A 5,158 149,169
1,653,050
Chemicals - 3 .6%
Origin Materials, Inc.
#
,* 67,077 380,997
Westlake Corp. 23,934 2,313,221
2,694,218
Commercial Services & Supplies - 0 .3%
Aris Water Solution, Inc. - Class A 4,573 77,878
Heritage-Crystal Clean, Inc.* 4,336 119,110
196,988
Communications Equipment - 1 .2%
Clearfield, Inc.* 7,718 937,505
Construction & Engineering - 2 .8%
Ameresco, Inc. - Class A* 6,070 367,114
Comfort Systems USA, Inc. 6,420 791,458
IES Holdings, Inc.* 3,684 121,719
MYR Group, Inc.* 2,987 261,392
NV5 Global, Inc.* 2,789 404,265
Sterling Infrastructure, Inc.* 5,437 146,745
2,092,693
Diversified Financial Services - 0 .3%
Jackson Financial, Inc. - Class A 6,393 245,235
Electrical Equipment - 2 .3%
Atkore, Inc.* 7,413 706,459
Encore Wire Corp. 3,431 472,071
Fluence Energy, Inc. - Class A
#
,* 20,513 306,259
Vicor Corp.* 5,783 276,254
1,761,043
Electronic Equipment, Instruments & Components - 3 .2%
Insight Enterprises, Inc.* 19,656 1,857,688
Napco Security Technologies, Inc.* 20,573 584,685
2,442,373
Entertainment - 1 .0%
Sciplay Corp. - Class A* 4,688 65,585
World Wrestling Entertainment, Inc. - Class A 8,600 678,454
744,039
Equity Real Estate Investment Trusts (REITs) - 0 .9%
Bluerock Homes Trust, Inc.* 406 10,272
Essential Properties Realty Trust, Inc. 15,048 323,833
PotlatchDeltic Corp. 7,392 328,870
662,975
Food & Staples Retailing - 0 .9%
Albertsons Cos., Inc. - Class A 31,176 639,420
Ingles Markets, Inc. - Class A 633 59,736
699,156
Health Care Equipment & Supplies - 2 .7%
Cue Health, Inc.
#
,* 93,094 369,583
LeMaitre Vascular, Inc. 13,808 599,267
Meridian Bioscience, Inc.* 27,504 879,303

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Semler Scientific, Inc.* 4,273 $ 179,509
2,027,662
Health Care Providers & Services - 11 .3%
AdaptHealth Corp. - Class A* 84,562 1,928,013
Addus HomeCare Corp.* 10,109 1,035,364
Cross Country Healthcare, Inc.* 24,036 891,495
DocGo, Inc.* 63,513 628,779
Fulgent Genetics, Inc.* 19,027 754,040
Joint Corp. (The)* 9,114 150,563
National Research Corp. 15,568 634,085
Progyny, Inc.* 57,891 2,574,413
8,596,752
Health Care Technology - 2 .4%
Doximity, Inc. - Class A
#
,* 69,455 1,838,474
Hotels, Restaurants & Leisure - 0 .6%
ONE Group Hospitality, Inc. (The)* 2,995 22,402
Wingstop, Inc. 2,748 435,256
457,658
Household Durables - 3 .5%
Cavco Industries, Inc.* 816 184,963
Century Communities, Inc. 2,965 131,972
Cricut, Inc. - Class A
#
,* 4,057 36,067
Dream Finders Homes, Inc. - Class A
#
,* 2,973 33,000
Green Brick Partners, Inc.* 4,230 97,840
Installed Building Products, Inc. 2,643 227,298
KB Home 8,010 230,848
LGI Homes, Inc.* 2,139 196,895
Lovesac Co. (The)* 1,387 33,760
M/I Homes, Inc.* 2,551 105,841
MDC Holdings, Inc. 6,538 199,148
Meritage Homes Corp.* 3,361 255,974
Skyline Champion Corp.* 5,226 304,205
Sonos, Inc.* 11,694 188,507
Taylor Morrison Home Corp. - Class A* 10,445 275,121
Tri Pointe Homes, Inc.* 9,339 156,428
2,657,867
Insurance - 0 .5%
BRP Group, Inc. - Class A* 4,538 128,652
Palomar Holdings, Inc.* 1,901 169,113
Stewart Information Services Corp. 2,042 79,557
377,322
Interactive Media & Services - 1 .7%
Bumble, Inc. - Class A* 25,741 653,822
Cargurus, Inc. - Class A* 20,398 296,995
Shutterstock, Inc. 7,145 357,464
1,308,281
Internet & Direct Marketing Retail - 0 .2%
1-800-Flowers.com, Inc. - Class A* 3,424 24,961
Revolve Group, Inc. - Class A* 3,743 89,832
114,793
IT Services - 4 .0%
International Money Express, Inc.* 21,530 581,956
Perficient, Inc.* 19,380 1,297,879

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
IT Services - (continued)
TTEC Holdings, Inc. 26,432 $ 1,175,431
3,055,266
Leisure Products - 0 .6%
Acushnet Holdings Corp. 6,539 304,521
AMMO, Inc.
#
,* 10,734 34,885
Johnson Outdoors, Inc. - Class A 822 43,254
Malibu Boats, Inc. - Class A* 1,885 99,717
482,377
Life Sciences Tools & Services - 1 .8%
Maravai LifeSciences Holdings, Inc. - Class A* 82,699 1,372,803
Machinery - 1 .5%
Kadant, Inc. 2,092 372,272
Mueller Industries, Inc. 10,172 637,174
Shyft Group, Inc. (The) 6,293 144,613
1,154,059
Marine - 0 .7%
Matson, Inc. 6,996 514,766
Media - 0 .2%
AdTheorent Holding Co., Inc.* 17,155 36,368
PubMatic, Inc. - Class A* 8,477 147,500
183,868
Metals & Mining - 3 .6%
MP Materials Corp.* 67,464 2,026,619
Olympic Steel, Inc. 5,245 142,716
Ryerson Holding Corp. 17,474 586,253
2,755,588
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
AFC Gamma, Inc. 1,492 25,558
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6,599 179,361
204,919
Multiline Retail - 0 .4%
Ollie's Bargain Outlet Holdings, Inc.* 5,742 321,552
Oil, Gas & Consumable Fuels - 1 .7%
Callon Petroleum Co.* 4,273 187,841
Hess Midstream LP - Class A 3,046 88,151
New Fortress Energy, Inc. - Class A 14,378 791,797
VAALCO Energy, Inc. 4,085 21,038
Viper Energy Partners LP 5,209 173,720
1,262,547
Personal Products - 0 .4%
BellRing Brands, Inc.* 6,017 145,732
Medifast, Inc. 485 56,740
Olaplex Holdings, Inc.* 28,675 126,170
328,642
Pharmaceuticals - 3 .9%
Corcept Therapeutics, Inc.* 67,338 1,925,867
Innoviva, Inc.* 43,821 594,213
SIGA Technologies, Inc. 45,911 421,922
2,942,002
Professional Services - 3 .0%
CRA International, Inc. 1,286 132,124
Heidrick & Struggles International, Inc. 3,542 99,743
Insperity, Inc. 6,826 805,604

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - (continued)
Korn Ferry 9,512 $ 528,772
TriNet Group, Inc.* 11,149 724,462
2,290,705
Real Estate Management & Development - 0 .3%
Douglas Elliman, Inc. 8,655 39,986
eXp World Holdings, Inc.
#
16,187 213,830
253,816
Road & Rail - 1 .4%
ArcBest Corp. 4,400 349,492
Marten Transport Ltd. 14,539 272,897
Werner Enterprises, Inc. 11,378 446,018
1,068,407
Semiconductors & Semiconductor Equipment - 13 .8%
ACM Research, Inc. - Class A* 30,347 194,221
Alpha & Omega Semiconductor Ltd.* 15,331 502,090
Amkor Technology, Inc. 117,266 2,437,960
Axcelis Technologies, Inc.* 18,502 1,073,116
Cohu, Inc.* 27,012 889,235
Diodes, Inc.* 25,474 1,825,722
FormFactor, Inc.* 43,201 873,092
Onto Innovation, Inc.* 27,825 1,859,823
Ultra Clean Holdings, Inc.* 25,445 791,594
10,446,853
Software - 2 .6%
Alarm.com Holdings, Inc.* 27,855 1,638,988
D-Wave Quantum, Inc.* 80,979 235,649
WM Technology, Inc.
#
,* 49,861 102,215
1,976,852
Specialty Retail - 3 .4%
Academy Sports & Outdoors, Inc. 7,820 344,315
America's Car-Mart, Inc.* 601 41,084
Asbury Automotive Group, Inc.* 2,033 320,706
Boot Barn Holdings, Inc.* 2,738 155,518
Camping World Holdings, Inc. - Class A
#
3,844 106,979
Citi Trends, Inc.* 770 17,410
Group 1 Automotive, Inc. 1,450 250,850
Hibbett, Inc. 1,185 73,968
Leslie's, Inc.* 16,821 236,167
MarineMax, Inc.* 1,975 63,812
OneWater Marine, Inc. - Class A* 1,298 42,834
Penske Automotive Group, Inc. 6,820 761,248
Shoe Carnival, Inc. 2,530 60,669
Sleep Number Corp.* 2,020 56,035
Sportsman's Warehouse Holdings, Inc.* 4,049 36,360
2,567,955
Technology Hardware, Storage & Peripherals - 3 .7%
Corsair Gaming, Inc.
#
,* 53,652 740,398
Super Micro Computer, Inc.* 29,073 2,023,190
Turtle Beach Corp.* 9,245 72,111
2,835,699
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc. 673 13,248

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - 1 .2%
Bridgewater Bancshares, Inc.* 2,076 $ 39,693
Flagstar Bancorp, Inc. 4,017 155,458
Merchants Bancorp 3,246 77,742
NMI Holdings, Inc. - Class A* 6,381 139,935
PennyMac Financial Services, Inc. 3,951 210,667
Southern Missouri Bancorp, Inc. 694 35,568
Walker & Dunlop, Inc. 2,489 223,910
882,973
Trading Companies & Distributors - 1 .7%
BlueLinx Holdings, Inc.* 1,665 117,316
Boise Cascade Co. 7,080 472,732
Custom Truck One Source, Inc.* 44,520 308,523
GMS, Inc.* 7,654 361,269
1,259,840
Total Common Stocks (cost $87,384,352) 75,878,474
Investments Purchased with Cash Collateral from Securities Lending - 2 .9%
Investment Companies - 2 .3%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
£,∞
1,753,591 1,753,591
Time Deposits - 0 .6%
Royal Bank of Canada, 3.0300%, 11/1/22 $ 438,398 438,398
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,191,989) 2,191,989
Total Investments (total cost $ 89,576,341 ) - 102 .9% 78,070,463
Liabilities, net of Cash, Receivables and Other Assets - (2.9%) (2,186,271)
Net Assets - 100.0% $75,884,192
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 77,834,814 99 .7%
Canada 235,649 0 .3
Total $ 78,070,463 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Investment Companies - 2.3%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
$ 28,180
Δ
$ – $ – $ 1,753,591
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Investment Companies - 2.3%
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
$ 11,773,593 $ 60,485,990 $ (70,505,992) $ 1,753,591

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,119,354 $ — $ (2,119,354) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 13
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2022.
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 75,878,474 $ — $ —
Investments Purchased with Cash Collateral from Securities
Lending — 2,191,989 —
Total Assets $ 75,878,474 $ 2,191,989 $ —

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2022
14 October 31, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $87,822,750)
(1)
$ 76,316,872
Affiliated investments, at value (cost $1,753,591) 1,753,591
Receivables:
Dividends 163,986
Interest 1,500
Affiliated securities lending income, net 1,433
Total Assets 78,237,382
Liabilities:
Collateral on securities loaned (Note 2) 2,191,989
Payables: —
Due to custodian 71,206
Investments purchased 71,149
Management fees 18,846
Total Liabilities 2,353,190
Net Assets $ 75,884,192
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 123,493,669
Total distributable earnings (loss) (47,609,477)
Total Net Assets $ 75,884,192
Net Assets $ 75,884,192
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,602,000
Net Asset Value Per Share $ 47 .37
(1) Includes $2,119,354 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2022
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Dividends $ 815,348
Affiliated securities lending income, net     28,180
Unaffiliated securities lending income, net 7,251
Total Investment Income 850,779
Expenses:
Management Fees 312,951
Total Expenses 312,951
Net Investment Income/(Loss) 537,828
Net Realized Gain/(Loss) on Investments:
Investments $ (25,808,275)
Total Net Realized Gain/(Loss) on Investments $ (25,808,275)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (16,065,773)
Total Change in Unrealized Net Appreciation/Depreciation $ (16,065,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (41,336,220)

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
16 October 31, 2022
See Notes to Financial Statements.
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 537,828 $ 594,071
Net realized gain/(loss) on investments (25,808,275) 20,865,399
Change in unrealized net appreciation/depreciation (16,065,773) 505,442
Net Increase/(Decrease) in Net Assets Resulting from Operations (41,336,220) 21,964,912
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (392,153) (565,566)
Net Decrease from Dividends and Distributions to Shareholders (392,153) (565,566)
Capital Share Transactions (30,093,810) 73,349,448
Net Increase/(Decrease) in Net Assets (71,822,183) 94,748,794
Net Assets: — —
Beginning of Year   147,706,375 52,957,581
End of Year $ 75,884,192 $ 147,706,375

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $67.08 $48.06 $43.10 $39.59 $36.05
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.28 0.32 0.10 0.20 0.20
Net realized and unrealized gain/(loss) (19.79) 19.03 4.97 3.51 3.57
Total from Investment Operations (19.51) 19.35 5.07 3.71 3.77
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.20) (0.33) (0.11) (0.20) (0.23)
Total Dividends and Distributions (0.20) (0.33) (0.11) (0.20) (0.23)
Net Asset Value, End of Period $47.37 $67.08 $48.06 $43.10 $39.59
Total Return (29.11)% 40.30% 11.79% 9.43% 10.49%
(2)
Net assets, End of Period (in thousands) $75,884 $147,706 $52,958 $34,563 $25,816
Average Net Assets for the Period (in thousands) $103,942 $123,640 $45,900 $30,102 $17,444
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.32% 0.35% 0.50%
Ratio of Net Investment Income/(Loss) 0.52% 0.48% 0.23% 0.49% 0.50%
Portfolio Turnover Rate
(3)
107% 135% 78% 104% 84%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2022
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2022
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. For example, small- and micro-capitalization companies may be more likely to merge with or be acquired by another company, resulting in de-listing of the securities held by the Fund.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2022
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
maturity are $2,119,354 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2022 is $2,191,989, resulting in the net amount due to the counterparty of $72,635.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2022
out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2022, the Adviser owned 2,000 shares or 0.12% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $5,261,117 in purchases and $5,716,281 in sales, resulting in a net realized loss of $54,238. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$176,222 $— $(36,170,462) $— $— $— $(11,615,237)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(34,714,173) $(1,456,289) $(36,170,462)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$89,685,700 $6,716,116 $(18,331,353) $(11,615,237)

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2022, the Adviser owned 2,000 shares or 0.12% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $5,261,117 in purchases and $5,716,281 in sales, resulting in a net realized loss of $54,238. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$176,222 $— $(36,170,462) $— $— $— $(11,615,237)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(34,714,173) $(1,456,289) $(36,170,462)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$89,685,700 $6,716,116 $(18,331,353) $(11,615,237)
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized loss of $602,249 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$392,153 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$565,566 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$591,483 $2,040 $(593,523)
Year Ended October 31, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 275,000 $ 15,992,523 2,100,000 $ 139,741,007
Shares repurchased (875,000) (46,086,333) (1,000,000) (66,391,559)
Net Increase/(Decrease) (600,000) $ (30,093,810) 1,100,000 $ 73,349,448
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$111,538,099 $111,446,319 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$15,984,169 $45,962,415 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
26 October 31, 2022
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
28 October 31, 2022
warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 29
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
30 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93061 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Janus Henderson Short Duration Income ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Short Duration Income ETF (VNLA) seeks
to provide a steady income stream with capital preservation
across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a
moderate amount through various market cycles while at the
same time providing low volatility.
PERFORMANCE OVERVIEW
Global bonds lost significant ground in the 12-month period ended October 31, 2022, as multi-decade high inflation forced central banks to aggressively tighten monetary policy. Initially, longer-dated maturites led markets down as investors wondered whether policy makers had acted too late. Later, acute pressure was felt along the front end of the yield curve as the rapid increase in policy rates resulted in a historic sell-off in the shorter-dated securities that are most responsive to shifts in this monetary lever.
During the period, Janus Henderson Short Duration Income ETF (the”Fund”) returned -1.18% (based on NAV), while its benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 0.88%. Losses were concentrated in the Fund’s interest rate positioning. During the most acute period of the bond market sell-off, there was simply no place to hide. Any portfolio that had a modicum of interest rate exposure was negatively impacted. While portfolio duration was aggressively lowered with the aim of minimizing losses, the Fund was unable to fully avoid the tumult roiling fixed income markets. Once we believed that the near- to mid-term path of policy tightening was priced in, we remained vigilant with respect to duration, keeping it at a level we believed was aligned with risks still present within the market, but also positioning the Fund to capture the potential for a higher level of income generation and diversification than had been available during the pandemic era. Certain hedges we deployed to manage our interest rate exposure during the period – along with our more recent extension of duration – aided performance, though not enough to entirely offset losses elsewhere in the portfolio.
Janus Henderson Short Duration Income ETF is an actively managed, fixed income ETF with the potential to deliver returns above cash. The Fund seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. Rather than tracking a benchmark, the Fund is designed to move beyond conventional benchmark constraints and provide positive absolute returns.
The Fund uses derivatives such as futures, options and swaps in connection with its strategies for various purposes, including managing interest rate and credit risk across the portfolio and in certain situations to construct positions with the aim of enhancing returns. During the period, the Fund used options, futures, options on futures, credit default swaps (CDS), other swaps and forward exchange contracts.
In aggregate, derivatives’ impact on Fund performance was positive. Please see the Derivative Instruments section in the “Notes to
Financial Statements” for a discussion of derivatives used by the Fund.
Daniel Siluk Jason England
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 43.2%
Utilities 13.0%
Consumer, Non-cyclical 11.5%
Consumer, Cyclical 10.1%
Energy 8.7%
Industrial 7.5%
Government 6.5%
Technology 2.8%
Communications 2.0%
Exchange Traded Fund 1.1%
Mortgage-Backed Securities 0.9%
Basic Materials 0.9%
Investment Companies 0.2%
Purchased Options 0.0%
Asset-Backed Securities 0.0%
108.4%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
The Fund is not a money market fund and does not attempt to maintain a stable net asset value.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Short Duration Income ETF - NAV -1.18% 1.54% 1.60% 0.23%
Janus Henderson Short Duration Income ETF - Market Price -1.32% 1.50% 1.59% –
FTSE 3-Month U.S. Treasury Bill Index 0.88% 1.16% 1.09% –
* The Fund commenced operations on November 16, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $999.70 $1.16 $1,000.00 $1,024.05 $1.17 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Short Duration Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 0.0%
Pepper SPARKZ Trust, 30 Day Australian Bank Bill Rate + 1.5500%, 4.2650%,
10/16/27
‡
(cost $106,373) AUD 144,517 $ 92,183
Corporate Bonds - 70.5%
Basic Materials - 0.9%
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) $ 24,000,000 22,359,720
Communications - 2.0%
AT&T, Inc., 0.9000%, 3/25/24 26,430,000 24,955,668
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 AUD 750,000 474,831
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 1,000,000 586,973
Spark Finance Ltd., 2.6000%, 3/18/30 1,200,000 624,375
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,385,477
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
3.5092%, 2/17/23
‡
7,640,000 4,888,600
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,437,907
Verizon Communications, Inc., 0.8500%, 11/20/25 6,770,000 5,946,908
Verizon Communications, Inc., 1.4500%, 3/20/26 5,100,000 4,490,636
Walt Disney Co. (The), 1.7500%, 8/30/24 3,470,000 3,274,035
51,065,410
Consumer, Cyclical - 6.3%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,308,974
American Honda Finance Corp., 0.8750%, 7/7/23 1,665,000 1,617,731
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 7,592,435
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,155,807
BMW US Capital LLC, SOFRINDX + 0.8400%, 3.8871%, 4/1/25 (144A)
‡
7,025,000 6,988,809
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 300,000 255,875
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,216,432
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 7,903,774
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,239,401
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 4,270,000 4,101,740
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,700,000 9,155,124
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,910,000 6,347,369
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 8,400,000 7,603,750
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,822,758
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,228,780
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 3.7303%, 3/8/24
‡
1,910,000 1,223,528
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,026,559
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 810,000 495,299
Mercedes-Benz Finance North America LLC, 0.7500%, 3/1/24 (144A) $ 13,060,000 12,300,430
Toyota Motor Corp., 0.6810%, 3/25/24 2,700,000 2,542,439
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 11,609,603
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,500,000 10,697,097
Toyota Motor Credit Corp., 1.8000%, 2/13/25 300,000 279,573
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 AUD 6,300,000 4,006,704
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 13,370,000 7,698,728
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 12,375,084
Warnermedia Holdings, Inc., 3.4280%, 3/15/24 (144A) 6,575,000 6,341,781
161,135,584
Consumer, Non-cyclical - 7.7%
Avery Dennison Corp., 0.8500%, 8/15/24 6,650,000 6,148,555
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 20,721,281
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,506,597
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,312,755
Centene Corp., 4.2500%, 12/15/27 13,679,000 12,618,877

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Conagra Brands, Inc., 0.5000%, 8/11/23 $ 4,500,000 $ 4,329,191
CVS Health Corp., 3.3750%, 8/12/24 7,885,000 7,659,900
CVS Health Corp., 2.6250%, 8/15/24 3,915,000 3,747,171
Hershey Co. (The), 0.9000%, 6/1/25 8,256,000 7,454,306
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 3,722,857
Humana, Inc., 0.6500%, 8/3/23 10,205,000 9,857,944
Humana, Inc., 1.3500%, 2/3/27 4,550,000 3,812,293
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 5,310,000 3,015,052
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,049,604
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 5,279,810
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,193,250
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,139,410
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,268,687
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,370,000 11,714,143
PerkinElmer, Inc., 0.5500%, 9/15/23 4,825,000 4,637,091
PerkinElmer, Inc., 0.8500%, 9/15/24 10,050,000 9,273,922
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,700,000 17,011,647
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 14,900,000 14,297,781
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,249,340
Unilever Capital Corp., 0.6260%, 8/12/24 6,775,000 6,302,636
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,290,000 2,093,167
194,417,267
Energy - 1.1%
Enbridge, Inc., 2.1500%, 2/16/24 $ 6,550,000 6,297,956
Enbridge, Inc., SOFRINDX + 0.6300%, 3.6869%, 2/16/24
‡
6,800,000 6,724,821
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 198,996
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,885,442
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,770,998
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,090,714
27,968,927
Financial - 42.7%
AerCap Ireland Capital DAC, 1.1500%, 10/29/23 15,200,000 14,398,462
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 14,925,000 13,546,470
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 14,499,416
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,691,355
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 14,887,984
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,228,613
American Express Co., SOFRINDX + 0.7200%, 3.7896%, 5/3/24
‡
6,875,000 6,846,379
American Express Co., SOFR + 0.9300%, 3.9727%, 3/4/25
‡
12,900,000 12,861,761
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 974,560
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 11,960,953
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,382,485
Athene Global Funding, 0.9140%, 8/19/24 (144A) 16,350,000 14,868,168
Athene Global Funding, 1.7160%, 1/7/25 (144A) 15,460,000 14,168,789
Athene Global Funding, 1.6080%, 6/29/26 (144A) 23,235,000 19,736,326
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 607,385
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 5.0289%, 7/26/29
‡
8,830,000 5,658,257
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 25,031,000 22,332,065
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 4.2573%, 2/26/31
‡
AUD 150,000 94,065

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Australian Central Credit Union Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
5.2023%, 9/16/31
‡
AUD 1,000,000 $ 609,412
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 10,808,411
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 12,257,045
Banco Santander SA, 3.4960%, 3/24/25 28,400,000 26,960,387
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
3,000,000 2,931,585
Bank of America Corp., SOFR + 0.6700%, 1.8430%, 2/4/25
‡
2,150,000 2,037,089
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,950,000 2,844,677
Bank of America Corp., 0.6000%, 1/26/26
Ç
2,000,000 1,675,919
Bank of America Corp., SOFR + 1.3300%, 3.3840%, 4/2/26
‡
3,000,000 2,818,317
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
37,300,000 32,932,170
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
7,050,000 6,028,716
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
4.0315%, 5/1/28
‡
AUD 19,500,000 12,462,638
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
4.6863%, 7/29/31
‡
3,500,000 2,146,352
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
4.9175%, 11/30/28
‡
26,900,000 17,284,959
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
4.4101%, 10/14/31
‡
800,000 486,843
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 13,393,231
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,681,249
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 12,070,000 11,142,499
Citigroup, Inc., SOFR + 1.3720%, 4.4375%, 5/24/25
‡
5,000,000 4,994,023
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 93,341
Citigroup, Inc., SOFRINDX + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 34,536,278
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
4.0354%, 1/11/24
‡
AUD 200,000 128,671
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,409,000 7,210,345
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
4.4729%, 9/10/30
‡
AUD 12,500,000 7,882,288
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
3.6701%, 8/20/31
‡
16,600,000 10,180,346
Computershare US, Inc., 3.1470%, 11/30/27 1,070,000 610,463
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 $ 12,600,000 11,900,691
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 952,474
Cooperatieve Rabobank UA, 1.3750%, 1/10/25 3,880,000 3,563,413
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,650,000 4,962,713
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7300%, 1.9800%, 12/15/27 (144A)
‡
3,500,000 2,939,837
Corebridge Financial, Inc., 3.5000%, 4/4/25 (144A) 10,475,000 9,871,917
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 13,896,514
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
4.3823%, 3/16/28
‡
AUD 27,220,000 17,398,156
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
$ 3,470,000 3,418,367
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,546,433
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 951,033
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,379,458
Goldman Sachs Group, Inc. (The), SOFR + 0.5380%, 0.6270%, 11/17/23
‡
$ 25,000,000 24,935,799
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
19,575,000 18,634,256
Goldman Sachs Group, Inc. (The), 5.7000%, 11/1/24 15,000,000 15,001,005

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Goldman Sachs Group, Inc. (The), SOFR + 0.7300%, 1.7570%, 1/24/25
‡
$ 5,200,000 $ 4,914,156
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,680,000 6,329,111
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,575,000 2,442,392
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,629,027
HSBC Holdings plc, SOFR + 0.5340%, 0.7320%, 8/17/24
‡
$ 7,035,000 6,670,728
HSBC Holdings plc, SOFR + 0.5800%, 1.1620%, 11/22/24
‡
11,300,000 10,604,563
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
10,000,000 9,081,387
HSBC USA, Inc., 3.7500%, 5/24/24 300,000 291,096
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
5.2034%, 12/15/36
‡
AUD 8,550,000 5,357,527
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
4.8534%, 6/15/44
‡
17,350,000 11,017,473
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
5.1034%, 6/15/45
‡
6,730,000 4,250,241
Intercontinental Exchange, Inc., 3.6500%, 5/23/25 $ 17,425,000 16,873,502
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
690,000 643,576
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
23,200,000 21,493,371
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
31,000,000 28,835,964
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
5.1515%, 3/6/23
‡
AUD 2,600,000 1,662,223
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
4.7573%, 2/26/24
‡
9,440,000 5,956,944
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
5.2910%, 3/17/25
‡
3,280,000 2,048,002
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
4.9500%, 5/25/26
‡
11,620,000 7,147,087
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 955,369
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
4.1732%, 3/20/23
‡
3,710,000 2,371,581
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
$ 5,587,000 5,584,432
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,850,000 2,423,330
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,752,527
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
6,200,000 6,012,230
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) 12,840,000 11,993,887
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
5.3331%, 5/28/30
‡
AUD 19,800,000 12,755,864
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
4.3910%, 6/17/31
‡
11,700,000 7,229,375
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
$ 9,700,000 8,785,008
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,734,744
Morgan Stanley, SOFR + 0.4660%, 0.5600%, 11/10/23
‡
3,490,000 3,485,495
Morgan Stanley, SOFR + 0.5090%, 0.7910%, 1/22/25
‡
17,600,000 16,428,618
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 10,602,982
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
25,250,000 25,325,948
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
4.4392%, 5/17/29
‡
AUD 14,920,000 9,591,214
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
4.0167%, 11/18/30
‡
24,275,000 15,235,432
Nordea Bank Abp, 1.0000%, 6/9/23 (144A) $ 6,700,000 6,524,574
Nordea Bank Abp, SOFR + 0.9600%, 4.0027%, 6/6/25 (144A)
‡
6,925,000 6,870,052
Nordea Bank Abp, 0.7500%, 8/28/25 (144A) 9,550,000 8,378,215

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) $ 616,000 $ 604,738
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 2,876,435
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 1,000,000 633,740
Royal Bank of Canada, 2.5500%, 7/16/24 $ 190,000 181,223
Royal Bank of Canada, 5.6600%, 10/25/24 25,900,000 25,947,819
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 197,581
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 2,897,512
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
4.6911%, 12/5/28
‡
18,590,000 11,910,010
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.2500%,
4.7250%, 12/1/35
‡
5,000,000 3,135,391
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,688,515
SVB Financial Group, 2.1000%, 5/15/28 11,920,000 9,471,284
Swedbank AB, SOFRINDX + 0.9100%, 3.9570%, 4/4/25 (144A)
‡
12,250,000 12,110,962
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 4,750,000 4,357,836
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,743,445
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 6,449,431
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,670,908
UBS AG, 0.7000%, 8/9/24 (144A) 4,750,000 4,363,989
UBS Group AG, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.6000%, 4.4900%, 8/5/25 (144A)
‡
12,500,000 12,075,312
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
4,230,000 4,098,743
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,144,126
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,584,120
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
4.4433%, 6/27/25
‡
610,000 392,398
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 90,339
Wells Fargo & Co., 1.6540%, 6/2/24 $ 20,740,000 20,260,725
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,880,000 6,367,156
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 8,808,147
Wells Fargo & Co., SOFR + 1.3200%, 4.3615%, 4/25/26
‡
3,500,000 3,465,945
Wells Fargo & Co., 2.1880%, 4/30/26 13,000,000 11,829,384
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
3.2535%, 11/16/23
‡
AUD 14,600,000 9,374,047
Westpac Banking Corp., 1.0190%, 11/18/24 $ 6,000,000 5,530,937
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,692,630
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
3.7035%, 2/16/28
‡
AUD 6,100,000 3,897,701
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 2.6500%,
4.8000%, 6/14/28
‡
1,240,000 791,570
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
4.7050%, 6/22/28
‡
15,800,000 10,107,974
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 8,800,063
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
4.4131%, 8/27/29
‡
6,700,000 4,296,974
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,910,000 5,395,562
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
4.6363%, 1/29/31
‡
AUD 1,800,000 1,120,859
1,083,887,591
Industrial - 3.4%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 $ 10,175,000 9,390,287

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 $ 8,820,000 $ 8,234,176
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 2,650,000 2,447,093
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,200,000 2,084,282
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,231,689
DAE Funding LLC, 1.5500%, 8/1/24 (144A) 3,450,000 3,129,551
John Deere Capital Corp., 0.4500%, 1/17/24 3,590,000 3,407,125
John Deere Capital Corp., 0.4500%, 6/7/24 12,750,000 11,905,680
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 5,839,951
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,310,332
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,311,288
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
4.3565%, 7/12/24
‡
AUD 8,980,000 5,692,972
Stanley Black & Decker, Inc., 2.3000%, 2/24/25 $ 16,675,000 15,666,829
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 1,230,000 1,221,616
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 1,000,000 993,184
85,866,055
Technology - 2.8%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 6,860,000 6,672,907
Fiserv, Inc., 3.8000%, 10/1/23 22,245,000 21,913,594
Intuit, Inc., 0.6500%, 7/15/23 14,710,000 14,273,209
NVIDIA Corp., 0.5840%, 6/14/24 16,725,000 15,603,281
VMware, Inc., 1.0000%, 8/15/24 6,975,000 6,431,152
VMware, Inc., 1.4000%, 8/15/26 6,550,000 5,587,861
70,482,004
Utilities - 3.6%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 7,871,531
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
3.2911%, 2/5/24
‡
AUD 1,570,000 1,002,526
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 10,829,759
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
4.3063%, 10/30/24
‡
22,900,000 14,613,364
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 2,843,426
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
3.4831%, 7/1/26
‡
3,000,000 1,855,232
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 10,570,000 10,320,428
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,002,554
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
3.7225%, 12/13/23
‡
1,630,000 1,043,983
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,426,341
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 $ 200,000 198,248
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 3,964,960
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 6,454,000 5,881,449
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
4.0563%, 10/30/24
‡
AUD 2,090,000 1,332,151
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 809,975
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
4.3226%, 12/6/24
‡
14,620,000 9,353,286
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 322,106
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
$ 14,970,000 14,829,895
SGSP Australia Assets Pty. Ltd., 3.7500%, 6/28/23 AUD 300,000 191,225
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 $ 200,000 180,854
91,873,293
Total Corporate Bonds (cost $1,925,224,600) 1,789,055,851

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - 7.5%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 3.6050%, 9/23/25
‡
AUD 17,230,000 $ 10,948,491
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 7,972,318
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,186,229
New South Wales Treasury Corp., 5.0000%, 8/20/24 AUD 23,000,000 15,031,479
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 204,355,000 112,047,971
Queensland Treasury Corp., 4.2500%, 7/21/23 (144A) AUD 10,000,000 6,431,895
Queensland Treasury Corp., 4.7500%, 7/21/25 (144A) 20,000,000 13,101,738
South Australian Government Financing Authority, 2.7500%, 4/16/25 13,000,000 8,111,977
Treasury Corp. of Victoria, 5.5000%, 12/17/24 6,825,000 4,517,494
Western Australian Treasury Corp., 5.0000%, 7/23/25 8,000,000 5,273,079
Total Foreign Government Bonds (cost $206,497,403) 189,622,671
Mortgage-Backed Securities - 0.9%
Connecticut Avenue Securities Trust
SOFR30A + 2.5500%, 5.5468%, 7/25/42 (144A)
‡
$ 3,277,391 3,261,331
SOFR30A + 2.5000%, 5.5245%, 9/25/42 (144A)
‡
6,561,709 6,515,726
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 5.2968%, 8/25/42 (144A)
‡
5,315,778 5,271,564
SOFR30A + 2.1500%, 5.1468%, 9/25/42 (144A)
‡
2,296,137 2,270,930
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 3.9738% , 3/8/49
‡
AUD 3,500,000 2,239,344
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 2.0000%, 4.6716%, 3/12/50
‡
824,683 527,354
30 Day Australian Bank Bill Rate + 2.3500%, 5.0216%, 3/12/50
‡
1,371,153 876,763
30 Day Australian Bank Bill Rate + 1.3500%, 4.0238%, 2/11/51
‡
303,829 194,479
30 Day Australian Bank Bill Rate + 1.8500%, 4.5238%, 2/11/51
‡
1,334,799 855,084
Pepper Residential Securities Trust No. 22 , ICE LIBOR USD 1 Month + 1.0000% ,
4.4891% , 6/20/60 (144A)
‡
$ 379,377 379,465
Pepper Residential Securities Trust No. 23 , 30 Day Australian Bank Bill Rate +
2.2500% , 4.9739% , 8/18/60
‡
AUD 847,783 544,412
Pepper Residential Securities Trust No. 24 , ICE LIBOR USD 1 Month + 0.9000% ,
4.3430% , 11/18/60 (144A)
‡
$ 184,800 185,036
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 4.1003% , 11/10/49
(144A)
‡
43,840 43,837
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 4.2716% , 1/12/46
‡
AUD 837,526 535,105
Total Mortgage-Backed Securities (cost $24,616,119) 23,700,430
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 26,862,000
Investment Companies - 0.2%
Money Market Funds - 0.2%
Federated Hermes Government Obligations Tax-Managed Fund, 2.9400%
∞
(cost
$4,504,169) 4,504,169 4,504,169
Commercial Paper - 28.2%
AutoNation, Inc., 3.6504%, 11/1/22 (Section 4(2)) $ 95,000,000 94,990,323
Aviation Capital Group LLC, 3.8504%, 11/1/22 (Section 4(2)) 2,700,000 2,699,760
Conagra Brands, Inc., 3.7004%, 11/1/22 (Section 4(2)) 72,000,000 71,992,506
Energy Transfer LP, 3.7004%, 11/1/22 (Section 4(2)) 45,000,000 44,995,416
Jabil, Inc., 3.8704%, 11/2/22 (Section 4(2)) 105,000,000 104,976,982
Smithfield Foods, Inc., 3.6504%, 11/1/22 (Section 4(2)) 26,300,000 26,297,305
Southern California Edison Co., 3.8004%, 11/1/22 (Section 4(2)) 105,000,000 104,990,130
Southern California Edison Co., 3.8504%, 11/2/22 (Section 4(2)) 100,000,000 99,980,800
Targa Resources Corp., 3.8004%, 11/1/22 (Section 4(2)) 71,000,000 70,993,952
Targa Resources Corp., 3.8004%, 11/2/22 (Section 4(2)) 71,000,000 70,987,638
WGL Holdings, Inc., 4.0036%, 11/1/22 (Section 4(2)) 25,000,000 24,997,789
Total Commercial Paper (cost $717,970,524) 717,902,601

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
OTC Purchased Options - Puts - 0%
Counterparty/Reference Asset
Morgan Stanley & Co.
USD/JPY Currency,
Notional amount 48,120,000, premiums paid $486,012, unrealized depreciation
$(225,640), exercise price $125, expires 6/29/23* 48,120,000 $ 260,372
Total OTC Purchased Options (premiums paid $486,012) 260,372
Total Investments (total cost $2,907,072,978 ) - 108.4% 2,752,000,277
Liabilities, net of Cash, Receivables and Other Assets - (8.4%) (212,203,891)
Net Assets - 100.0% $2,539,796,386
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,772,494,758 64.4%
Australia 429,221,140 15.6
New Zealand 136,556,350 5.0
Canada 62,290,399 2.3
United Kingdom 54,758,783 2.0
Germany 48,276,736 1.8
Singapore 45,839,386 1.7
Ireland 45,135,703 1.6
South Korea 34,390,791 1.2
Spain 26,960,387 1.0
Switzerland 26,110,209 0.9
Netherlands 24,319,128 0.9
Finland 21,772,841 0.8
Sweden 12,110,962 0.4
Saudi Arabia 6,090,714 0.2
United Arab Emirates 3,129,551 0.1
Japan 2,542,439 0.1
Total $ 2,752,000,277 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investment Company - 1.1%
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF
∞
$ 383,588 $ – $ (805,778) $ 26,862,000
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investment Company - 1.1%
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF
∞
$ – $ 27,667,778 $ – $ 26,862,000

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
14 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2022.
Schedule of Forward Foreign Currency Exchange Contracts , Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
New Zealand Dollar 1/27/23 193,000,000 $ (112,530,194) $ 253,152
–
J.P. Morgan Chase Bank
Canadian Dollar 1/27/23 37,350,000 (27,595,368) 180,506
–
Morgan Stanley & Co.
Australian Dollar 1/27/23 633,700,000 (412,271,912) 5,813,690
–
Total $6,247,348
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Short:
U.S. Treasury 2 Year Notes 2,265 12/30/22 $ (462,927,069) $ 9,722,535
U.S. Treasury 5 Year Notes 2,710 12/30/22 (288,869,063) 12,255,162
Total $21,977,697
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 $ 51,500,000 $ (447,481) $ 453,364 $ 5,883
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 130,000,000 (1,129,564) 1,495,769 366,205
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 58,250,000 (506,132) 265,419 (240,713)
Total (2,083,177) 2,214,552 $131,375
Schedule of OTC Written Options
Counterparty/
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Put Options:
Morgan Stanley & Co.
USD/JPY
Currency 48,120,000 120.00 USD 06/29/2023 $ 48,120,000 $ 288,720 $ 134,597 $ (154,123)

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2022.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2022
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $— $— $6,247,348 $6,247,348
Swaps - centrally cleared 372,088 — — 372,088
Futures contracts — 21,977,697 — 21,977,697
Purchased options, at value — — 260,372 260,372
Total Asset Derivatives $372,088 $21,977,697 $6,507,720 $28,857,505
Liability Derivatives:
Swaps - centrally cleared 240,713 — — 240,713
Options written, at value — — 154,123 154,123
Total Liability Derivatives $240,713 $— $154,123 $394,836
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $82,485,786 $82,485,786
Futures contracts — 92,665,741 — 92,665,741
Swap contracts (626,890) 856,110 — 229,220
Total $(626,890) $93,521,851 $82,485,786 $175,380,747
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $17,456,105 $17,456,105
Futures contracts — 9,439,117 — 9,439,117
Swap contracts 131,375 — — 131,375
Purchased options contracts — — (225,640) (225,640)
Written options contracts — 134,597 134,597
Total $131,375 $9,439,117 $17,365,062 $26,935,554
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Futures contracts:
Average notional amount of contracts - long $117,879,767
Average notional amount of contracts - short 1,289,317,458
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 8,733,578

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2022
16 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Average amounts sold - in USD 635,474,771
Credit default swaps:
Average notional amount - buy protection 125,291,667
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 14,448,750
Options:
Average value of option contracts purchased 57,348
Average value of option contracts written 34,232
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America N.A. $ 253,152 $ — $ — $ 253,152
J.P. Morgan Chase Bank 180,506 — — 180,506
Morgan Stanley & Co. 6,074,062 (154,123) — 5,919,939
Total $ 6,507,720 $ (154,123) $ — $ 6,353,597
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Morgan Stanley & Co. 154,123 (154,123) — —
Total $ 154,123 $ (154,123) $ — $ —
Bank of America N.A. Liabilities less than Assets? 0.00
Citigroup, Inc Liabilities less than Assets? 0.00
J.P. Morgan Chase Bank Liabilities less than Assets? 0.00
Morgan Stanley & Co. Liabilities less than Assets? 0.00
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 17
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended October 31, 2022 is $717,902,601 which represents 28.2 % of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $473,197,451 which represents 18.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
18 October 31, 2022
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 92,183 $ —
Corporate Bonds — 1,789,055,851 —
Foreign Government Bonds — 189,622,671 —
Mortgage-Backed Securities — 23,700,430 —
Exchange Traded Fund 26,862,000 — —
Investment Companies 4,504,169 — —
Commercial Paper — 717,902,601 —
OTC Purchased Options - Puts — 260,372 —
Total Investments in Securities $ 31,366,169 $ 2,720,634,108 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 372,088 $ —
Forward Foreign Currency Exchange Contracts — 6,247,348 —
Futures Contracts 21,977,697 — —
Total Other Financial Instruments $ 21,977,697 $ 6,619,436 $ —
Total Assets $ 53,343,866 $ 2,727,253,544 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 240,713 $ —
Options Written, at Value — 154,123 —
Total Liabilities $ — $ 394,836 $ —
(a) Other financial instruments include forward foreign currency exchange, futures, written options and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written options are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,878,919,188) $ 2,724,877,905
Affiliated investments, at value (cost $27,667,778) 26,862,000
Purchased options, at value (premiums paid $486,012) 260,372
Cash denominated in foreign currency (cost $7,494,681) 7,494,690
Forward foreign currency exchange contracts 6,247,348
Due from broker for centrally cleared swaps 3,504,779
Due from broker for futures 7,780,000
Receivable for variation margin on swaps 1,200,360
Receivable for variation margin on futures contracts 1,470,186
Receivables:
Investments sold 73,246,262
Interest 9,112,905
Due from adviser 4,909
Total Assets 2,862,061,716
Liabilities:
Options written, at value (premiums received $288,720) 154,123
Payables: —
Due to custodian 6,792,073
Investments purchased 314,819,977
Management fees 499,157
Total Liabilities 322,265,330
Net Assets $ 2,539,796,386
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,634,142,866
Total distributable earnings (loss) (94,346,480)
Total Net Assets $ 2,539,796,386
Net Assets $ 2,539,796,386
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 52,400,000
Net Asset Value Per Share $ 48.47

Janus Henderson Short Duration Income ETF
Statement of Operations
For the year ended October 31, 2022
20 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 42,107,711
Dividends from affiliates 383,588
Dividends 37,041
Foreign tax withheld (53)
Total Investment Income 42,528,287
Expenses:
Management Fees 5,950,111
Total Expenses 5,950,111
Less: Excess Expense Reimbursement and Waivers (42,316)
Net Expenses 5,907,795
Net Investment Income/(Loss) 36,620,492
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (105,285,205)
Forward foreign currency exchange contracts 82,485,786
Futures contracts 92,665,741
Swap contracts 229,220
Total Net Realized Gain/(Loss) on Investments $ 70,095,542
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (163,646,629)
Investments in affiliates (805,778)
Forward foreign currency exchange contracts 17,456,105
Futures contracts 9,439,117
Purchased options contracts (225,640)
Swap contracts 131,375
Written options contracts 134,597
Total Change in Unrealized Net Appreciation/Depreciation $ (137,516,853)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (30,800,819)

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 36,620,492 $ 28,223,248
Net realized gain/(loss) on investments 70,095,542 (5,523,306)
Change in unrealized net appreciation/depreciation (137,516,853) (18,802,770)
Net Increase/(Decrease) in Net Assets Resulting from Operations (30,800,819) 3,897,172
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (50,154,283) (27,444,008)
Net Decrease from Dividends and Distributions to Shareholders (50,154,283) (27,444,008)
Capital Share Transactions (156,749,220) 74,521,876
Net Increase/(Decrease) in Net Assets (237,704,322) 50,975,040
Net Assets: — —
Beginning of Year   2,777,500,708 2,726,525,668
End of Year $ 2,539,796,386 $ 2,777,500,708

Janus Henderson Short Duration Income ETF
Financial Highlights
22 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $50.00 $50.40 $49.89 $50.04 $50.35
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.69 0.49 0.77 1.39 1.25
Net realized and unrealized gain/(loss) (1.27) (0.41) 0.70 0.53 (0.33)
Total from Investment Operations (0.58) 0.08 1.47 1.92 0.92
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.95) (0.48) (0.96) (1.43) (1.23)
Distributions (from capital gains) — — — (0.64) —
Total Dividends and Distributions (0.95) (0.48) (0.96) (2.07) (1.23)
Net Asset Value, End of Period $48.47 $50.00 $50.40 $49.89 $50.04
Total Return (1.18)% 0.15% 2.99% 3.95% 1.86%
Net assets, End of Period (in thousands) $2,539,796 $2,777,501 $2,726,526 $1,037,735 $730,545
Average Net Assets for the Period (in thousands) $2,600,154 $2,893,718 $1,601,333 $925,572 $406,711
Ratios to Average Net Assets
Ratio of Gross Expenses 0.23% 0.23% 0.26% 0.32% 0.35%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.23% 0.23% 0.26% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 1.41% 0.98% 1.54% 2.80% 2.51%
Portfolio Turnover Rate
(2)
46% 74% 14% 23% 22%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the
Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
24 October 31, 2022
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
26 October 31, 2022
risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
28 October 31, 2022
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
30 October 31, 2022
invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
There were no interest rate swaps held as of October 31, 2022.
3. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
32 October 31, 2022
to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event,

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
34 October 31, 2022
the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2022" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2022 through
February 28, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2022, the Adviser waived $42,316 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2022, an affiliate of the Adviser owned 100,999 shares or 0.19% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $97,979,852 in purchases.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$63,998,469 $— $— $— $— $(23,920) $(158,321,029)

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
36 October 31, 2022
During the year ended October 31, 2022, capital loss carryovers of $34,347,631 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2022 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,909,811,545 $1,862,261 $(159,673,529) $(157,811,268)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$30,926,610 $30,224,958 $(30,734,719) $(509,761)
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$50,154,283 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$27,444,008 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$5,265,278 $50,128,125 $(55,393,403)
Year Ended October 31, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 12,000,000 $ 587,516,679 9,150,000 $ 460,894,564
Shares repurchased (15,150,000) (744,265,899) (7,700,001) (386,372,688)
Net Increase/(Decrease) (3,150,000) $ (156,749,220) 1,449,999 $ 74,521,876

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 37
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,048,301,363 $1,263,601,396 $— $—

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
38 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 39
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
40 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 41
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93073 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Mortgage-Backed Securities ETF (JMBS)
seeks a high level of total return consisting of income and
capital appreciation.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2022, Janus Henderson Mortgage-Backed Securities ETF (the “Fund”)
returned -14.89% net of fees (based on NAV), outperforming its benchmark, the Bloomberg U.S. Mortgage-Backed
Securities Index, which returned -15.04%.
The period was characterized by numerous headwinds affecting U.S. agency mortgage-backed securities (MBS). In its fight against inflation, the Federal Reserve (Fed) hiked rates by 3.00% over the period, while the yield on 10-year
U.S. Treasuries increased from 1.56% to 4.05%. Higher yields resulted in negative price returns on MBS.
Persistently high interest-rate volatility (resulting from uncertainty regarding the extent and magnitude of Fed rate hikes) further pressured MBS valuations, as higher rate volatility increases the value of the borrower’s prepay option, thereby reducing the value of the bonds. The Fed’s pivot in 2022 from quantitative easing (QE) to quantitative tightening (QT) resulted in spread widening in MBS, as investor concern grew over excess supply if the Fed decided to start actively selling its MBS holdings.
Demand for housing was strong early in the period, supported by mortgage rates still near historical lows. But mortgage rates began to rise quickly in 2022 along with a rise in the yield curve. The rate on a 30-year fixed-rate agency mortgage more than doubled during the period, from 3.17% to 7.22%. The sharp rise in mortgage rates led to a significant slowdown in housing transactions, home price growth, and mortgage refinancing.
Active security selection within the agency MBS market helped the Fund’s relative returns. Lower-coupon bonds generally were more adversely affected during the period due to their relatively higher sensitivity to changes in interest rates. The Fund held a greater proportion of higher-coupon bonds (which were less impacted by rate volatility) compared to its benchmark, and this contributed to relative returns. Our overall spread risk positioning remained slightly above that of the benchmark, and as spreads widened, this somewhat offset relative outperformance.
Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
Janus Henderson Mortgage-Backed Securities ETF is an actively managed, high-quality MBS ETF that offers potential for broad portfolio diversification benefits with little to no corporate credit risk. The Fund seeks to provide total returns in excess of the Bloomberg U.S. MBS Index without taking additional risk and differentiates itself by employing fundamental loan-level analysis and quantitative modeling in an effort to identify mispriced assets with attractive borrower behavior.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 193.0%^
Asset-Backed Securities 6.6%
Investment Companies 1.0%
Financial 0.1%
200.7%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Mortgage-Backed Securities ETF - NAV -14.89% -0.49% 0.29%
Janus Henderson Mortgage-Backed Securities ETF - Market Price -14.81% -0.46% –
Bloomberg U.S. Mortgage Backed Securities (MBS) Index -15.04% -1.29% –
* The Fund commenced operations on September 12, 2018.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $927.80 $1.36 $1,000.00 $1,023.79 $1.43 0.28%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mortgage-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mortgage-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2022 and for the period September 12, 2018 (commencement of operations) through October 31, 2018 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the four years in the period ended October 31, 2022 and for the period September 12, 2018 (commencement of operations) through October
31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 6.6%
American Credit Acceptance Receivables Trust, 4.1200%, 2/13/26 (144A) $ 3,486,532 $ 3,448,360
Consumer Loan Underlying Bond Club Certificate Issuer Trust I, 4.7000%,
12/15/26 (144A) 2,287,321 2,279,732
Consumer Loan Underlying Bond CLUB Credit Trust, 4.4100%, 10/15/26 (144A) 2,326,617 2,314,430
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 2,522,684 2,526,778
FREED ABS Trust, 1.0300%, 6/19/28 (144A) 610,507 606,869
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 2,021,225 1,953,888
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 966,850 948,258
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,713,092 1,572,252
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 4,974,950 4,297,154
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 1,644,208 1,573,706
Pawneee Equipment Receivables LLC, 3.8090%, 8/15/23 (144A) 2,812,328 2,804,626
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
2,154,196 2,051,064
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 12,795,064 12,745,295
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 1,960,568 1,417,552
Tesla Auto Lease Trust, 2.3300%, 2/20/24 (144A) 2,000,000 1,955,153
Upstart Securitization Trust, 3.0140%, 11/20/30 (144A) 1,500,000 1,483,782
Upstart Securitization Trust, 0.8700%, 3/20/31 (144A) 565,820 561,397
US Auto Funding, 2.2000%, 5/15/26 (144A) 7,000,000 6,667,578
Total Asset-Backed Securities (cost $52,942,270) 51,207,874
Mortgage-Backed Securities - 193.0%
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 4.3468%, 2/25/50 (144A)
‡
2,079,693 1,708,362
SOFR30A + 1.5500%, 4.5468%, 2/25/50 (144A)
‡
2,466,012 1,953,402
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,437,076 1,345,639
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 5.9856%, 4/25/31 (144A)
‡
179,427 178,828
ICE LIBOR USD 1 Month + 2.4500%, 6.0356%, 7/25/31 (144A)
‡
102,339 101,980
ICE LIBOR USD 1 Month + 2.1500%, 5.7356%, 9/25/31 (144A)
‡
1,887,195 1,882,449
SOFR30A + 1.0000%, 3.9968%, 12/25/41 (144A)
‡
1,477,660 1,437,964
SOFR30A + 1.2000%, 4.1968%, 1/25/42 (144A)
‡
10,728,124 10,419,907
SOFR30A + 2.0000%, 4.9968%, 3/25/42 (144A)
‡
1,463,387 1,437,475
SOFR30A + 2.1000%, 5.0968%, 3/25/42 (144A)
‡
3,629,997 3,580,981
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
5.6630% , 7/15/38 (144A)
‡
2,928,577 2,771,112
FHLMC Gold Pools, Other
3.5000%, 8/1/42 64,583 58,560
3.5000%, 8/1/42 58,874 53,384
3.0000%, 3/1/43 3,179 2,782
3.0000%, 6/1/43 68,034 58,974
3.0000%, 11/1/43 1,113,209 975,481
FHLMC Multifamily Structured Credit Risk , SOFR30A + 2.0000% ,
4.9968% , 1/25/51 (144A)
‡
1,383,888 1,279,047
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 4.2968%, 2/25/42 (144A)
‡
2,284,391 2,227,425
SOFR30A + 2.1500%, 5.1468%, 9/25/42 (144A)
‡
2,407,431 2,381,003
ICE LIBOR USD 1 Month + 5.1000%, 8.6856%, 6/25/50 (144A)
‡
1,855,507 1,904,174
FHLMC STACR Trust , ICE LIBOR USD 1 Month + 1.9500% , 5.5356% , 10/25/49
(144A)
‡
2,403,425 2,381,604
FHLMC UMBS
3.0000%, 5/1/31 107,547 100,799
2.5000%, 12/1/31 13,724 12,723
3.0000%, 9/1/32 97,140 90,987
3.0000%, 1/1/33 58,117 54,436

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
2.5000%, 12/1/33 $ 459,808 $ 426,299
2.5000%, 11/1/34 972,394 882,573
3.0000%, 3/1/43 2,802,419 2,452,855
3.5000%, 12/1/44 562,739 509,469
3.0000%, 10/1/46 2,539,117 2,199,926
3.0000%, 12/1/46 16,744 14,507
4.0000%, 3/1/47 156,665 146,144
3.0000%, 4/1/47 1,329,717 1,152,085
4.0000%, 11/1/47 431,904 399,949
3.0000%, 12/1/47 23,705 20,539
4.5000%, 8/1/48 132,817 126,805
4.0000%, 9/1/48 1,320,939 1,222,742
5.0000%, 9/1/48 83,251 81,368
4.0000%, 11/1/48 221,230 204,784
4.0000%, 12/1/48 2,730,390 2,527,417
4.5000%, 12/1/48 31,880 30,439
4.5000%, 12/1/48 385,369 368,657
4.5000%, 12/1/48 4,832,765 4,614,017
4.0000%, 5/1/49 482,593 444,416
4.0000%, 6/1/49 1,651,341 1,526,157
4.0000%, 7/1/49 1,729,631 1,598,512
3.0000%, 8/1/49 125,537 107,755
3.0000%, 8/1/49 2,553,397 2,194,549
3.5000%, 8/1/49 364,849 325,440
3.5000%, 3/1/50 414,383 366,031
4.0000%, 3/1/50 2,570,133 2,379,073
4.0000%, 6/1/50 4,306,148 3,986,035
2.5000%, 8/1/50 21,596 17,972
2.5000%, 8/1/50 57,639 47,985
2.5000%, 9/1/50 104,327 86,780
4.5000%, 9/1/50 15,935,043 15,213,769
4.0000%, 10/1/50 768,610 710,344
2.0000%, 9/1/51 6,008,573 4,746,150
2.0000%, 9/1/51 5,241,184 4,139,993
2.5000%, 11/1/51 5,807,991 4,807,751
2.5000%, 1/1/52 213,998 176,970
2.5000%, 1/1/52 130,217 107,564
3.0000%, 2/1/52 1,093,520 937,131
3.0000%, 2/1/52 1,431,371 1,223,866
3.0000%, 3/1/52 1,890,468 1,619,516
4.5000%, 3/1/52 114,019 107,019
3.5000%, 4/1/52 3,236,796 2,863,180
3.5000%, 4/1/52 3,032,947 2,682,860
3.5000%, 4/1/52 1,060,636 937,432
3.5000%, 4/1/52 931,205 822,921
3.5000%, 6/1/52 13,528,915 11,992,061
3.5000%, 7/1/52 5,029,016 4,454,608
4.0000%, 7/1/52 4,484,038 4,081,307
5.5000%, 7/1/52 4,773,443 4,740,636
4.0000%, 8/1/52 5,119,165 4,659,792
4.5000%, 8/1/52 10,750,879 10,099,543
4.5000%, 8/1/52 25,524,069 23,983,827
4.5000%, 8/1/52 5,497,799 5,166,036

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 8/1/52 $ 44,206,812 $ 43,175,616
5.0000%, 8/1/52 8,976,724 8,716,337
5.5000%, 8/1/52 4,054,497 4,026,632
5.5000%, 9/1/52 3,790,964 3,764,910
FHLMC, REMIC
ICE LIBOR USD 1 Month + 0.3500%, 3.7621%, 2/15/32
‡
24,262 24,230
ICE LIBOR USD 1 Month + 0.6500%, 4.0621%, 3/15/32
‡
35,300 35,410
ICE LIBOR USD 1 Month + 0.5000%, 3.9121%, 7/15/32
‡
20,152 20,269
ICE LIBOR USD 1 Month + 0.4000%, 3.8121%, 1/15/33
‡
23,234 23,127
ICE LIBOR USD 1 Month + 0.2500%, 3.6621%, 9/15/35
‡
20,713 20,683
ICE LIBOR USD 1 Month + 0.5900%, 4.0021%, 10/15/37
‡
68,888 68,571
ICE LIBOR USD 1 Month + 0.3000%, 3.7121%, 8/15/40
‡
29,610 29,698
ICE LIBOR USD 1 Month + 0.5000%, 3.9121%, 9/15/40
‡
68,144 67,674
ICE LIBOR USD 1 Month + 0.5500%, 3.9621%, 4/15/41
‡
224,895 222,087
FNMA
ICE LIBOR USD 1 Month + 2.6000%, 6.1856%, 5/25/24
‡
1,823,426 1,823,982
ICE LIBOR USD 1 Month + 4.9000%, 8.4856%, 11/25/24
‡
574,107 589,632
ICE LIBOR USD 1 Month + 4.0000%, 7.5856%, 5/25/25
‡
5,987,348 6,045,988
ICE LIBOR USD 1 Month + 5.0000%, 8.5856%, 7/25/25
‡
2,254,004 2,281,485
ICE LIBOR USD 1 Month + 5.7000%, 9.2856%, 4/25/28
‡
983,755 1,035,665
ICE LIBOR USD 1 Month + 2.5000%, 6.0856%, 5/25/30
‡
4,765,278 4,730,335
ICE LIBOR USD 1 Month + 2.0000%, 5.5856%, 3/25/31
‡
2,544,121 2,514,418
SOFR30A + 2.0000%, 4.9968%, 11/25/41 (144A)
‡
2,386,000 2,124,304
FNMA UMBS
2.5000%, 8/1/31 15,528 14,395
2.5000%, 10/1/31 17,952 16,643
2.5000%, 2/1/32 16,391 15,195
3.0000%, 11/1/34 68,244 63,343
3.0000%, 12/1/34 74,435 69,090
3.0000%, 1/1/43 209,440 183,509
3.0000%, 5/1/43 1,217,863 1,065,850
3.0000%, 5/1/43 1,586,964 1,388,880
3.0000%, 10/1/44 975,094 854,364
3.5000%, 12/1/45 533,418 478,618
3.0000%, 1/1/46 18,141 15,717
3.5000%, 1/1/46 49,190 44,136
3.0000%, 3/1/46 1,933,878 1,675,464
3.0000%, 9/1/46 45,427 39,757
3.0000%, 1/1/47 91,842 79,569
3.0000%, 1/1/47 347,780 304,370
3.0000%, 1/1/47 401,075 347,482
3.5000%, 3/1/47 466,265 418,364
4.0000%, 5/1/47 333,832 310,437
3.5000%, 7/1/47 413,514 371,031
3.5000%, 8/1/47 154,878 138,940
4.0000%, 10/1/47 1,710,374 1,583,919
3.5000%, 12/1/47 164,502 147,574
3.0000%, 2/1/48 565,209 489,700
3.0000%, 4/1/48 27,788,773 24,320,197
5.0000%, 5/1/48 1,631,572 1,594,621
3.5000%, 7/1/48 10,583,857 9,488,460
4.0000%, 7/1/48 2,097,918 1,941,940
4.0000%, 10/1/48 805,823 745,911

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 11/1/48 $ 2,439,305 $ 2,257,945
4.0000%, 12/1/48 390,770 361,717
4.0000%, 2/1/49 1,395,352 1,291,609
4.0000%, 2/1/49 1,219,894 1,129,196
4.0000%, 6/1/49 326,183 301,468
3.0000%, 8/1/49 126,723 108,768
3.0000%, 8/1/49 130,907 112,359
3.0000%, 9/1/49 239,647 206,350
4.0000%, 11/1/49 5,266,411 4,874,859
4.0000%, 11/1/49 465,212 429,963
4.5000%, 1/1/50 8,542,012 8,155,587
4.0000%, 3/1/50 7,695,420 7,123,273
4.0000%, 3/1/50 4,210,437 3,897,395
4.0000%, 3/1/50 1,582,086 1,464,459
3.0000%, 5/1/50 2,934,389 2,532,588
2.5000%, 8/1/50 113,210 94,207
4.0000%, 9/1/50 8,914,816 8,239,350
4.0000%, 10/1/50 8,416,388 7,778,687
4.5000%, 10/1/50 5,259,778 5,021,835
4.5000%, 12/1/50 1,751,639 1,648,188
4.0000%, 3/1/51 202,911 187,824
4.0000%, 3/1/51 416,189 384,655
4.0000%, 3/1/51 21,428,901 19,805,256
2.5000%, 6/1/51 28,209,523 23,424,695
2.0000%, 9/1/51 5,554,813 4,387,920
4.0000%, 10/1/51 2,997,261 2,770,162
2.5000%, 3/1/52 6,215,112 5,134,407
2.5000%, 3/1/52 380,652 314,354
3.0000%, 3/1/52 5,423,650 4,635,762
3.5000%, 3/1/52 5,774,527 5,120,138
3.0000%, 4/1/52 4,599,389 3,938,633
3.0000%, 4/1/52 4,041,509 3,453,300
3.5000%, 4/1/52 3,962,266 3,504,764
3.5000%, 4/1/52 4,389,358 3,878,784
3.5000%, 4/1/52 1,602,967 1,416,706
3.5000%, 4/1/52 5,644,505 5,023,361
3.5000%, 4/1/52 1,283,730 1,134,406
3.5000%, 4/1/52 1,334,637 1,180,533
4.0000%, 4/1/52 2,994,477 2,740,059
4.5000%, 4/1/52 135,476 127,152
4.5000%, 4/1/52 265,050 248,767
4.5000%, 4/1/52 240,519 225,743
4.5000%, 4/1/52 210,402 197,476
4.5000%, 4/1/52 462,101 433,713
4.5000%, 4/1/52 600,489 563,600
3.5000%, 5/1/52 3,291,972 2,916,869
3.5000%, 5/1/52 25,266,656 22,478,365
3.5000%, 5/1/52 4,445,090 3,931,151
4.5000%, 5/1/52 733,052 688,019
3.5000%, 6/1/52 2,400,877 2,126,564
3.5000%, 6/1/52 13,631,381 12,122,861
3.5000%, 6/1/52 23,571,327 20,955,479
4.0000%, 6/1/52 4,665,177 4,246,192

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 6/1/52 $ 1,249,575 $ 1,137,350
3.5000%, 7/1/52 600,331 533,709
3.5000%, 7/1/52 11,945,670 10,580,814
3.5000%, 7/1/52 3,410,967 3,032,432
4.0000%, 7/1/52 1,993,710 1,814,653
4.5000%, 7/1/52 3,320,129 3,116,211
4.5000%, 7/1/52 2,364,537 2,221,743
5.0000%, 7/1/52 45,136,394 43,604,893
3.5000%, 8/1/52 2,926,107 2,590,875
3.5000%, 8/1/52 1,091,279 969,834
4.5000%, 8/1/52 23,004,896 21,615,633
5.0000%, 8/1/52 20,593,292 19,995,523
5.5000%, 8/1/52 7,647,428 7,594,845
5.5000%, 9/1/52 15,233,824 15,067,762
5.5000%, 10/1/52 23,651,226 23,355,658
FNMA, Other
3.0000%, 4/1/38 220,115 192,641
3.0000%, 9/1/42 262,455 229,960
3.0000%, 10/1/42 201,496 176,548
3.0000%, 1/1/43 353,367 309,616
3.0000%, 3/1/43 439,801 384,905
3.0000%, 5/1/43 102,799 89,968
3.0000%, 6/1/46 388,250 334,020
3.0000%, 11/1/46 78,787 68,465
3.0000%, 2/1/57 1,767,035 1,518,903
FNMA, REMIC
ICE LIBOR USD 1 Month + 0.4000%, 3.9856%, 4/25/32
‡
32,192 32,109
ICE LIBOR USD 1 Month + 0.5500%, 4.1356%, 4/25/32
‡
21,886 21,955
ICE LIBOR USD 1 Month + 0.5000%, 4.0856%, 9/25/33
‡
31,117 31,148
ICE LIBOR USD 1 Month + 0.3000%, 3.8856%, 10/25/35
‡
25,712 25,360
ICE LIBOR USD 1 Month + 0.3500%, 3.9356%, 4/25/36
‡
86,662 85,432
ICE LIBOR USD 1 Month + 0.5200%, 4.1056%, 9/25/37
‡
26,720 26,611
ICE LIBOR USD 1 Month + 0.4000%, 3.9856%, 9/25/40
‡
15,968 15,976
ICE LIBOR USD 1 Month + 55.0000%, 20.5935%, 10/25/40
‡
41,248 60,970
ICE LIBOR USD 1 Month + 0.4300%, 4.0156%, 11/25/40
‡
16,898 16,673
ICE LIBOR USD 1 Month + 0.4000%, 3.9856%, 9/25/42
‡
10,886 10,688
ICE LIBOR USD 1 Month + 0.3500%, 3.9356%, 10/25/42
‡
145,669 143,782
ICE LIBOR USD 1 Month + 4.0000%, 0.4144%, 11/25/42
‡
473,554 262,306
ICE LIBOR USD 1 Month + 0.5000%, 4.0856%, 2/25/43
‡
45,398 44,856
3.5000%, 1/25/61
(a)
24,755,804 4,328,745
FNMA/FHLMC UMBS, 15 Year, Single Family
3.0000%, TBA, 15 Year Maturity
(b)
62,427,503 57,419,818
3.5000%, TBA, 15 Year Maturity
(b)
75,895,329 71,269,964
4.0000%, TBA, 15 Year Maturity
(b)
70,917,500 67,746,069
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
292,137,700 239,117,921
5.5000%, TBA, 30 Year Maturity
(b)
85,559,459 84,362,225
6.0000%, TBA, 30 Year Maturity
(b)
39,000,000 39,047,190
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 9.1427% , 9/25/29
(144A)
‡
1,110,249 1,069,601
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 3.8121%, 8/16/29
‡
19,004 19,023
ICE LIBOR USD 1 Month + 0.4000%, 3.8891%, 7/20/34
‡
44,173 43,732

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
ICE LIBOR USD 1 Month + 0.3000%, 3.7121%, 8/16/34
‡
$ 33,821 $ 33,471
ICE LIBOR USD 1 Month + 0.2000%, 3.6891%, 6/20/35
‡
25,412 24,909
ICE LIBOR USD 1 Month + 0.1500%, 3.6391%, 8/20/35
‡
31,795 31,038
ICE LIBOR USD 1 Month + 0.3000%, 3.7891%, 4/20/37
‡
10,690 10,482
ICE LIBOR USD 1 Month + 0.3100%, 3.7991%, 6/20/37
‡
29,501 28,982
ICE LIBOR USD 1 Month + 0.3200%, 3.8091%, 7/20/37
‡
46,921 46,206
ICE LIBOR USD 1 Month + 0.5000%, 3.9891%, 10/20/37
‡
14,947 14,826
ICE LIBOR USD 1 Month + 0.5000%, 3.9891%, 10/20/37
‡
35,920 35,629
ICE LIBOR USD 1 Month + 0.5000%, 3.9891%, 2/20/38
‡
59,808 59,241
ICE LIBOR USD 1 Month + 0.5000%, 3.9891%, 2/20/38
‡
29,533 29,263
ICE LIBOR USD 1 Month + 0.6000%, 4.0121%, 1/16/40
‡
9,924 9,876
ICE LIBOR USD 1 Month + 0.3500%, 3.8391%, 6/20/40
‡
675 668
ICE LIBOR USD 1 Month + 0.4300%, 3.8421%, 10/16/40
‡
46,783 46,274
0.0000%, 5/16/41
¤
4,661,406 3,525,145
ICE LIBOR USD 1 Month + 0.3000%, 3.7891%, 7/20/41
‡
21,240 20,987
GNMA II, 30 Year
4.5000%, 2/20/48 1,334,455 1,283,855
4.0000%, 5/20/48 304,109 283,121
4.0000%, 6/20/48 1,015,176 945,116
4.5000%, 7/20/48 312,718 296,967
4.5000%, 11/20/48 173,042 166,433
5.0000%, 1/20/49 10,315 10,201
GNMA II, Other
4.0000%, 2/20/49 215,381 199,421
4.0000%, 4/20/49 165,370 153,116
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 17,837,204
3.0000%, TBA, 30 Year Maturity
(b)
54,920,876 47,696,859
3.5000%, TBA, 30 Year Maturity
(b)
28,311,337 25,298,869
4.0000%, TBA, 30 Year Maturity
(b)
18,017,249 16,575,311
4.5000%, TBA, 30 Year Maturity
(b)
122,000,000 115,510,576
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
623,686 535,591
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,695,526
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,213,601
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
852,941 726,072
4.0000%, 9/25/49 (144A)
‡
126,096 117,569
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
5,274,000 5,009,846
0.0000%, 8/25/46 (144A)
¤
3,230,000 3,047,877
Total Mortgage-Backed Securities (cost $1,565,148,552) 1,498,670,279
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $991,600) 40,000 702,000
Investment Companies - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
£,∞
(cost $7,789,044) 7,788,322 7,789,100
Total Investments (total cost $1,626,871,466 ) - 200.7% 1,558,369,253
Liabilities, net of Cash, Receivables and Other Assets - (100.7%) (781,766,252)
Net Assets - 100.0% $776,603,001

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,558,369,253 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (71.6)%
Mortgage-Backed Securities - (71.6)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (99,655,086) $ (84,598,398)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
(177,886,662) (156,409,516)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(96,050,449) (87,358,075)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(164,968,896) (154,723,668)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(76,000,000) (73,261,036)
Total Securities Sold Short (proceeds $568,600,121) $ (556,350,693)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (556,350,693) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investment Company - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ 673,771 $ 18,173 $ (5,454) $ 7,789,100
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
267
Δ
– – –
Total Affiliated Investments - 1.0% $ 674,038 $ 18,173 $ (5,454) $ 7,789,100
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investment Company - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ 484,064,930 $ 1,365,482,880 $ (1,841,771,429) $ 7,789,100
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
22,880 150,640 (173,520) –
Total Affiliated Investments - 1.0% $ 484,087,810 $ 1,365,633,520 $ (1,841,944,949) $ 7,789,100

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2022.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 671 12/20/22 $ 74,208,406 $ (1,164,503)
U.S. Treasury 10 Year Ultra Notes 160 12/20/22 18,557,500 (265,192)
U.S. Treasury Ultra Bonds 53 12/20/22 6,765,781 (959,434)
Total - Futures Long (2,389,129)
Futures Short:
U.S. Treasury 2 Year Notes 468 12/30/22 (95,651,156) 599,142
U.S. Treasury 5 Year Notes 1,066 12/30/22 (113,628,938) 1,034,621
Total - Futures Short 1,633,763
Total $(755,366)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/27 $ 50,950,000 $ (287,331) $ (208,844) $ (496,175)
CDX.NA.IG.39-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/27 20,850,000 (117,583) 23,562 (94,021)
Total (404,914) (185,282) $(590,196)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2022
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Futures contracts $— $1,633,763 $1,633,763
Liability Derivatives:
Swaps - centrally cleared 590,196 — 590,196
Futures contracts — 2,389,129 2,389,129
Total Liability Derivatives $590,196 $2,389,129 $2,979,325
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(1,820,545) $(1,820,545)
Swap contracts 1,397,717 — 1,397,717
Total $1,397,717 $(1,820,545) $(422,828)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2022
14 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(1,100,597) $(1,100,597)
Swap contracts (580,164) — (580,164)
Total $(580,164) $(1,100,597) $(1,680,761)
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Futures contracts:
Average notional amount of contracts - long $41,524,022
Average notional amount of contracts - short 100,200,839
Credit default swaps:
Average notional amount - buy protection 57,254,167

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 15
Bloomberg U.S.
MBS Index
Bloomberg U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2022.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $104,739,213 which represents 13.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
16 October 31, 2022
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 51,207,874 $ —
Mortgage-Backed Securities — 1,498,670,279 —
Preferred Stock 702,000 — —
Investment Companies — 7,789,100 —
Total Investments in Securities $ 702,000 $ 1,557,667,253 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 1,633,763 $ — $ —
Total Assets $ 2,335,763 $ 1,557,667,253 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 556,350,693 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 590,196 $ —
Futures Contracts 2,389,129 — —
Total Liabilities $ 2,389,129 $ 556,940,889 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,619,082,422) $ 1,550,580,153
Affiliated investments, at value (cost $7,789,044) 7,789,100
Due from broker for centrally cleared swaps 1,160,262
Due from broker for futures 1,540,000
Receivables:
Investments sold 12,308
TBA investments sold 734,131,946
Dividends 17,500
Interest 2,453,506
Total Assets 2,297,684,775
Liabilities:
TBA sales commitments, at value (proceeds $568,600,121) 556,350,693
Payable for variation margin on futures contracts 12,372
Payable for variation margin on swaps 345,835
Payables: —
Due to custodian 5,918
Investments purchased 9,578,115
TBA investments purchased 954,603,202
Management fees 185,639
Total Liabilities 1,521,081,774
Net Assets $ 776,603,001
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 924,319,989
Total distributable earnings (loss) (147,716,988)
Total Net Assets $ 776,603,001
Net Assets $ 776,603,001
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 17,550,000
Net Asset Value Per Share $ 44.25

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
For the year ended October 31, 2022
18 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 17,130,337
Dividends from affiliates 673,771
Dividends 42,875
Affiliated securities lending income, net     267
Unaffiliated securities lending income, net 2
Total Investment Income 17,847,252
Expenses:
Management Fees 2,338,312
Total Expenses 2,338,312
Net Investment Income/(Loss) 15,508,940
Net Realized Gain/(Loss) on Investments:
Investments $ (47,921,379)
Investments in affiliates 18,173
TBA sales commitments (42,764,064)
Futures contracts (1,820,545)
Swap contracts 1,397,717
Total Net Realized Gain/(Loss) on Investments $ (91,090,098)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (69,895,152)
Investments in affiliates (5,454)
TBA sales commitments 12,231,090
Futures contracts (1,100,597)
Swap contracts (580,164)
Total Change in Unrealized Net Appreciation/Depreciation $ (59,350,277)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (134,931,435)

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 15,508,940 $ 8,838,954
Net realized gain/(loss) on investments (91,090,098) (3,754)
Change in unrealized net appreciation/depreciation (59,350,277) (3,716,678)
Net Increase/(Decrease) in Net Assets Resulting from Operations (134,931,435) 5,118,522
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (14,943,831) (13,788,144)
Net Decrease from Dividends and Distributions to Shareholders (14,943,831) (13,788,144)
Capital Share Transactions 78,104,500 278,398,450
Net Increase/(Decrease) in Net Assets (71,770,766) 269,728,828
Net Assets: — —
Beginning of Year   848,373,767 578,644,939
End of Year $ 776,603,001 $ 848,373,767

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
20 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021 2020 2019 2018
(1)
Net Asset Value, Beginning of Period $52.94 $53.58 $52.62 $49.53 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.92 0.66 1.22 1.56 0.17
Net realized and unrealized gain/(loss) (8.73) (0.19) 1.51 3.03 (0.64)
Total from Investment Operations (7.81) 0.47 2.73 4.59 (0.47)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.88) (1.00) (1.77) (1.50) —
Distributions (from capital gains) — (0.11) — — —
Total Dividends and Distributions (0.88) (1.11) (1.77) (1.50) —
Net Asset Value, End of Period $44.25 $52.94 $53.58 $52.62 $49.53
Total Return
*
(14.89)% 0.88% 5.30%
(3)
9.40%
(3)
(0.94)%
Net assets, End of Period (in thousands) $776,603 $848,374 $578,645 $168,381 $32,193
Average Net Assets for the Period (in thousands) $835,074 $712,596 $369,845 $78,797 $30,452
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.28% 0.28% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 1.86% 1.24% 2.31% 3.05% 2.67%
Portfolio Turnover Rate
(4)(5)
143% 162% 300% 348% 91%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
22 October 31, 2022
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
24 October 31, 2022
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
26 October 31, 2022
exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
28 October 31, 2022
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2022.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
30 October 31, 2022
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.28% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.28% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2022 through
February 28, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay t he Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $40,751,855 in purchases and $25,403,419 in sales, resulting in a net realized loss of $935,597. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$2,439,287 $— $(93,756,080) $— $— $— $(56,400,195)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(82,296,117) $(11,459,963) $(93,756,080)

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
32 October 31, 2022
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2022 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,627,018,876 $1,195,747 $(69,845,370) $(68,649,623)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(570,130,965) $12,272,169 $(22,741) $12,249,428
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$14,943,831 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$12,444,742 $1,343,402 $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$— $1,444,427 $(1,444,427)
Year Ended October 31, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 7,625,000 $ 377,266,247 6,050,000 $ 322,380,877
Shares repurchased (6,100,000) (299,161,747) (825,001) (43,982,427)
Net Increase/(Decrease) 1,525,000 $ 78,104,500 5,224,999 $ 278,398,450

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,401,403,014 $879,482,994 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
34 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 35
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
36 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 37
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93085 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson AAA CLO ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson AAA CLO ETF (JAAA) seeks capital
preservation and current income by seeking to deliver floating-
rate exposure to high-quality AAA rated collateralized loan
obligations (CLOs).
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2022, Janus Henderson AAA CLO ETF (the “Fund”) returned -1.46%
net of fees (based on NAV), underperforming its benchmark, the J.P. Morgan CLO AAA Index, which returned
-0.90%.
The period was characterized by rising interest rates and widening spreads, which pressured returns on risk assets.
In its fight against inflation, the Federal Reserve hiked rates by 3.00% over the period, while the yield on 2-year
U.S. Treasuries increased from 0.50% to 4.48%. Spreads on AAA CLOs, calculated using the J.P. Morgan CLO
AAA Index Discount Margin, widened from 1.11% to 2.24% during the period, as investors turned to their most liquid holdings to raise cash.
While higher yields and spreads pressured returns in the CLO market, their magnitude was more muted relative to corporate bonds and other securitized products. This was largely attributable to CLOs’ floating-rate coupons, but also to their comparatively higher credit ratings.
Security selection within the CLO market drove relative underperformance over the period. Relative to the benchmark, the Fund’s modestly higher allocation to AA and junior (versus senior) AAA rated securities detracted as spreads widened. Relative underperformance was also witnessed within the Fund’s senior AAA holdings, as a significant portion of those holdings were purchased in 2021 at record low coupon rates, which are more sensitive to changes in interest rates.
Janus Henderson AAA CLO ETF is an actively managed ETF seeking to invest in high-quality CLOs. The ETF seeks to deliver investors risk-managed access to an asset class that may provide consistent risk-adjusted returns and low correlation to traditional fixed income asset classes while exhibiting low volatility with low downgrade risk.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 93.2%
Investment Companies 7.0%
100.2%

Janus Henderson AAA CLO ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson AAA CLO ETF - NAV -1.46% 0.30% 0.26%
Janus Henderson AAA CLO ETF - Market Price -1.47% 0.30% –
J.P. Morgan CLO AAA Index -0.90% 0.64% –
* The Fund commenced operations on October 16, 2020.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $988.70 $1.15 $1,000.00 $1,024.05 $1.17 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson AAA CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson AAA CLO ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2022 and for the period October 16, 2020
(commencement of operations) through October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2022 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the two years in the period ended October 31,
2022 and for the period October 16, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 93.2%
AB BSL CLO 2 Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1000%, 5.1791%,
4/15/34 (144A)
‡
$ 15,000,000 $ 14,347,080
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
5.3126%, 4/20/33 (144A)
‡
5,500,000 5,318,770
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 5.1791%,
7/15/31 (144A)
‡
16,317,000 15,868,707
Allegro CLO XII Ltd. 2020-1A A1, ICE LIBOR USD 3 Month + 1.2500%, 5.5276%,
1/21/32 (144A)
‡
30,000,000 29,240,730
AMMC CLO XII Ltd. 2013-12A AR2, ICE LIBOR USD 3 Month + 0.9500%,
3.8616%, 11/10/30 (144A)
‡
20,000,000 19,587,700
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
5.4239%, 1/28/31 (144A)
‡
15,830,000 15,528,660
Apex Credit CLO 2021 Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
5.4037%, 7/18/34 (144A)
‡
1,476,000 1,407,965
Apidos CLO XX 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%, 5.1791%,
7/16/31 (144A)
‡
21,330,000 20,768,232
Apidos CLO XXIX 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%, 5.6584%,
7/25/30 (144A)
‡
2,000,000 1,914,040
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 5.5291%,
8/23/30 (144A)
‡
2,000,000 1,927,254
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 5.1091%,
7/15/32 (144A)
‡
19,000,000 18,330,877
Battalion CLO VIII Ltd. 2015-8A A1R2, ICE LIBOR USD 3 Month + 1.0700%,
5.2637%, 7/18/30 (144A)
‡
14,794,274 14,461,714
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 5.3426%, 1/20/31 (144A)
‡
3,000,000 2,929,893
BlueMountain CLO XXXII Ltd. 2021-32A A, ICE LIBOR USD 3 Month + 1.1700%,
5.2491%, 10/15/34 (144A)
‡
11,800,000 11,286,252
BlueMountain Fuji US CLO II Ltd. 2017-2A A1AR, ICE LIBOR USD 3 Month +
1.0000%, 5.2426%, 10/20/30 (144A)
‡
15,000,000 14,686,200
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 5.2291%, 1/15/30 (144A)
‡
3,500,000 3,326,123
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
5.5847%, 1/30/31 (144A)
‡
3,010,000 2,857,005
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%, 6.3426%,
10/20/27 (144A)
‡
1,000,000 932,664
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
5.4926%, 1/20/30 (144A)
‡
4,527,000 4,302,402
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 5.2391%,
10/15/35 (144A)
‡
22,000,000 21,064,098
CARLYLE US CLO Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1400%,
5.2191%, 4/15/34 (144A)
‡
19,150,000 18,401,790
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 5.3626%, 10/20/29
(144A)
‡
8,917,111 8,757,325
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 5.0991%, 4/17/31
(144A)
‡
5,900,000 5,748,458
CBAM Ltd. 2019-11RA A1, ICE LIBOR USD 3 Month + 1.1800%, 5.4226%,
1/20/35 (144A)
‡
16,897,000 16,183,811
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 5.7426%,
1/20/35 (144A)
‡
13,889,000 12,943,242
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 5.2876%,
4/23/29 (144A)
‡
9,280,228 9,103,681
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 5.4626%,
7/20/30 (144A)
‡
9,953,906 9,782,848

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%, 6.1437%,
10/18/30 (144A)
‡
$ 1,000,000 $ 931,230
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 5.2937%,
7/18/31 (144A)
‡
17,500,000 17,053,155
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 6.7791%,
1/16/33 (144A)
‡
1,500,000 1,415,250
CIFC Funding Ltd. 2014-4RA A1AR, ICE LIBOR USD 3 Month + 1.1700%,
5.2491%, 1/17/35 (144A)
‡
42,500,000 40,586,183
CIFC Funding Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1300%, 5.4546%,
1/23/35 (144A)
‡
34,576,000 33,042,866
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 5.4226%,
10/20/30 (144A)
‡
3,000,000 2,939,988
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
5.0491%, 4/15/31 (144A)
‡
50,875,000 49,494,100
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 5.1991%,
1/15/31 (144A)
‡
31,552,000 30,864,703
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%, 5.1637%,
4/18/31 (144A)
‡
36,046,000 34,872,198
Dryden 75 CLO Ltd. 2019-75A AR2, ICE LIBOR USD 3 Month + 1.0400%,
5.1191%, 4/15/34 (144A)
‡
27,500,000 26,198,398
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%,
5.2291%, 10/15/35 (144A)
‡
30,000,000 28,603,980
Eaton Vance CLO Ltd. 2020-1A AR, ICE LIBOR USD 3 Month + 1.1700%,
5.2491%, 10/15/34 (144A)
‡
25,000,000 23,942,700
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
5.2426%, 4/20/31 (144A)
‡
4,000,000 3,903,908
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 5.4746%,
1/22/31 (144A)
‡
2,000,000 1,956,848
Greywolf CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%, 5.4226%,
10/20/31 (144A)
‡
2,000,000 1,948,776
Hayfin US XIV Ltd. 2021-14A A1, ICE LIBOR USD 3 Month + 1.2300%, 5.4726%,
7/20/34 (144A)
‡
16,800,000 16,122,876
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 3.8051%, 3/15/27 (144A)
‡
3,000,000 2,971,662
Jay Park CLO Ltd. 2016-1A A2R, ICE LIBOR USD 3 Month + 1.4500%, 5.6926%,
10/20/27 (144A)
‡
22,000,000 21,228,856
JMP Credit Advisors CLO IV Ltd. 2017-1A AR, ICE LIBOR USD 3 Month +
1.2800%, 5.3591%, 7/17/29 (144A)
‡
16,360,872 16,116,752
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 5.3926%, 10/20/31
(144A)
‡
1,000,000 973,874
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 5.3226%,
4/20/32 (144A)
‡
6,670,000 6,440,765
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 6.3791%, 7/15/34
(144A)
‡
1,300,000 1,186,602
KKR CLO Ltd. 22 22A A, ICE LIBOR USD 3 Month + 1.1500%, 5.3926%, 7/20/31
(144A)
‡
3,000,000 2,920,221
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 5.3191%, 7/15/27
(144A)
‡
4,743,139 4,706,607
LCM XXIII Ltd. 23A A1R, ICE LIBOR USD 3 Month + 1.0700%, 5.3126%, 10/20/29
(144A)
‡
22,772,421 22,265,598
LCM XXIV Ltd. 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 5.2226%, 3/20/30
(144A)
‡
24,957,084 24,394,351
Logan CLO II Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1500%, 5.3926%,
1/20/35 (144A)
‡
24,196,521 23,066,834

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XVIII Ltd. 2015-18A ARR, ICE LIBOR USD 3 Month +
0.9400%, 5.2176%, 10/21/30 (144A)
‡
$ 50,000,000 $ 48,809,000
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 5.6580%, 7/27/30 (144A)
‡
4,750,000 4,556,347
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 5.6147%, 7/29/30 (144A)
‡
3,000,000 2,947,566
Magnetite XIV-R Ltd. 2015-14RA A1, ICE LIBOR USD 3 Month + 1.1200%,
5.3137%, 10/18/31 (144A)
‡
10,250,000 9,960,294
Magnetite XV Ltd. 2015-15A CR, ICE LIBOR USD 3 Month + 1.8000%, 6.1584%,
7/25/31 (144A)
‡
2,700,000 2,474,885
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 5.3426%,
7/20/31 (144A)
‡
25,400,000 24,728,068
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 5.0691%,
1/15/34 (144A)
‡
18,306,000 17,710,286
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
5.4784%, 7/25/34 (144A)
‡
6,000,000 5,763,744
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
5.3737%, 12/18/30 (144A)
‡
3,000,000 2,920,464
MidOcean Credit CLO VIII 2018-8A A2, ICE LIBOR USD 3 Month + 1.3000%,
4.2840%, 2/20/31 (144A)
‡
8,037,000 7,746,012
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 5.4926%,
10/20/30 (144A)
‡
18,105,000 17,699,647
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, ICE LIBOR USD 3
Month + 1.0800%, 5.1591%, 10/16/33 (144A)
‡
23,000,000 22,316,026
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 5.1391%, 4/16/33 (144A)
‡
4,500,000 4,356,549
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 5.1791%, 7/16/35 (144A)
‡
6,000,000 5,743,104
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 5.2091%, 7/17/35 (144A)
‡
15,060,000 14,473,353
Northwoods Capital XII-B Ltd. 2018-12BA A2, ICE LIBOR USD 3 Month +
1.6000%, 4.8926%, 6/15/31 (144A)
‡
25,890,000 25,313,663
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 5.1991%,
4/15/31 (144A)
‡
3,000,000 2,916,150
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 5.4069%,
4/26/31 (144A)
‡
1,250,000 1,221,141
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 5.4926%, 1/20/30 (144A)
‡
2,000,000 1,898,458
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 5.3926%, 10/20/34 (144A)
‡
25,268,000 24,109,235
Octagon Investment Partners 49 Ltd. 2020-5A A1, ICE LIBOR USD 3 Month +
1.2200%, 5.2991%, 1/15/33 (144A)
‡
35,000,000 34,010,515
Octagon Investment Partners 50 Ltd. 2020-4A AR, ICE LIBOR USD 3 Month +
1.1500%, 5.2291%, 1/15/35 (144A)
‡
10,000,000 9,593,030
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, ICE LIBOR USD 3 Month +
1.2500%, 5.3291%, 7/15/29 (144A)
‡
20,000,000 19,092,720
Octagon Investment Partners XV Ltd. 2013-1A A1RR, ICE LIBOR USD 3 Month +
0.9700%, 5.1966%, 7/19/30 (144A)
‡
24,000,000 23,485,320
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 5.3584%, 1/25/31 (144A)
‡
5,900,000 5,771,734
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
4.1406%, 11/18/31 (144A)
‡
6,000,000 5,833,860
OHA Credit Funding 3 Ltd. 2019-3A AR, ICE LIBOR USD 3 Month + 1.1400%,
5.3826%, 7/2/35 (144A)
‡
60,000,000 57,517,620

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
5.6437%, 4/18/33 (144A)
‡
$ 1,350,000 $ 1,304,084
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
5.3837%, 1/18/34 (144A)
‡
13,000,000 12,525,292
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
6.0776%, 1/21/30 (144A)
‡
1,000,000 920,127
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
5.1791%, 7/16/31 (144A)
‡
59,000,000 57,543,939
Palmer Square CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%,
5.2491%, 10/15/34 (144A)
‡
25,000,000 23,886,775
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 5.5046%,
7/24/31 (144A)
‡
1,500,000 1,463,991
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 5.4946%,
4/23/34 (144A)
‡
5,000,000 4,795,230
Regatta Funding LP 2013-2A A1R3, ICE LIBOR USD 3 Month + 0.8500%,
3.3620%, 1/15/29 (144A)
‡
13,345,224 13,120,971
Regatta XI Funding Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0700%, 5.1491%,
7/17/31 (144A)
‡
15,000,000 14,600,565
Rockford Tower CLO Ltd. 2017-3A A, ICE LIBOR USD 3 Month + 1.1900%,
5.4326%, 10/20/30 (144A)
‡
25,470,000 24,939,536
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%,
3.9951%, 8/15/30 (144A)
‡
34,250,000 33,535,614
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
5.4426%, 7/20/34 (144A)
‡
3,825,000 3,661,986
Signal Peak CLO 5 Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.1100%,
5.4684%, 4/25/31 (144A)
‡
15,750,000 15,382,442
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
6.2426%, 4/20/33 (144A)
‡
2,000,000 1,816,000
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
5.4926%, 10/20/31 (144A)
‡
4,000,000 3,870,156
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
5.0791%, 4/15/31 (144A)
‡
19,431,000 18,852,500
Sound Point CLO XVII 2017-3A A1R, ICE LIBOR USD 3 Month + 0.9800%,
5.2226%, 10/20/30 (144A)
‡
50,000,000 48,642,700
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
5.3437%, 4/18/31 (144A)
‡
5,000,000 4,837,750
Steele Creek CLO Ltd. 2014-1RA A, ICE LIBOR USD 3 Month + 1.0700%,
5.3476%, 4/21/31 (144A)
‡
11,116,956 10,811,395
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
5.4837%, 4/18/33 (144A)
‡
2,650,000 2,571,030
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 5.2191%, 1/15/31 (144A)
‡
13,548,600 13,178,141
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 5.2491%,
7/15/34 (144A)
‡
8,580,000 8,221,631
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%,
5.6437%, 1/18/35 (144A)
‡
8,000,000 7,548,144
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 5.2937%,
7/18/31 (144A)
‡
3,766,000 3,701,718
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
5.2991%, 10/15/29 (144A)
‡
24,280,294 23,831,206
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 5.0991%,
4/17/30 (144A)
‡
23,140,270 22,644,721
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 5.1391%,
4/15/31 (144A)
‡
1,000,000 974,991

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2014-1A AAR2, CME Term SOFR 3 Month + 1.2516%, 5.1802%,
4/18/31 (144A)
‡
$ 19,278,784 $ 18,689,894
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 5.1766%,
4/19/31 (144A)
‡
5,566,000 5,422,403
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 6.1926%,
7/20/34 (144A)
‡
2,000,000 1,793,436
Total Collateralized Loan Obligations (cost $1,585,989,208) 1,549,213,961
Investment Companies - 7.0%
Money Market Funds - 7.0%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
£,∞
(cost $117,092,198) 117,087,282 117,098,991
Total Investments (total cost $1,703,081,406 ) - 100.2% 1,666,312,952
Liabilities, net of Cash, Receivables and Other Assets - (0.2%) (3,943,427)
Net Assets - 100.0% $1,662,369,525
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,666,312,952 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investment Company - 7.1%
Money Market Funds - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ 384,305 $ (6,793) $ 6,793 $ 117,098,991
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investment Company - 7.1%
Money Market Funds - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ – $ 485,639,560 $ (368,540,569) $ 117,098,991

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 11
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $1,549,213,961 which represents 93.2% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,549,213,961 $ —
Investment Companies — 117,098,991 —
Total Assets $ — $ 1,666,312,952 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
October 31, 2022
12 October 31, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,585,989,208) $ 1,549,213,961
Affiliated investments, at value (cost $117,092,198) 117,098,991
Receivables:
Investments sold 46,094
Interest 4,000,059
Total Assets 1,670,359,105
Liabilities:
Payables: —
Investments purchased 7,669,090
Management fees 320,490
Total Liabilities 7,989,580
Net Assets $ 1,662,369,525
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,706,372,842
Total distributable earnings (loss) (44,003,317)
Total Net Assets $ 1,662,369,525
Net Assets $ 1,662,369,525
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 34,050,000
Net Asset Value Per Share $ 48.82

Janus Henderson AAA CLO ETF
Statement of Operations
For the year ended October 31, 2022
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Interest $ 29,268,135
Dividends 795,214
Dividends from affiliates 384,305
Total Investment Income 30,447,654
Expenses:
Management Fees 2,592,245
Total Expenses 2,592,245
Net Investment Income/(Loss) 27,855,409
Net Realized Gain/(Loss) on Investments:
Investments $ (13,204,164)
Investments in affiliates (6,793)
Total Net Realized Gain/(Loss) on Investments $ (13,210,957)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (37,479,619)
Investments in affiliates 6,793
Total Change in Unrealized Net Appreciation/Depreciation $ (37,472,826)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (22,828,374)

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
14 October 31, 2022
See Notes to Financial Statements.
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 27,855,409 $ 1,694,271
Net realized gain/(loss) on investments (13,210,957) 326,356
Change in unrealized net appreciation/depreciation (37,472,826) 1,269,540
Net Increase/(Decrease) in Net Assets Resulting from Operations (22,828,374) 3,290,167
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (22,387,705) (1,562,707)
Net Decrease from Dividends and Distributions to Shareholders (22,387,705) (1,562,707)
Capital Share Transactions 1,447,583,838 138,788,004
Net Increase/(Decrease) in Net Assets 1,402,367,759 140,515,464
Net Assets: — —
Beginning of Year   260,001,766 119,486,302
End of Year $ 1,662,369,525 $ 260,001,766

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
1.26 0.58 0.02
Net realized and unrealized gain/(loss) (2.00) 0.69 (0.23)
Total from Investment Operations (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.93) (0.57) —
Total Dividends and Distributions (0.93) (0.57) —
Net Asset Value, End of Period $48.82 $50.49 $49.79
Total Return
*
(1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $1,662,371 $260,002 $119,486
Average Net Assets for the Period (in thousands) $1,097,168 $146,235 $95,755
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
16 October 31, 2022
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson AAA CLO ETF
Notes to Financial Statements
18 October 31, 2022
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
20 October 31, 2022
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.24% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
Over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
22 October 31, 2022
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $205,605,069 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$6,205,725 $— $(13,278,337) $— $— $— $(36,930,705)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(13,247,295) $(31,042) $(13,278,337)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,703,243,657 $190,993 $(37,121,698) $(36,930,705)

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has proposed extending the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the
ASU's adoption to the Fund's financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$22,387,705 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,562,707 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$— $494,019 $(494,019)
Year Ended October 31, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 29,300,000 $ 1,467,286,269 2,750,000 $ 138,789,012
Shares repurchased (400,000) (19,702,431) (20) (1,008)
Net Increase/(Decrease) 28,900,000 $ 1,447,583,838 2,749,980 $ 138,788,004
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,921,461,436 $581,174,459 $— $—

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
24 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
26 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 27
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93087 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

Janus Henderson U.S. Real Estate ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Real Estate ETF (JRE) seeks total return through a combination of capital appreciation and current
income.
PERFORMANCE OVERVIEW
The Janus Henderson U.S. Real Estate ETF (JRE) launched on June 22, 2021.
For the 12-month period ended October 31, 2022, Janus Henderson U.S. Real Estate ETF (the “Fund”) returned
-18.85% (based on NAV), while its benchmark, the FTSE Nareit Equity REITs Index, returned -18.51%.
U.S. property stocks declined over the period, with the net lease, hotel, storage, and shopping center sectors proving more defensive, and stocks in the industrial, office, and residential sectors lagging. Real estate shares reacted to a combination of rising interest rates, sharply increasing funding costs, and a slowing global economy that made future rental income streams harder to underwrite.
Exposure to sectors perceived to have more resilient cash flow streams in a worsening economic climate contributed positively to performance. Here, gaming owner VICI Properties and retail net lease landlords Agree Realty and
National Retail Properties added value. Industrial owner STAG Industrial and two storage real estate investment trusts (REITs) also contributed to performance after delivering strong results over the period. These gains were offset by positions in hotel owner Park Hotels, manufactured housing landlord Sun Communities, West Coast-focused apartment owner Essex Property Trust, and a life science office specialist.
The Janus Henderson U.S. Real Estate ETF is an actively managed equity ETF that seeks compelling outperformance by investing in REITs and real estate-related businesses. The Fund’s emphasis on local property market knowledge combined with a repeatable, disciplined investment process seeks to provide defensive growth, diversification relative to broad equities and fixed income, and dividends for investors.
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Prologis, Inc.
Equity Real Estate Investment Trusts (REITs) 13.3%
Alexandria Real Estate Equities, Inc.
Equity Real Estate Investment Trusts (REITs) 7.6%
Digital Realty Trust, Inc.
Equity Real Estate Investm ent Trusts (REITs) 6.5%
VICI Properties, Inc.
Equity Real Estate Investment Trusts (REITs) 6.4%
Rexford Industrial Realty, Inc.
Equity Real Estate Investment Trusts (REITs) 6.1%
39.9%
Sector Allocation
– (% of Net Assets)
Financial 97.6%
Investment Companies 2.3%
99.9%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson U.S. Real Estate ETF - NAV -18.85% -9.30% 0.65%
Janus Henderson U.S. Real Estate ETF - Market Price -19.37% -9.45% –
FTSE Nareit Equity REITs Index -18.51% -9.34% –
* The Fund commenced operations on June 22, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $811.20 $2.97 $1,000.00 $1,021.93 $3.31 0.65%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Real Estate ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period
June 22, 2021 (commencement of operations) through October 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period June
22, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.6%
Equity Real Estate Investment Trusts (REITs) - 94.5%
Agree Realty Corp. 1,425 $ 97,897
Alexandria Real Estate Equities, Inc. 1,678 243,813
CubeSmart 3,750 157,013
Digital Realty Trust, Inc. 2,083 208,821
Essex Property Trust, Inc. 598 132,900
Healthpeak Properties, Inc. 5,221 123,894
Invitation Homes, Inc. 5,235 165,897
Life Storage, Inc. 838 92,691
National Retail Properties, Inc. 3,559 149,585
Prologis, Inc. 3,867 428,270
Rexford Industrial Realty, Inc. 3,514 194,254
SBA Communications Corp. 276 74,492
SITE Centers Corp. 6,486 80,297
Spirit Realty Capital, Inc. 4,031 156,524
STAG Industrial, Inc. 3,464 109,428
Sun Communities, Inc. 1,109 149,549
UDR, Inc. 3,021 120,115
VICI Properties, Inc. 6,368 203,903
Welltower, Inc. 2,332 142,345
3,031,688
Real Estate Management & Development - 3.1%
Tricon Residential, Inc. 11,682 98,317
Total Common Stocks (cost $3,721,897) 3,130,005
Investment Companies - 2.3%
Money Market Funds - 2.3%
Invesco Government & Agency Portfolio, 3.0700%
∞
(cost $73,219) 73,219 73,219
Total Investments (total cost $3,795,116 ) - 99.9% 3,203,224
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 4,707
Net Assets - 100.0% $3,207,931
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 3,104,907 96.9%
Canada 98,317 3.1
Total $ 3,203,224 100.0%

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 7
FTSE Nareit Equity
REITs Index
FTSE Nareit Equit y REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
∞ Rate shown is the 7-day yield as of October 31, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 3,130,005 $ — $ —
Investment Companies 73,219 — —
Total Assets $ 3,203,224 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
October 31, 2022
8 October 31, 2022
See Notes to Financial Statements.
Assets:
Investments, at value (cost $3,795,116) $ 3,203,224
Receivables:
Investments sold 3,558
Dividends 2,848
Total Assets 3,209,630
Liabilities:
Payables: —
Management fees 1,699
Total Liabilities 1,699
Net Assets $ 3,207,931
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 3,899,218
Total distributable earnings (loss) (691,287)
Total Net Assets $ 3,207,931
Net Assets $ 3,207,931
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 150,001
Net Asset Value Per Share $ 21.39

Janus Henderson U.S. Real Estate ETF
Statement of Operations
For the year ended October 31, 2022
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 175,787
Foreign tax withheld (282)
Total Investment Income 175,505
Expenses:
Management Fees 54,217
Total Expenses 54,217
Net Investment Income/(Loss) 121,288
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 13,213
Total Net Realized Gain/(Loss) on Investments $ 13,213
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (1,518,526)
Total Change in Unrealized Net Appreciation/Depreciation $ (1,518,526)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,384,025)

Janus Henderson U.S. Real Estate ETF
Statement of Changes in Net Assets
10 October 31, 2022
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 121,288 $ 71,184
Net realized gain/(loss) on investments 13,213 (187,876)
Change in unrealized net appreciation/depreciation (1,518,526) 926,634
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,384,025) 809,942
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (135,131) (29,881)
Net Decrease from Dividends and Distributions to Shareholders (135,131) (29,881)
Capital Share Transactions (6,707,563) 10,654,589
Net Increase/(Decrease) in Net Assets (8,226,719) 11,434,650
Net Assets: — —
Beginning of Year   11,434,650 —
End of Year $ 3,207,931 $ 11,434,650
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $26.90 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.38 0.17
Net realized and unrealized gain/(loss) (5.41) 1.80
Total from Investment Operations (5.03) 1.97
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.48) (0.07)
Total Dividends and Distributi ons (0.48) (0.07)
Net Asset Value, End of Period $21.39 $26.90
Total Return
*
(18.85)% 7.90%
Net assets, End of Period (in thousands) $3,208 $11,435
Average Net Assets for the Period (in thousands) $8,325 $10,790
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 1.46% 1.84%
Portfolio Turnover Rate
(3)
76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
12 October 31, 2022
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC)
is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker.
These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the  oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
14 October 31, 2022
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies which may include real estate investment trust
("REIT"), common stocks, preferred and convertible securities of issuers in real estate-related industries.
REIT Risk
REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
16 October 31, 2022
damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a
REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 1 shares or 0.00% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2022, capital loss carryovers of $63,848 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$28,606 $— $(113,761) $— $— $— $(606,132)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(81,201) $(32,560) $(113,761)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,809,356 $21,459 $(627,591) $(606,132)
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$135,131 $— $— $—

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
18 October 31, 2022
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized loss of $60,367 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$29,881 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$(47,808) $1,146 $46,662
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 50,000 $ 1,357,429 425,001 $ 10,654,589
Shares repurchased (325,000) (8,064,992) — —
Net Increase/(Decrease) (275,000) $ (6,707,563) 425,001 $ 10,654,589
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$6,411,160 $7,194,743 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,346,399 $7,204,095 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Qualified Dividend Income Percentage 1%

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
20 October 31, 2022
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 21
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
22 October 31, 2022
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93088 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

Janus Henderson International Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson International Sustainable Equity ETF (SXUS)
seeks long-term growth of capital.
PERFORMANCE OVERVIEW
The Janus Henderson International Sustainable Equity ETF (SXUS) launched on September 8, 2021.
For the 12-month period ended October 31, 2022, Janus Henderson International Sustainable Equity ETF (the
“Fund”) returned -35.31% (based on NAV). Its benchmark, the MSCI All Country World ex-U.S. Index
SM
, returned
-24.73%.
This was a period in which equity market returns largely were characterized by significant strength in fossil fuels, defense, and the parts of the consumer staples and healthcare sectors in which the Fund does not invest. The
Fund’s investible universe excludes many of these industries and invests instead in companies that have a positive impact on the environment and society, that align with the Fund’s sustainable development themes, and that do not breach its “do no harm” avoidance criteria.
The period also was characterized by significant weakness in sectors and stocks with longer-term growth characteristics that often was driven by rising discount rates and valuation contraction rather than by operational weakness. Among these sectors was information technology (IT). Many of the companies that the Fund invests in, that we believe are creating a more efficient global economy, and that are developing and implementing more sustainable technologes and practices, reside within this sector.
As a result of these dynamics, returns during the period were negatively impacted by the Fund’s overweight in IT.
Stock selection within IT and industrials also detracted from relative performance. The rotation into more cyclical areas of the equity market, such as energy, also weighed on results. These tend to be areas that the Fund is not invested in given its sustainability focus and avoidance criteria. The Fund’s significant exposure to Japanese and pan-Asian companies dragged on performance as China’s economic problems lowered investor sentiment in the wider Asian region. At the same time, the Fund’s lack of exposure to Chinese technology companies was a positive.
Stock selection in the communication services and financial sectors also proved beneficial, as did the Fund’s underweight in consumer discretionary, where the sector underperformed the broader market.
The Janus Henderson International Sustainable Equity ETF is a high-conviction, low-carbon oriented portfolio of international companies selected for their sustainable characteristics, compounding growth potential and positive impact on the environment and society. The portfolio managers believe there is a strong link between sustainable development, innovation and long-term compounding growth. Our investment framework seeks to invest in international companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth and help mitigate downside risk.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Intact Financial Corp.
Insurance 6.1%
Olympus Corp.
Health Care Equipment & Supplies 5.4%
Boralex, Inc.
Independent Power and Renewable Electricity Producers 4.8%
Schneider Electric SE
Electrical Equipment 4.2%
AIA Group Ltd.
Insurance 4.0%
24.5%
Sector Allocation
– (% of Net Assets)
Industrial 21.2%
Technology 19.4%
Consumer, Non-cyclical 13.7%
Financial 13.4%
Utilities 12.4%
Consumer, Cyclical 10.3%
Communications 4.7%
Investment Companies 2.4%
Energy 1.6%
Basic Materials 0.7%
99.8%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson International Sustainable Equity ETF - NAV -35.31% -35.52% 0.60%
Janus Henderson International Sustainable Equity ETF - Market Price -35.25% -35.37% –
MSCI All Country World ex USA Index
SM
-24.73% -23.15% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $845.70 $2.79 $1,000.00 $1,022.18 $3.06 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson International Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson International Sustainable
Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson International Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31,
2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended
October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.3%
Chemicals - 0.7%
Calix Ltd.* 50,886 $ 132,434
Containers & Packaging - 2.2%
DS Smith plc 128,646 429,834
Electric Utilities - 4.0%
SSE plc 43,164 773,283
Electrical Equipment - 11.1%
Legrand SA 6,146 468,579
Nidec Corp. 9,800 543,159
Schneider Electric SE 6,347 804,582
Vestas Wind Systems A/S 15,166 298,788
2,115,108
Electronic Equipment, Instruments & Components - 6.8%
Murata Manufacturing Co. Ltd. 13,400 625,381
Shimadzu Corp. 25,400 670,737
1,296,118
Entertainment - 4.1%
Nintendo Co. Ltd. 19,000 775,928
Health Care Equipment & Supplies - 9.1%
Fisher & Paykel Healthcare Corp. Ltd. 28,586 325,166
Nanosonics Ltd.* 64,393 169,234
Olympus Corp. 48,600 1,026,703
Siemens Healthineers AG (144A) 4,564 210,114
1,731,217
Health Care Providers & Services - 0.6%
New Horizon Health Ltd. (144A)* 55,742 124,268
Independent Power and Renewable Electricity Producers - 8.3%
Boralex, Inc. - Class A 32,141 910,235
Innergex Renewable Energy, Inc. 61,221 673,227
1,583,462
Insurance - 13.4%
AIA Group Ltd. 103,346 782,680
Allianz SE 3,392 610,823
Intact Financial Corp. 7,603 1,153,841
2,547,344
IT Services - 0.7%
Adyen NV (144A)* 87 124,904
Leisure Products - 4.6%
Shimano, Inc. 3,000 465,738
Yamaha Corp. 10,700 404,575
870,313
Machinery - 2.6%
Alstom SA 9,940 204,933
Knorr-Bremse AG 6,590 296,742
501,675
Professional Services - 8.0%
SMS Co. Ltd. 13,700 315,229
TechnoPro Holdings, Inc. 26,400 629,650
Wolters Kluwer NV 5,526 587,397
1,532,276
Semiconductors & Semiconductor Equipment - 9.8%
ASML Holding NV 1,618 764,394
Infineon Technologies AG 27,997 681,809
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 6,742 414,970
1,861,173

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Software - 9.6%
Constellation Software, Inc. 393 $ 567,550
Kinaxis, Inc.* 3,596 383,340
Lightspeed Commerce, Inc.* 16,282 311,662
Linklogis, Inc. - Class B (144A)* 690,870 241,149
Rakus Co. Ltd. 24,700 276,355
Thinkific Labs, Inc.* 42,076 54,907
1,834,963
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG 3,341 326,840
Total Common Stocks (cost $30,848,893) 18,561,140
Investment Companies - 2.5%
Money Market Funds - 2.5%
Federated Hermes Government Obligations Tax-Managed Fund, 2.9400%
∞
(cost
$473,171) 473,171 473,171
Total Investments (total cost $31,322,064 ) - 99.8% 19,034,311
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 40,786
Net Assets - 100.0% $19,075,097
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 5,733,455 30.1%
Canada 4,054,762 21.3
Germany 2,126,328 11.2
Netherlands 1,476,695 7.8
United States 1,277,753 6.7
United Kingdom 1,203,117 6.3
Hong Kong 782,680 4.1
France 673,512 3.5
Taiwan 414,970 2.2
China 365,417 1 .9
New Zealand 325,166 1.7
Australia 301,668 1.6
Denmark 298,788 1.6
Total $ 19,034,311 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
8 October 31, 2022
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $700,435 which represents 3.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Electronic Equipment, Instruments & Components $ 670,737 $ 625,381 $ —
All Other 17,265,022 — —
Investment Companies 473,171 — —
Total Assets $ 18,408,930 $ 625,381 $ —

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $31,322,064) $ 19,034,311
Receivables:
Dividends 50,378
Total Assets 19,084,689
Liabilities:
Foreign cash due to custodian (cost $34) 34
Payables: —
Management fees 9,558
Total Liabilities 9,592
Net Assets $ 19,075,097
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 34,155,715
Total distributable earnings (loss) (15,080,618)
Total Net Assets $ 19,075,097
Net Assets $ 19,075,097
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,275,001
Net Asset Value Per Share $ 14.96

Janus Henderson International Sustainable Equity ETF
Statement of Operations
For the year ended October 31, 2022
10 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 537,153
Foreign tax withheld (61,988)
Total Investment Income 475,165
Expenses:
Management Fees 185,158
Total Expenses 185,158
Net Investment Income/(Loss) 290,007
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (5,299,477)
Total Net Realized Gain/(Loss) on Investments $ (5,299,477)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (8,829,480)
Total Change in Unrealized Net Appreciation/Depreciation $ (8,829,480)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (13,838,950)

Janus Henderson International Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 290,007 $ 40,700
Net realized gain/(loss) on investments (5,299,477) (93,640)
Change in unrealized net appreciation/depreciation (8,829,480) (3,460,463)
Net Increase/(Decrease) in Net Assets Resulting from Operations (13,838,950) (3,513,403)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (299,692) —
Net Decrease from Dividends and Distributions to Shareholders (299,692) —
Capital Share Transactions (12,384,047) 49,111,189
Net Increase/(Decrease) in Net Assets (26,522,689) 45,597,786
Net Assets: — —
Beginning of Year   45,597,786 —
End of Year $ 19,075,097 $ 45,597,786
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson International Sustainable Equity ETF
Financial Highlights
12 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $23.38 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.18 0.02
Net realized and unrealized gain/(loss) (8.42) (1.64)
(3)
Total from Investment Operations (8.24) (1.62)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.18) —
Total Dividends and Distributions (0.18) —
Net Asset Value, End of Period $14.96 $23.38
Total Return
*
(35.31)% (6.48)%
(4)
Net assets, End of Period (in thousands) $19,075 $45,598
Average Net Assets for the Period (in thousands) $30,714 $42,044
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.94% 0.67%
Portfolio Turnover Rate
(5)
7% 9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Capital. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(4) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Capital for realized investment losses.  Excluding this item, total return would have been (6.56)%.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital.  The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2022
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2022
negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2022
daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 1,200,001 shares or 94.12% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistrib uted
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$26,355 $— $(2,680,300) $— $— $(2,190) $(12,424,483)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,505,008) $(175,292) $(2,680,300)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$31,458,794 $134,683 $(12,559,166) $(12,424,483)

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized loss of $2,527,472 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$299,692 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$(2,534,519) $(2,147) $2,536,666
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold — $ — 2,000,001 $ 50,284,289
Shares repurchased (675,000) (12,384,047) (50,000) (1,173,100)
Net Increase/(Decrease) (675,000) $ (12,384,047) 1,950,001 $ 49,111,189
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,031,833 $6,478,073 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $7,544,063 $— $—

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
20 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Foreign Taxes Paid $61,988
Foreign Source Income $537,241
Qualified Dividend Income Percentage 100%

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 21
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
22 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93089 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Net Zero Transition
Resources ETF
Janus Detroit Street Trust

Janus Henderson Net Zero Transition Resources ETF

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Net Zero Transition Resources ETF (JZRO)
seeks long-term growth of capital.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2022, Janus Henderson Net Zero Transition Resources ETF (the
“Fund”) returned -14.22% net of fees (based on NAV), while its benchmark, the S&P Global Natural Resources
Index, returned 5.39%.
Equity markets were led by the outperformance of energy companies for most of the period after oil and gas prices soared, with the Russian invasion of Ukraine putting pressure on supply, particularly in Europe. Under the MSCI environmental, social, and governance (ESG) rating system, which measures companies’ exposure to ESG risks on a scale ranging from best (AAA) to worst (CCC), the Fund carries the highest rating of AAA. The Fund’s net zero mandate strictly excludes fossil fuel companies, whereas the Fund’s benchmark contains them. During the period, the benchmark’s holdings in fossil fuels outperformed, and our lack of exposure to these companies weighed on relative returns.
Relative underperformance was driven by the Fund’s out-of-benchmark exposure to the industrials sector, notably capital goods companies, and its underweight to the energy sector, following higher energy prices. Stock selection within consumer staples and energy also detracted. Additionally, the Fund’s stock selection in U.S. and Canadian companies weighed on performance, although this was partially offset by our lack of exposure to Russian companies, which performed poorly.
On an individual issuer basis, exposure to wind turbine company Vestas Inc., Canadian copper company Solaris
Resources Inc., and U.S. sustainable aluminum packaging manufacturer Ball Corporation all detracted from relative performance. Conversely, Allkem, a global lithium chemicals company; Archer Daniels Midland Co., a U.S. food processing and commodities trading company; and The Mosaic Company, which mines phosphate, potash, and collects urea for fertilizer, were among the top individual contributors.
The Janus Henderson Net Zero Transition Resources ETF is a global equities portfolio comprised of resources companies across the supply chain that are positioned for the transition to a low-carbon future. Global commitments to net zero greenhouse gas emissions by 2050 create investment opportunity driven by urgency and innovation.
Seeking to capitalize on the breadth of these opportunities, our process incorporates sectors and companies across the natural resources supply chain. We believe high-quality natural resources companies that are contributing to this transition can generate attractive long-term returns.
Tim Gerrard Darko Kuzmanovic Tal Lomnitzer Daniel Sullivan
co-portfolio manager co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Archer-Daniels-Midland Co.
Food Products 5.1%
Deere & Co.
Machinery 4.8%
Allkem Ltd.
Metals & Mining 4.5%
Air Products and Chemicals, Inc.
Chemicals 4.2%
Nexans SA
Electrical Equipment 4.1%
22.7%
Sector Allocation
– (% of Net Assets)
Basic Materials 58.9%
Industrial 16.5%
Consumer, Non-cyclical 11.3%
Energy 5.2%
Investment Companies 3.4%
Utilities 2.4%
Financial 2.2%
99.9%

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Net Zero Transition Resources ETF - NAV -14.22% -10.88% 0.60%
Janus Henderson Net Zero Transition Resources ETF - Market Price -14.07% -10.63% –
S&P Global Natural Resources Index 5.39% 8.29% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $802.40 $2.73 $1,000.00 $1,022.18 $3.06 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Net Zero Transition Resources ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Net Zero Transition
Resources ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Net Zero Transition Resources ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31,
2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended
October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 96.5%
Building Products - 2.8%
Johnson Controls International plc 22,419 $ 1,296,715
Chemicals - 14.2%
Air Products and Chemicals, Inc. 7,653 1,916,311
Calix Ltd.* 129,923 338,133
FMC Corp. 7,552 897,933
Koninklijke DSM NV 4,059 478,597
Linde plc 4,163 1,237,868
Nutrien Ltd. 19,230 1,622,789
6,491,631
Commercial Services & Supplies - 0.6%
Aker Carbon Capture ASA* 250,111 280,979
Containers & Packaging - 4.8%
Ball Corp. 10,480 517,607
Smurfit Kappa Group plc 49,867 1,652,561
2,170,168
Electric Utilities - 2.4%
NextEra Energy, Inc. 14,093 1,092,208
Electrical Equipment - 9.8%
Ballard Power Systems, Inc.* 44,433 251,474
Bloom Energy Corp. - Class A* 26,659 498,790
Nexans SA 19,977 1,867,808
Vestas Wind Systems A/S 93,324 1,838,591
4,456,663
Equity Real Estate Investment Trusts (REITs) - 2.2%
Weyerhaeuser Co. 31,610 977,697
Food Products - 11.4%
Archer-Daniels-Midland Co. 24,438 2,369,997
Costa Group Holdings Ltd. 404,317 656,693
Darling Ingredients, Inc.* 15,750 1,236,060
Salmar ASA 8,456 286,452
Synlait Milk Ltd.* 344,813 624,996
5,174,198
Machinery - 5.9%
AGCO Corp. 4,352 540,388
Deere & Co. 5,480 2,169,093
2,709,481
Metals & Mining - 31.8%
Alcoa Corp. 5,839 227,896
Allkem Ltd.* 219,734 2,028,949
AVZ Minerals Ltd.*
,¢
472,878 226,786
Champion Iron Ltd. 418,210 1,251,546
Filo Mining Corp.* 51,332 614,155
Foran Mining Corp.* 270,723 430,680
Freeport-McMoRan, Inc. 29,548 936,376
IGO Ltd. 132,561 1,296,074
Ivanhoe Mines Ltd. - Class A* 198,373 1,374,308
Lynas Rare Earths Ltd.* 172,020 916,285
NGEx Minerals Ltd.* 175,308 308,449
Norsk Hydro ASA 58,195 369,314
Nucor Corp. 5,423 712,474
Solaris Resources, Inc.* 109,936 390,887
SSAB AB - Class A 72,066 346,555
Talon Metals Corp.* 1,140,093 442,982
Teck Resources Ltd. - Class B 25,998 791,379

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Wheaton Precious Metals Corp. 56,425 $ 1,844,533
14,509,628
Oil, Gas & Consumable Fuels - 5.6%
Cameco Corp. 38,623 914,856
NexGen Energy Ltd.* 392,889 1,647,539
2,562,395
Paper & Forest Products - 3.7%
Stora Enso OYJ - Class R 43,913 572,465
UPM-Kymmene OYJ 18,879 632,729
West Fraser Timber Co. Ltd. 6,092 456,838
1,662,032
Professional Services - 1.3%
Jacobs Solutions, Inc. 5,297 610,320
Total Common Stocks (cost $48,445,916) 43,994,115
Investment Companies - 3.4%
Money Market Funds - 3.4%
JPMorgan Prime Money Market Fund, 3.0960%
∞
(cost $1,568,705) 1,567,659 1,568,443
Total Investments (total cost $50,014,621 ) - 99.9% 45,562,558
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 50,571
Net Assets - 100.0% $45,613,129
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 17,568,308 38.4%
Canada 9,246,336 20.3
Australia 6,714,466 14.7
France 1,867,808 4.1
Brazil 1,844,533 4.1
Denmark 1,838,591 4.0
Ireland 1,652,561 3.6
United Kingdom 1,237,868 2.7
Finland 1,205,194 2.7
Norway 936,745 2.1
New Zealand 624,996 1.4
Netherlands 478,597 1.1
Sweden 346,555 0.8
Total $ 45,562,558 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
8 October 31, 2022
S&P Global Natural
Resources Index
S&P Global Natural Resources Index reflects the performance of large publicly-traded natural resource and commodities companies across agribusiness, energy, and metals and mining.
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended October 31, 2022 is
$226,786, which represents 0.5% of net assets.
∞ Rate shown is the 7-day yield as of October 31, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Metals & Mining $ 14,282,842 $ — $ 226,786
All Other 29,484,487 — —
Investment Companies 1,568,443 — —
Total Assets $ 45,335,772 $ — $ 226,786

Janus Henderson Net Zero Transition Resources ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $50,014,621) $ 45,562,558
Receivables:
Dividends 73,845
Total Assets 45,636,403
Liabilities:
Foreign cash due to custodian (cost $608) 608
Payables: —
Management fees 22,666
Total Liabilities 23,274
Net Assets $ 45,613,129
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 53,843,506
Total distributable earnings (loss) (8,230,377)
Total Net Assets $ 45,613,129
Net Assets $ 45,613,129
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,125,001
Net Asset Value Per Share $ 21.46

Janus Henderson Net Zero Transition Resources ETF
Statement of Operations
For the year ended October 31, 2022
10 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 833,220
Foreign tax withheld (50,143)
Total Investment Income 783,077
Expenses:
Management Fees 299,353
Total Expenses 299,353
Net Investment Income/(Loss) 483,724
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (3,168,543)
Total Net Realized Gain/(Loss) on Investments $ (3,168,543)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (5,278,644)
Total Change in Unrealized Net Appreciation/Depreciation $ (5,278,644)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (7,963,463)

Janus Henderson Net Zero Transition Resources ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 483,724 $ 102,396
Net realized gain/(loss) on investments (3,168,543) 34,072
Change in unrealized net appreciation/depreciation (5,278,644) 823,330
Net Increase/(Decrease) in Net Assets Resulting from Operations (7,963,463) 959,798
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,005,664) —
Net Decrease from Dividends and Distributions to Shareholders (1,005,664) —
Capital Share Transactions 3,495,253 50,127,205
Net Increase/(Decrease) in Net Assets (5,473,874) 51,087,003
Net Assets: — —
Beginning of Year   51,087,003 —
End of Year $ 45,613,129 $ 51,087,003
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Net Zero Transition Resources ETF
Financial Highlights
12 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $25.54 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.24 0.06
Net realized and unrealized gain/(loss) (3.82) 0.48
Total from Investment Operations (3.58) 0.54
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.50) —
Total Dividends and Distributions (0.50) —
Net Asset Value, End of Period $21.46 $25.54
Total Return
*
(14.22)% 2.16%
Net assets, End of Period (in thousands) $45,613 $51,087
Average Net Assets for the Period (in thousands) $49,868 $44,399
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.97% 1.59%
Portfolio Turnover Rate
(3)
74% 6%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Net Zero Transition Resources ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the
1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
14 October 31, 2022
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
16 October 31, 2022
negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Natural Resources Investment Risk
Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
18 October 31, 2022
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 1,800,001 shares or 84.71% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$133,217 $— $(3,647,008) $— $— $(3,251) $(4,713,335)

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,192,812) $(454,196) $(3,647,008)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$50,275,893 $2,972,233 $(7,685,568) $(4,713,335)
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,005,664 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$221,048 $443,206 $(664,254)
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 250,000 $ 6,732,068 2,000,001 $ 50,127,205
Shares repurchased (125,000) (3,236,815) — —
Net Increase/(Decrease) 125,000 $ 3,495,253 2,000,001 $ 50,127,205
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
20 October 31, 2022
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized gain of $252,219 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$36,237,715 $37,610,586 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$6,483,880 $3,192,954 $— $—

Janus Henderson Net Zero Transition Resources ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Foreign Taxes Paid $49,962
Foreign Source Income $638,517
Dividends Received Deduction Percentage 19%
Qualified Dividend Income Percentage 78%

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
22 October 31, 2022
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
24 October 31, 2022
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93090 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
The Janus Henderson Sustainable Corporate Bond ETF
(SCRD) seeks total return consisting of income and capital
appreciation, while giving special consideration to certain
environmental, social and governance (ESG) factors.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2022, Janus Henderson Sustainable Corporate Bond ETF (the “Fund”)
returned -19.08% net of fees (based on NAV), outperforming its benchmark, the Bloomberg U.S. Corporate
Investment Grade Bond Index, which returned -19.57%.
The period was characterized by rising interest rates and widening spreads, which pressured returns on risk assets.
In its fight against inflation, the Federal Reserve hiked rates by 3.00% over the period, while the yield on 10-year
U.S. Treasuries increased from 1.56% to 4.05%.
The Fund’s duration positioning remained below that of the benchmark for the majority of the period, and this was the key contributor to relative outperformance as rates rose. Dynamic management of interest rate risk exposure
(by actively adding and reducing duration as market volatility provided opportunities to do so) further contributed to relative returns.
The Fund’s overweight position to credit risk early in the period, as well as a strategic overweight to the banking sector, detracted somewhat from relative performance. Despite corporate credit fundamentals continuing to exhibit strength, we believe the risk of further widening in corporate credit spreads remains high. Therefore, the Fund maintains a cautious stance within spread products and has repositioned into higher-quality credit.
Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable Corporate Bond ETF is an actively managed, investment grade-focused corporate credit ETF seeking to generate risk-adjusted excess returns, while aligning with positive environmental and societal outcomes. Through our investment framework, we aim to invest in issuers with strong or improving ESG characteristics and identify opportunities on the right side of disruption.
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financials 35.4%
Health Care 18.6%
Information Technology 12.1%
Industrials 9.2%
Consumer Discretionary 5.3%
Consumer Staples 5.3%
Real Estate 4.3%
Investment Companies 3.8%
Utilities 2.5%
Materials 2.3%
Communication Services 2.0%
Energy 0.6%
101.4%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus~
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Sustainable Corporate Bond ETF - NAV -19.08% -17.52% 0.35%
Janus Henderson Sustainable Corporate Bond ETF - Market Price -18.96% -17.37% –
Bloomberg U.S. Corporate Bond Index -19.57% -17.74% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $924.50 $1.70 $1,000.00 $1,023.44 $1.79 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Sustainable Corporate Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable Corporate Bond
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable Corporate Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31,
2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended
October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 97.5%
Basic Materials - 1.3%
Ecolab, Inc., 2.7000%, 11/1/26 $ 410,000 $ 375,460
Communications - 2.3%
Amazon.com, Inc., 3.0000%, 4/13/25 230,000 221,329
Comcast Corp., 4.1500%, 10/15/28 87,000 81,619
FactSet Research Systems, Inc., 2.9000%, 3/1/27 73,000 65,288
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 105,936
Netflix, Inc., 4.8750%, 6/15/30 (144A) 206,000 190,753
664,925
Consumer, Cyclical - 4.6%
Aptiv plc, 4.3500%, 3/15/29 78,000 69,697
Hasbro, Inc., 3.5000%, 9/15/27 209,000 187,633
Home Depot, Inc. (The), 2.7000%, 4/1/23 368,000 365,039
Home Depot, Inc. (The), 2.8750%, 4/15/27 27,000 24,809
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 39,695
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 29,349
Marriott International, Inc., 4.1500%, 12/1/23 95,000 93,875
Marriott International, Inc., 4.0000%, 4/15/28 93,000 83,863
Whirlpool Corp., 4.0000%, 3/1/24 300,000 295,092
Whirlpool Corp., 4.6000%, 5/15/50 213,000 154,015
1,343,067
Consumer, Non-cyclical - 28.4%
Abbott Laboratories, 2.9500%, 3/15/25 261,000 250,184
Abbott Laboratories, 6.1500%, 11/30/37 93,000 99,845
AbbVie, Inc., 2.9000%, 11/6/22 27,000 26,990
AbbVie, Inc., 2.9500%, 11/21/26 114,000 104,108
AbbVie, Inc., 3.2000%, 11/21/29 113,000 98,769
AbbVie, Inc., 4.2500%, 11/21/49 120,000 93,097
Amgen, Inc., 2.3000%, 2/25/31 100,000 80,048
Amgen, Inc., 2.7700%, 9/1/53 151,000 86,331
Boston Scientific Corp., 1.9000%, 6/1/25 110,000 101,508
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 123,884
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 156,337
Centene Corp., 4.2500%, 12/15/27 81,000 74,723
Centene Corp., 2.6250%, 8/1/31 162,000 123,967
Cigna Corp., 3.0000%, 7/15/23 301,000 296,773
Cigna Corp., 2.3750%, 3/15/31 141,000 111,786
Cigna Corp., 3.4000%, 3/15/50 297,000 197,233
Coca-Cola Co. (The), 2.9000%, 5/25/27 131,000 120,848
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 143,573
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 223,000 161,683
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 475,000 374,434
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 42,403
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 101,264
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 177,082
CVS Health Corp., 3.3750%, 8/12/24 154,000 149,604
CVS Health Corp., 3.7500%, 4/1/30 203,000 179,253
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 70,650
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 113,173
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 144,426
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 63,315
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 101,933
General Mills, Inc., 2.2500%, 10/14/31 206,000 159,437
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A) 250,000 218,027

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HCA, Inc., 5.2500%, 6/15/26 $ 87,000 $ 84,314
HCA, Inc., 3.5000%, 9/1/30 172,000 142,485
Humana, Inc., 3.1500%, 12/1/22 199,000 198,770
Humana, Inc., 3.1250%, 8/15/29 95,000 81,138
Humana, Inc., 3.9500%, 8/15/49 85,000 62,654
Illumina, Inc., 0.5500%, 3/23/23 102,000 100,110
Illumina, Inc., 2.5500%, 3/23/31 162,000 123,628
JBS USA LUX SA, 3.6250%, 1/15/32 (144A) 200,000 155,000
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 160,051
Medtronic, Inc., 4.0000%, 4/1/43 71,000 56,331
Moody's Corp., 4.2500%, 8/8/32 320,000 288,204
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 87,691
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 91,123
PayPal Holdings, Inc., 2.6500%, 10/1/26 194,000 176,815
PayPal Holdings, Inc., 3.2500%, 6/1/50 91,000 59,114
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 148,162
Pfizer, Inc., 2.9500%, 3/15/24 305,000 297,766
Pfizer, Inc., 3.6000%, 9/15/28 89,000 83,095
Pilgrim's Pride Corp., 5.8750%, 9/30/27 (144A) 194,000 189,623
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 295,000 245,679
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 112,000 96,243
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 83,000 60,410
S&P Global, Inc., 2.3000%, 8/15/60 181,000 90,855
Tenet Healthcare Corp., 6.1250%, 6/15/30 (144A) 156,000 144,010
UnitedHealth Group, Inc., 5.0000%, 10/15/24 217,000 217,095
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 74,660
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 72,720
UnitedHealth Group, Inc., 5.3500%, 2/15/33 144,000 144,461
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 69,104
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 162,868
8,310,867
Energy - 0.5%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 23,000 20,032
Enbridge, Inc., 2.5000%, 8/1/33 193,000 144,319
164,351
Financial - 39.0%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 263,976
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 187,000 177,070
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 148,259
American Express Co., 3.3750%, 5/3/24 208,000 201,739
American Express Co., 5.8500%, 11/5/27 207,000 206,851
American Express Co., 4.0500%, 5/3/29 208,000 188,937
American Homes 4 Rent LP, 3.3750%, 7/15/51 205,000 120,246
American Tower Corp., 2.4000%, 3/15/25 79,000 73,057
American Tower Corp., 3.1000%, 6/15/50 168,000 98,907
Aon Corp., 5.0000%, 9/12/32 390,000 367,719
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 2.0000%, 4.1750%, 3/24/28
‡
375,000 330,558
Bank of America Corp., 5.2000%, 6/1/23
μ
228,000 221,730
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 117,335
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
315,000 233,264
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 153,152
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
197,000 152,667

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 $ 98,000 $ 71,881
BlackRock, Inc., 3.2000%, 3/15/27 284,000 265,188
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
200,000 148,147
Boston Properties LP, 4.5000%, 12/1/28 85,000 76,463
Brown & Brown, Inc., 4.9500%, 3/17/52 95,000 72,191
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 84,515
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
163,000 121,068
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 157,961
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 55,312
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
87,000 66,857
CME Group, Inc., 3.7500%, 6/15/28 272,000 254,667
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 205,000 159,006
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 481,000 437,445
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 34,000 29,702
Corebridge Financial, Inc., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 3.8460%, 6.8750%, 12/15/52 (144A)
‡
158,000 142,407
Crown Castle, Inc., 2.9000%, 4/1/41 126,000 79,923
Digital Realty Trust LP, 4.4500%, 7/15/28 124,000 114,367
Equinix, Inc., 1.5500%, 3/15/28 105,000 83,743
Equinix, Inc., 3.4000%, 2/15/52 138,000 86,891
Goldman Sachs Group, Inc. (The), 5.7000%, 11/1/24 500,000 500,034
Goldman Sachs Group, Inc. (The), 2.6400%, 2/24/28 156,000 134,835
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
172,000 134,709
Healthpeak Properties, Inc., 2.8750%, 1/15/31 2,000 1,598
HSBC Holdings plc, SOFR + 2.8700%, 5.4020%, 8/11/33
‡
480,000 416,155
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
205,000 182,942
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
228,000 192,868
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
312,000 245,461
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 180,466
Lloyds Banking Group plc, 4.6500%, 3/24/26 483,000 443,900
Mastercard, Inc., 3.3750%, 4/1/24 260,000 255,109
Mastercard, Inc., 3.5000%, 2/26/28 89,000 82,880
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 229,536
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
313,000 243,794
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 163,590
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 224,409
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
449,000 311,615
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 192,718
PNC Financial Services Group, Inc. (The), 2.6000%, 7/23/26 135,000 121,817
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 79,347
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 123,700
State Street Corp., ICE LIBOR USD 3 Month + 0.7700%, 3.7760%, 12/3/24
‡
234,000 230,186
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 195,811
SVB Financial Group, 1.8000%, 2/2/31 216,000 147,800
Toronto-Dominion Bank (The), 3.5000%, 7/19/23 312,000 308,792
Truist Bank, 2.2500%, 3/11/30 418,000 325,100
Visa, Inc., 2.8000%, 12/14/22 156,000 155,740
Visa, Inc., 2.0000%, 8/15/50 92,000 51,066
11,439,179

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - 9.2%
Ball Corp., 4.0000%, 11/15/23 $ 299,000 $ 292,791
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 179,929
FedEx Corp., 3.2500%, 4/1/26 132,000 124,029
FedEx Corp., 3.2500%, 5/15/41 200,000 132,645
General Electric Co., 6.7500%, 3/15/32 204,000 221,636
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 247,857
Norfolk Southern Corp., 3.1500%, 6/1/27 94,000 85,707
Norfolk Southern Corp., 2.3000%, 5/15/31 23,000 18,275
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 185,960
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,630
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 251,000 242,091
Trimble, Inc., 4.9000%, 6/15/28 263,000 247,312
Waste Management, Inc., 2.4000%, 5/15/23 301,000 297,341
Waste Management, Inc., 2.5000%, 11/15/50 96,000 55,855
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 194,000 174,510
Xylem, Inc., 1.9500%, 1/30/28 125,000 104,912
Xylem, Inc., 4.3750%, 11/1/46 121,000 94,962
2,707,442
Technology - 9.7%
Adobe, Inc., 3.2500%, 2/1/25 358,000 346,194
Apple, Inc., 3.0000%, 11/13/27 83,000 76,730
Apple, Inc., 2.7000%, 8/5/51 254,000 159,606
Apple, Inc., 2.8500%, 8/5/61 226,000 135,405
Autodesk, Inc., 2.8500%, 1/15/30 96,000 80,276
Broadcom Corp., 3.8750%, 1/15/27 92,000 84,545
Marvell Technology, Inc., 2.9500%, 4/15/31 408,000 316,612
Micron Technology, Inc., 4.1850%, 2/15/27 145,000 134,514
Micron Technology, Inc., 6.7500%, 11/1/29 147,000 147,085
NXP BV, 2.7000%, 5/1/25 138,000 127,708
Oracle Corp., 2.8750%, 3/25/31 38,000 29,948
Salesforce, Inc., 2.9000%, 7/15/51 161,000 103,678
Salesforce, Inc., 3.0500%, 7/15/61 98,000 59,714
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 335,000 325,223
TSMC Arizona Corp., 3.8750%, 4/22/27 200,000 187,295
TSMC Arizona Corp., 4.1250%, 4/22/29 200,000 184,812
VMware, Inc., 4.5000%, 5/15/25 167,000 162,972
VMware, Inc., 4.7000%, 5/15/30 84,000 75,850
Workday, Inc., 3.5000%, 4/1/27 37,000 34,129
Workday, Inc., 3.7000%, 4/1/29 28,000 24,932
Workday, Inc., 3.8000%, 4/1/32 43,000 36,736
2,833,964
Utilities - 2.5%
AES Corp. (The), 1.3750%, 1/15/26 102,000 88,093
American Water Capital Corp., 3.8500%, 3/1/24 301,000 295,607
American Water Capital Corp., 2.3000%, 6/1/31 8,000 6,264
American Water Capital Corp., 3.2500%, 6/1/51 135,000 88,819
Dominion Energy, Inc., 2.2500%, 8/15/31 213,000 164,495
Xcel Energy, Inc., 4.6000%, 6/1/32 85,000 78,286
721,564
Total Corporate Bonds (cost $34,198,300) 28,560,819

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 3.9%
Money Market Funds - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
£,∞
(cost $1,125,370) 1,125,320 $ 1,125,433
Total Investments (total cost $35,323,670 ) - 101.4% 29,686,252
Liabilities, net of Cash, Receivables and Other Assets - (1.4%) (401,783)
Net Assets - 100.0% $29,284,469
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 24,734,686 83.2%
United Kingdom 1,171,670 4.0
Australia 704,164 2.4
Canada 633,040 2.1
Netherlands 437,445 1.5
Taiwan 372,107 1.3
Spain 330,558 1.1
Ireland 263,976 0.9
Japan 229,536 0.7
Finland 192,718 0.7
Switzerland 178,814 0.6
Mexico 161,683 0.6
France 148,147 0.5
China 127,708 0.4
Total $ 29,686,252 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investment Company - 3.8%
Money Market Funds - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ 2,326 $ (63) $ 63 $ 1,125,433
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investment Company - 3.8%
Money Market Funds - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ – $ 6,407,999 $ (5,282,566) $ 1,125,433
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury Long Bonds 32 12/20/22 $ 3,856,000 $ (505,483)
U.S. Treasury Ultra Bonds 16 12/20/22 2,042,500 (249,037)
Total - Futures Long (754,520)
Futures Short:
U.S. Treasury 10 Year Notes 5 12/20/22 (552,969) 12,745

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2022.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Schedule of Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10 Year Ultra Notes 33 12/20/22 (3,827,484) 280,656
U.S. Treasury 2 Year Notes 28 12/30/22 (5,722,719) 37,809
U.S. Treasury 5 Year Notes 29 12/30/22 (3,091,219) 116,057
Total - Futures Short 447,267
Total $(307,253)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2022
Interest Rate
Contracts
Asset Derivatives:
Futures contracts $447,267
Liability Derivatives:
Futures contracts 754,520
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $347,191 $347,191
Swap contracts (4,598) — (4,598)
Total $(4,598) $347,191 $342,593
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(412,047)
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Futures contracts:

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Average notional amount of contracts - long $6,966,881
Average notional amount of contracts - short 10,348,747
Credit default swaps:
Average notional amount - buy protection 260,417

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 13
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2022.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $2,891,317 which represents 9.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 28,560,819 $ —
Investment Companies — 1,125,433 —
Total Investments in Securities $ — $ 29,686,252 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 447,267 $ — $ —
Total Assets $ 447,267 $ 29,686,252 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 754,520 $ — $ —
Total Liabilities $ 754,520 $ — $ —

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
14 October 31, 2022
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $34,198,300) $ 28,560,819
Affiliated investments, at value (cost $1,125,370) 1,125,433
Due from broker for futures 180,000
Receivables:
Investments sold 408,232
Interest 270,302
Total Assets 30,544,786
Liabilities:
Payable for variation margin on futures contracts 11,836
Payables: —
Investments purchased 1,239,726
Management fees 8,755
Total Liabilities 1,260,317
Net Assets $ 29,284,469
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 38,805,619
Total distributable earnings (loss) (9,521,150)
Total Net Assets $ 29,284,469
Net Assets $ 29,284,469
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 750,001
Net Asset Value Per Share $ 39.05

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
For the year ended October 31, 2022
16 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 981,398
Dividends 10,173
Dividends from affiliates 2,326
Total Investment Income 993,897
Expenses:
Management Fees 132,440
Total Expenses 132,440
Net Investment Income/(Loss) 861,457
Net Realized Gain/(Loss) on Investments:
Investments $ (3,850,051)
Investments in affiliates (63)
Futures contracts 347,191
Swap contracts (4,598)
Total Net Realized Gain/(Loss) on Investments $ (3,507,521)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (4,851,259)
Investments in affiliates 63
Futures contracts (412,047)
Total Change in Unrealized Net Appreciation/Depreciation $ (5,263,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (7,909,307)

Janus Henderson Sustainable Corporate Bond ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 861,457 $ 123,790
Net realized gain/(loss) on investments (3,507,521) (10,390)
Change in unrealized net appreciation/depreciation (5,263,243) (681,428)
Net Increase/(Decrease) in Net Assets Resulting from Operations (7,909,307) (568,028)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,043,815) —
Net Decrease from Dividends and Distributions to Shareholders (1,043,815) —
Capital Share Transactions (11,323,875) 50,129,494
Net Increase/(Decrease) in Net Assets (20,276,997) 49,561,466
Net Assets: — —
Beginning of Year   49,561,466 —
End of Year $ 29,284,469 $ 49,561,466
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
18 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $49.56 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.02 0.13
Net realized and unrealized gain/(loss) (10.33) (0.57)
Total from Investment Operations (9.31) (0.44)
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.09) —
Distributions (from capital gains) (0.11) —
Total Dividends and Distributions (1.20) —
Net Asset Value, End of Period $39.05 $49.56
Total Return
*
(19.08)% (0.88)%
Net assets, End of Period (in thousands) $29,284 $49,561
Average Net Assets for the Period (in thousands) $37,765 $47,019
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 2.28% 1.81%
Portfolio Turnover Rate
(3)
92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
20 October 31, 2022
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
22 October 31, 2022
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
24 October 31, 2022
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2022.
3. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
26 October 31, 2022
developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 550,001 shares or 73.33% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$75,354 $— $(3,934,256) $— $— $— $(5,662,248)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,382,566) $(551,690) $(3,934,256)

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
28 October 31, 2022
Information on the tax components of derivatives as of October 31, 2022 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$35,348,500 $10,225 $(5,672,473) $(5,662,248)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(307,253) $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$979,337 $64,478 $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$— $25,849 $(25,849)
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 100,000 $ 4,194,847 1,000,001 $ 50,129,494
Shares repurchased (350,000) (15,518,722) — —
Net Increase/(Decrease) (250,000) $ (11,323,875) 1,000,001 $ 50,129,494
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$33,404,349 $45,544,881 $— $—

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
30 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Capital Gain Distributions $64,478

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
32 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 33
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93092 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson Sustainable & Impact Core
Bond ETF
Janus Detroit Street Trust

Janus Henderson Sustainable & Impact Core Bond ETF

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
The Janus Henderson Sustainable & Impact Core Bond
ETF (JIB) seeks total return consisting of income and capital appreciation, while giving special consideration to certain
environmental, social and governance (ESG) factors.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2022, Janus Henderson Sustainable & Impact Core Bond ETF (the
“Fund”) returned -16.76% net of fees (based on NAV), underperforming its benchmark, the Bloomberg U.S.
Aggregate Bond Index, which returned -15.68%.
The period was characterized by rising interest rates and widening spreads, which pressured returns on risk assets.
In its fight against inflation, the Federal Reserve hiked rates by 3.00% over the period, while the yield on 10-year
U.S. Treasuries increased from 1.56% to 4.05%.
The Fund’s duration positioning for the period was on average below that of the benchmark, and this contributed to relative returns as rates rose. Dynamic management of interest rate risk exposure (by actively adding and reducing duration as market volatility provided opportunities to do so) further contributed to relative returns.
Security selection within corporate investment-grade bonds and asset-backed securities (ABS) was the major detractor for the period. While the Fund’s overweight to securitized sectors did not aid relative performance, this positioning is in line with where we believe the Fund will be best placed for the growing likelihood of an economic slowdown. The Fund has repositioned into higher-quality credit and securitized sectors where prices, in our view, better reflect the possibility of recession, and in those sectors that we believe will fare better in an economic downturn.
During the period, the Fund invested in derivatives, namely futures, to facilitate risk, duration, and yield-curve management and in an attempt to enhance expected returns. The Fund’s exposure to derivatives aided results over the period. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable & Impact Core Bond ETF actively invests in U.S. fixed income securities and aims to capitalize on sustainable opportunities. Through our forward-looking investment framework we seek to generate risk-adjusted excess returns, while still providing positive environmental and societal impact.
Nick Childs Greg Wilensky
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 47.7%^
Government 21.4%
Asset-Backed Securities 16.8%
Financial 9.9%
Investment Companies 8.6%
Consumer, Non-cyclical 3.1%
Consumer, Cyclical 1.6%
Technology 1.4%
Basic Materials 0.7%
Utilities 0.7%
Industrial 0.4%
Communications 0.2%
112.5%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.
Environmental and Social Sustainable Inv estments
– 75.02% of Net Assets
Environmental and Social Impact Investments by Themes*
– (% of Net Assets)
Transition to the Green Economy 22.73%
Economic & Community Development and Inclusion 5.89%
Knowledge & Technology, and Innovation 0.95%
Health & Well-Being 0.95%
Affordable Housing 9.40%
39.92%
* The Adviser seeks to identify securities that are aligned with positive environmental and social impact themes, which generally align with certain of the United Nations Sustainable Development Goals as described in the Fund's prospectus.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Sustainable & Impact Core Bond ETF - NAV -16.76% -15.37% 0.40%
Janus Henderson Sustainable & Impact Core Bond ETF - Market Price -16.50% -15.15% –
Bloomberg U.S. Aggregate Bond Index -15.68% -14.42% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $920.70 $1.89 $1,000.00 $1,023.24 $1.99 0.39%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Sustainable & Impact Core Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable & Impact Core
Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable & Impact Core Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31,
2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended
October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 16.8%
ACM Auto Trust, 3.2300%, 4/20/29 (144A) $ 65,848 $ 65,625
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) 129,520 127,929
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 420,177
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 235,345 211,953
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 29,591 29,167
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 194,120 190,868
FREED ABS Trust, 3.0300%, 5/18/29 (144A) 88,822 87,719
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 854,574 616,395
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 219,552 153,456
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 111,882
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 273,272 259,614
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 80,849 78,156
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 27,483 27,011
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 100,588 98,654
LL ABS Trust, 3.7600%, 11/15/29 (144A) 137,752 133,592
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 418,598 323,993
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 418,598 310,068
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 130,819 126,984
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 246,435 201,024
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 79,609 76,196
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 894,202 646,536
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 237,871 160,456
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 1,053,202 1,025,003
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 126,653 125,130
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 197,625 189,874
Total Asset-Backed Securities (cost $6,860,662) 5,797,462
Corporate Bonds - 17.8%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 240,485
Communications - 0.2%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 53,662
Consumer, Cyclical - 1.6%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 153,550
Hasbro, Inc., 5.1000%, 5/15/44 128,000 100,132
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 217,000 176,189
Marriott International, Inc., 4.0000%, 4/15/28 50,000 45,088
Marriott International, Inc., 3.5000%, 10/15/32 85,000 67,888
542,847
Consumer, Non-cyclical - 3.1%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 51,569
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 108,755
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 80,469
HCA, Inc., 4.1250%, 6/15/29 80,000 70,593
HCA, Inc., 3.5000%, 9/1/30 264,000 218,697
Humana, Inc., 3.1250%, 8/15/29 51,000 43,558
Illumina, Inc., 2.5500%, 3/23/31 87,000 66,393
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 82,949
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 96,000 62,381
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 82,000 70,464
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 60,000 43,670
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 83,165
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 81,004
1,063,667

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - 9.7%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 $ 146,000 $ 105,177
American Express Co., 5.8500%, 11/5/27 259,000 258,814
American Express Co., 4.0500%, 5/3/29 225,000 204,379
Bank of America Corp., 5.2000%, 6/1/23
μ
185,000 179,913
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 121,446
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 60,355
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 193,740
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
250,000 185,183
Boston Properties LP, 4.5000%, 12/1/28 168,000 151,126
Boston Properties LP, 2.5500%, 4/1/32 163,000 117,211
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 108,287
Equinix, Inc., 1.5500%, 3/15/28 122,000 97,301
Equinix, Inc., 2.5000%, 5/15/31 108,000 82,240
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
522,000 408,825
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
114,000 101,734
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
171,000 134,531
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 149,998
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 168,195
Morgan Stanley, 3.9500%, 4/23/27 145,000 133,792
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 166,683
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 165,871
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 69,197
3,363,998
Industrial - 0.4%
Trimble, Inc., 4.9000%, 6/15/28 117,000 110,021
Xylem, Inc., 4.3750%, 11/1/46 50,000 39,241
149,262
Technology - 1.4%
Broadcom Corp., 3.8750%, 1/15/27 86,000 79,032
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 64,894
Micron Technology, Inc., 6.7500%, 11/1/29 260,000 260,149
Oracle Corp., 3.9500%, 3/25/51 64,000 41,870
VMware, Inc., 4.7000%, 5/15/30 46,000 41,537
487,482
Utilities - 0.7%
AES Corp. (The), 1.3750%, 1/15/26 120,000 103,638
AES Corp. (The), 2.4500%, 1/15/31 80,000 60,328
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 68,155
232,121
Total Corporate Bonds (cost $7,614,419) 6,133,524
Mortgage-Backed Securities - 47.7%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
80,893 76,572
2.2500%, 9/27/60 (144A)
Ç
20,864 20,219
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
25,632 24,600
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
1,122 1,115
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 4.1121%, 9/15/36 (144A)
‡
1,000,000 951,365
ICE LIBOR USD 1 Month + 1.6500%, 5.0621%, 9/15/36 (144A)
‡
250,000 231,367

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) $ 250,000 $ 214,730
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
4,001 3,895
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 7.7356%, 8/25/31 (144A)
‡
500,000 488,901
SOFR30A + 1.0000%, 3.9968%, 12/25/41 (144A)
‡
446,734 434,733
SOFR30A + 1.2000%, 4.1968%, 1/25/42 (144A)
‡
505,893 491,359
SOFR30A + 2.0000%, 4.9968%, 3/25/42 (144A)
‡
128,411 126,137
SOFR30A + 2.1000%, 5.0968%, 3/25/42 (144A)
‡
153,439 151,367
FHLMC Gold Pools, Other
3.5000%, 7/1/42 58,577 53,114
3.0000%, 2/1/43 1,055 923
3.5000%, 2/1/44 298,817 270,531
3.5000%, 1/1/47 323,666 293,747
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 4.2968%, 2/25/42 (144A)
‡
214,015 208,678
SOFR30A + 2.1000%, 5.0968%, 3/25/42 (144A)
‡
177,349 175,203
ICE LIBOR USD 1 Month + 2.9500%, 6.5356%, 11/25/49 (144A)
‡
250,000 238,764
ICE LIBOR USD 1 Month + 3.1500%, 6.7356%, 9/25/50 (144A)
‡
3,255 3,257
FHLMC UMBS
3.5000%, 3/1/43 224 203
3.5000%, 6/1/43 22,568 20,432
4.0000%, 11/1/48 2,008 1,859
4.0000%, 12/1/48 24,249 22,446
4.0000%, 3/1/50 23,178 21,455
4.0000%, 6/1/50 38,243 35,400
4.5000%, 9/1/50 71,417 68,184
4.0000%, 10/1/50 6,821 6,304
3.0000%, 2/1/52 9,320 7,988
3.0000%, 2/1/52 12,200 10,431
3.0000%, 3/1/52 17,749 15,205
4.5000%, 3/1/52 1,015 953
3.5000%, 4/1/52 4,612 4,076
3.5000%, 4/1/52 4,049 3,579
3.5000%, 6/1/52 17,703 15,692
3.5000%, 7/1/52 223,226 197,729
4.0000%, 7/1/52 20,806 18,938
4.0000%, 8/1/52 23,754 21,622
4.5000%, 8/1/52 235,677 221,455
4.5000%, 8/1/52 50,764 47,700
4.5000%, 8/1/52 99,269 93,255
5.5000%, 9/1/52 35,791 35,545
FNMA , ICE LIBOR USD 1 Month + 6.0000% , 9.5856% , 9/25/28
‡
151,184 157,300
FNMA UMBS
4.0000%, 10/1/47 15,522 14,374
4.0000%, 7/1/48 19,039 17,623
4.0000%, 10/1/48 7,156 6,624
4.0000%, 11/1/48 22,137 20,491
4.0000%, 12/1/48 3,546 3,283
4.0000%, 6/1/49 2,894 2,675
4.0000%, 11/1/49 46,732 43,258
4.0000%, 11/1/49 4,131 3,818
3.5000%, 12/1/49 120,261 107,785
4.5000%, 1/1/50 38,282 36,550
4.0000%, 3/1/50 37,393 34,613

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 3/1/50 $ 68,343 $ 63,261
4.0000%, 3/1/50 14,051 13,006
4.0000%, 9/1/50 80,320 74,235
4.0000%, 10/1/50 74,746 69,082
4.5000%, 10/1/50 46,738 44,624
4.0000%, 3/1/51 1,801 1,667
4.0000%, 3/1/51 3,693 3,414
4.0000%, 3/1/51 192,646 178,049
4.0000%, 10/1/51 27,155 25,098
2.5000%, 3/1/52 602,386 496,850
2.5000%, 3/1/52 222,242 183,598
2.5000%, 3/1/52 130,590 107,617
3.0000%, 3/1/52 46,110 39,412
3.5000%, 3/1/52 66,984 59,394
3.0000%, 4/1/52 39,134 33,512
3.0000%, 4/1/52 34,388 29,383
3.5000%, 4/1/52 34,419 30,444
3.5000%, 4/1/52 6,970 6,160
3.5000%, 4/1/52 11,593 10,255
3.5000%, 4/1/52 5,582 4,933
3.5000%, 4/1/52 19,086 16,866
3.5000%, 4/1/52 24,049 21,403
4.0000%, 4/1/52 27,811 25,448
4.5000%, 4/1/52 1,206 1,132
4.5000%, 4/1/52 2,358 2,213
4.5000%, 4/1/52 4,112 3,860
4.5000%, 4/1/52 5,343 5,015
4.5000%, 4/1/52 1,872 1,757
4.5000%, 4/1/52 2,141 2,009
3.5000%, 5/1/52 30,506 27,030
3.5000%, 5/1/52 19,166 16,949
4.5000%, 5/1/52 6,523 6,122
3.5000%, 6/1/52 58,077 51,650
4.0000%, 6/1/52 5,798 5,278
4.0000%, 6/1/52 21,646 19,702
3.5000%, 7/1/52 5,543 4,928
3.5000%, 7/1/52 138,570 122,738
4.0000%, 7/1/52 9,251 8,420
4.5000%, 7/1/52 27,405 25,750
4.5000%, 7/1/52 31,006 29,102
3.5000%, 8/1/52 27,018 23,923
3.5000%, 8/1/52 10,077 8,955
4.5000%, 8/1/52 106,745 100,299
5.5000%, 9/1/52 135,368 133,893
FNMA, Other
3.0000%, 2/1/43 8,948 7,831
3.0000%, 2/1/43 503,125 440,831
3.0000%, 3/1/43 124,528 108,985
4.0000%, 6/1/43 49,954 46,653
4.5000%, 6/1/45 5,681 5,494
3.0000%, 7/1/45 564,423 493,972
3.0000%, 9/1/46 253,320 221,955
3.0000%, 1/1/47 13,472 11,707

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
10 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, Other - (continued)
3.5000%, 8/1/56 $ 43,892 $ 39,358
3.0000%, 6/1/57 102,847 88,347
3.0000%, 9/1/57 179,812 154,460
3.0000%, 5/1/58 576,861 495,530
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 312,570
2.5000%, TBA, 15 Year Maturity
(b)
420,646 379,154
3.0000%, TBA, 15 Year Maturity
(b)
547,502 503,584
3.5000%, TBA, 15 Year Maturity
(b)
455,414 427,659
FNMA/FHLMC UMBS, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
(b)
517,083 454,653
4.0000%, TBA, 30 Year Maturity
(b)
873,434 794,390
GNMA II, 30 Year
3.0000%, 7/20/51 83,155 72,716
3.0000%, 8/20/51 353,969 309,433
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
183,400 155,206
3.0000%, TBA, 30 Year Maturity
(b)
32,516 28,239
3.5000%, TBA, 30 Year Maturity
(b)
230,577 206,043
4.0000%, TBA, 30 Year Maturity
(b)
193,300 177,830
4.5000%, TBA, 30 Year Maturity
(b)
1,500,000 1,420,212
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
34,352 30,853
JPMorgan Chase Commercial Mortgage Securities Trust , ICE LIBOR USD 1 Month
+ 0.7600% , 4.1720% , 6/15/38 (144A)
‡
500,000 478,418
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 3.1807% , 3/25/51 (144A)
‡
216,657 197,527
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 78,835
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
4.4856% , 1/25/48 (144A)
‡
124,938 121,451
SREIT Trust , ICE LIBOR USD 1 Month + 0.7308% , 4.1429% , 11/15/38 (144A)
‡
179,000 170,406
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
66,000 62,694
0.0000%, 8/25/46 (144A)
¤
41,000 38,688
Total Mortgage-Backed Securities (cost $17,780,739) 16,453,542
U.S. Treasury Notes/Bonds - 21.4%
3.0000%, 7/31/24 1,697,000 1,651,725
0.3750%, 9/15/24 2,129,000 1,971,238
4.1250%, 9/30/27 431,000 428,643
4.1250%, 10/31/27 775,000 770,943
2.6250%, 7/31/29 277,000 251,486
2.7500%, 8/15/32 1,418,000 1,268,888
2.0000%, 11/15/41 25,000 17,043
2.3750%, 2/15/42 135,000 98,571
3.3750%, 8/15/42 592,000 510,692
2.8750%, 5/15/52 544,000 422,195
Total U.S. Treasury Notes/Bonds (cost $7,883,651) 7,391,424
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 52,650

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 8.6%
Money Market Funds - 8.6%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
£,∞
(cost $2,983,368) 2,983,310 $ 2,983,609
Total Investments (total cost $43,197,839 ) - 112.5% 38,812,211
Liabilities, net of Cash, Receivables and Other Assets - (12.5%) (4,312,566)
Net Assets - 100.0% $34,499,645
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 38,103,738 98.2%
United Kingdom 334,066 0.9
France 185,183 0.5
Mexico 108,755 0.3
Australia 80,469 0.1
Total $ 38,812,211 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Investment Company - 8.7%
Money Market Funds - 8.7%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ 11,174 $ (241) $ 241 $ 2,983,609
Market Value
at 10/31/21 Purchases Sales
Market Value
at 10/31/22
Investment Company - 8.7%
Money Market Funds - 8.7%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
$ – $ 11,801,695 $ (8,818,086) $ 2,983,609
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (7.7)%
Mortgage-Backed Securities - (7.7)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (1,871,468) $ (1,588,711)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(1,146,470) (1,075,270)
Total Securities Sold Short (proceeds $2,729,983) $ (2,663,981)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 20 12/30/22 $ 2,131,875 $ (90,095)
U.S. Treasury Long Bonds 15 12/20/22 1,807,500 (200,708)
U.S. Treasury Ultra Bonds 19 12/20/22 2,425,469 (416,730)
Total - Futures Long (707,533)
Futures Short:

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
12 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2022.
Schedule of Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10 Year Notes 1 12/20/22 (110,594) 390
U.S. Treasury 10 Year Ultra Notes 10 12/20/22 (1,159,844) 86,471
U.S. Treasury 2 Year Notes 7 12/30/22 (1,430,680) 17,331
Total - Futures Short 104,192
Total $(603,341)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39-V1, Fixed Rate of 5.00% Paid Quarterly 12/20/27 $ 2,000,000 $ 3,373 $ (98,219) $ (94,846)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2022
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Futures contracts $— $104,192 $104,192
Liability Derivatives:
Swaps - centrally cleared 94,846 — 94,846
Futures contracts — 707,533 707,533
Total Liability Derivatives $94,846 $707,533 $802,379
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(1,307,451) $(1,307,451)
Swap contracts 94,614 — 94,614
Total $94,614 $(1,307,451) $(1,212,837)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(516,804) $(516,804)
Swap contracts (94,846) — (94,846)
Total $(94,846) $(516,804) $(611,650)
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2022
Futures contracts:
Average notional amount of contracts - long $10,115,544
Average notional amount of contracts - short 4,328,590
Credit default swaps:
Average notional amount - buy protection 5,645,833
Average notional amount - sell protection 79,167

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
14 October 31, 2022
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2022.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $11,490,734 which represents 33.3% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
Janus Detroit Street Trust 15
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 5,797,462 $ —
Corporate Bonds — 6,133,524 —
Mortgage-Backed Securities — 16,453,542 —
U.S. Treasury Notes/Bonds — 7,391,424 —
Preferred Stock 52,650 — —
Investment Companies — 2,983,609 —
Total Investments in Securities $ 52,650 $ 38,759,561 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 104,192 $ — $ —
Total Assets $ 156,842 $ 38,759,561 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,663,981 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 94,846 $ —
Futures Contracts 707,533 — —
Total Liabilities $ 707,533 $ 2,758,827 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Assets and Liabilities
October 31, 2022
16 October 31, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $40,214,471) $ 35,828,602
Affiliated investments, at value (cost $2,983,368) 2,983,609
Due from broker for centrally cleared swaps 133,979
Due from broker for futures 280,000
Receivable for variation margin on swaps 30,219
Receivables:
Investments sold 247,424
TBA investments sold 4,186,389
Dividends 1,313
Interest 139,386
Total Assets 43,830,921
Liabilities:
TBA sales commitments, at value (p roceeds $2,729,983) 2,663,981
Payable for variation margin on futures contracts 39,766
Payables: —
Due to custodian 5,770
Investments purchased 280,130
TBA investments purchased 6,330,054
Management fees 11,570
Interest 5
Total Liabilities 9,331,276
Net Assets $ 34,499,645
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 42,783,975
Total distributable earnings (loss) (8,284,330)
Total Net Assets $ 34,499,645
Net Assets $ 34,499,645
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 850,001
Net Asset Value Per Share $ 40.59

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Operations
For the year ended October 31, 2022
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 797,492
Dividends 27,775
Dividends from affiliates 11,174
Total Investment Income 836,441
Expenses:
Management Fees 156,646
Total Expenses 156,646
Net Investment Income/(Loss) 679,795
Net Realized Gain/(Loss) on Investments:
Investments $ (1,789,534)
Investments in affiliates (241)
TBA sales commitments (240,488)
Futures contracts (1,307,451)
Swap contracts 94,614
Total Net Realized Gain/(Loss) on Investments $ (3,243,100)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (4,058,431)
Investments in affiliates 241
TBA sales commitments 66,002
Futures contracts (516,804)
Swap contracts (94,846)
Total Change in Unrealized Net Appreciation/Depreciation $ (4,603,838)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (7,167,143)

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Changes in Net Assets
18 October 31, 2022
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 679,795 $ 69,968
Net realized gain/(loss) on investments (3,243,100) (75,791)
Change in unrealized net appreciation/depreciation (4,603,838) (413,975)
Net Increase/(Decrease) in Net Assets Resulting from Operations (7,167,143) (419,798)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (702,056) —
Net Decrease from Dividends and Distributions to Shareholders (702,056) —
Capital Share Transactions (7,247,214) 50,035,856
Net Increase/(Decrease) in Net Assets (15,116,413) 49,616,058
Net Assets: — —
Beginning of Year   49,616,058 —
End of Year $ 34,499,645 $ 49,616,058
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $49.62 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.77 0.07
Net realized and unrealized gain/(loss) (9.00) (0.45)
Total from Investment Operations (8.23) (0.38)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.80) —
Total Dividends and Distributions (0.80) —
Net Asset Value, End of Period $40.59 $49.62
Total Return
*
(16.76)% (0.76)%
Net assets, End of Period (in thousands) $34,499 $49,616
Average Net Assets for the Period (in thousands) $40,153 $48,400
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.39% 0.39%
Ratio of Net Investment Income/(Loss) 1.69% 1.00%
Portfolio Turnover Rate
(3)(4)
138% 61%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
20 October 31, 2022
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable and Impact Core Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
22 October 31, 2022
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
24 October 31, 2022
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
26 October 31, 2022
become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
28 October 31, 2022
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.39% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 million 0.39%
Over $500 million 0.35%

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
30 October 31, 2022
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 600,001 shares or 70.59% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2022 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $3,527,578 in sales, resulting in a net realized loss of $98,368. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2022 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$— $— $(3,905,425) $— $— $— $(4,378,905)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(392,922) $(3,512,503) $(3,905,425)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$43,257,119 $5,403 $(4,450,311) $(4,444,908)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(3,526,390) $66,872 $(869) $66,003
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$702,056 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $— $—

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
32 October 31, 2022
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts,TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has proposed extending the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the
ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$(4,667) $28,406 $(23,739)
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 350,000 $ 15,363,756 1,000,001 $ 50,035,856
Shares repurchased (500,000) (22,610,970) — —
Net Increase/(Decrease) (150,000) $ (7,247,214) 1,000,001 $ 50,035,856
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$34,782,274 $41,914,020 $17,071,249 $16,572,789

Janus Henderson Sustainable & Impact Core Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
34 October 31, 2022
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 35
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
36 October 31, 2022
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93091 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Sustainable Equity ETF (SSPX) seeks
long-term growth of capital.
PERFORMANCE OVERVIEW
The Janus Henderson U.S. Sustainable Equity ETF launched on September 8, 2021.
For the 12-month period ended October 31, 2022, Janus Henderson U.S. Sustainable Equity (the “Fund”) returned
-24.82% (based on NAV), while its benchmark, the S&P 500® Index, returned -14.61%.
This was a period in which equity market returns largely were characterized by significant strength in fossil fuels, defense, and the parts of the consumer staples and healthcare sectors in which the Fund does not invest. The
Fund’s investible universe excludes many of these industries and invests instead in companies that have a positive impact on the environment and society, that align with the Fund’s sustainable development themes, and that do not breach its “do no harm” avoidance criteria.
The period also was characterized by significant weakness in sectors and stocks with longer-term growth characteristics that often was driven by rising discount rates and valuation contraction rather than operational weakness. Among these sectors was information technology (IT). Many of the companies that the Fund invests in, that we believe are creating a more efficient global economy, and that are developing and implementing more sustainable technologies and practices, reside within this sector.
As a result of these dynamics, returns during the period were negatively impacted by stock selection in both the IT and healthcare sectors. Lack of exposure to the energy sector, which saw strong gains, also was detrimental. Over the period, there was a rotation into some of the more cyclical areas of the equity market, which tend to be areas that the Fund is not invested in given its longer-term sustainability focus and avoidance criteria. Losses were partially offset by the Fund’s underweight to the communication services sector and strong stock selection within financials.
The Janus Henderson U.S. Sustainable Equity ETF is a high-conviction, low-carbon-oriented portfolio of U.S.
companies selected for their sustainable characteristics, compounding growth potential, and positive impact on the environment and society. We believe there is a strong link between sustainable development, innovation, and long-
term compounding growth. Our investment framework seeks to invest in U.S. companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth, and help mitigate downside risk.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 6.3%
Humana, Inc.
Health Care Providers & Services 4.6%
Progressive Corp. (The)
Insurance 4.2%
Westinghouse Air Brake Technologies Corp.
Machinery 3.9%
Autodesk, Inc.
Software 3.9%
22.9%
Sector Allocation
– (% of Net Assets)
Technology 29.0%
Industrial 21.1%
Financial 19.8%
Consumer, Non-cyclical 18.4%
Consumer, Cyclical 6.9%
Communications 2.9%
Investment Companies 1.9%
100.0%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022
Prospectus ~
Expense Ratio
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson U.S. Sustainable Equity ETF - NAV -24.82% -21.02% 0.55%
Janus Henderson U.S. Sustainable Equity ETF - Market Price -24.85% -21.02% –
S&P 500
®
Index -14.61% -11.22% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $929.20 $2.67 $1,000.00 $1,022.43 $2.80 0.55%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson U.S. Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Sustainable Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period
September 8, 2021 (commencement of operations) through October 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , the results of its operations for the year ended October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period
September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98 .1%
Auto Components - 2 .1%
Aptiv plc* 4,643 $ 422,838
Biotechnology - 0 .2%
Moderna, Inc.* 310 46,602
Building Products - 4 .6%
Advanced Drainage Systems, Inc. 4,162 482,293
Carrier Global Corp. 10,983 436,684
918,977
Electronic Equipment, Instruments & Components - 8 .7%
IPG Photonics Corp.* 4,798 410,997
Keysight Technologies, Inc.* 4,329 753,895
TE Connectivity Ltd. 4,639 567,025
1,731,917
Equity Real Estate Investment Trusts (REITs) - 4 .7%
Crown Castle, Inc. 1,934 257,725
Equinix, Inc. 441 249,800
Prologis, Inc. 3,852 426,609
934,134
Food Products - 1 .2%
McCormick & Co., Inc. (Non-Voting) 2,973 233,797
Health Care Equipment & Supplies - 2 .6%
Edwards Lifesciences Corp.* 4,817 348,895
STAAR Surgical Co.* 2,469 174,978
523,873
Health Care Providers & Services - 6 .4%
Encompass Health Corp. 6,614 360,066
Humana, Inc. 1,633 911,345
1,271,411
Health Care Technology - 0 .6%
Certara, Inc.* 8,945 109,397
Insurance - 10 .2%
Aon plc - Class A 2,119 596,477
Marsh & McLennan Cos., Inc. 3,643 588,308
Progressive Corp. (The) 6,616 849,495
2,034,280
IT Services - 3 .0%
Mastercard, Inc. - Class A 1,622 532,308
Twilio, Inc. - Class A* 764 56,819
589,127
Life Sciences Tools & Services - 7 .4%
Bruker Corp. 5,157 318,909
ICON plc* 2,974 588,376
Illumina, Inc.* 881 201,590
PerkinElmer, Inc. 2,781 371,486
1,480,361
Machinery - 9 .8%
Evoqua Water Technologies Corp.* 19,455 762,247
Westinghouse Air Brake Technologies Corp. 8,326 776,649
Xylem, Inc. 4,124 422,422
1,961,318
Semiconductors & Semiconductor Equipment - 10 .3%
Lam Research Corp. 934 378,064
Microchip Technology, Inc. 9,070 559,982
NVIDIA Corp. 4,460 601,966

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 3,230 $ 518,835
2,058,847
Software - 16 .3%
Atlassian Corp. - Class A* 2,024 410,325
Autodesk, Inc.* 3,608 773,194
Bill.com Holdings, Inc.* 1,142 152,297
Cadence Design Systems, Inc.* 1,317 199,381
Microsoft Corp. 5,397 1,252,806
Workday, Inc. - Class A* 3,008 468,707
3,256,710
Specialty Retail - 2 .4%
Home Depot, Inc. (The) 1,584 469,070
Textiles, Apparel & Luxury Goods - 1 .4%
NIKE, Inc. - Class B 3,055 283,137
Thrifts & Mortgage Finance - 2 .3%
Walker & Dunlop, Inc. 5,070 456,097
Trading Companies & Distributors - 1 .0%
Core & Main, Inc. - Class A* 8,335 196,539
Wireless Telecommunication Services - 2 .9%
T-Mobile US, Inc.* 3,801 576,080
Total Common Stocks (cost $24,540,718) 19,554,512
Investment Companies - 1 .9%
Money Market Funds - 1 .9%
Federated Hermes Government Obligations Tax-Managed Fund, 2.9400%
∞
(cost
$378,983) 378,983 378,983
Total Investments (total cost $ 24,919,701 ) - 100 .0% 19,933,495
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 1,866
Net Assets - 100.0% $19,935,361
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 19,366,470 97 .2%
Switzerland 567,025 2 .8
Total $ 19,933,495 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
8 October 31, 2022
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 19,554,512 $ — $ —
Investment Companies 378,983 — —
Total Assets $ 19,933,495 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $24,919,701) $ 19,933,495
Receivables:
Dividends 10,814
Total Assets 19,944,309
Liabilities:
Payables: —
Management fees 8,948
Total Liabilities 8,948
Net Assets $ 19,935,361
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 26,620,857
Total distributable earnings (loss) (6,685,496)
Total Net Assets $ 19,935,361
Net Assets $ 19,935,361
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,050,001
Net Asset Value Per Share $ 18.99

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
For the year ended October 31, 2022
10 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 263,802
Total Investment Income 263,802
Expenses:
Management Fees 197,616
Total Expenses 197,616
Net Investment Income/(Loss) 66,186
Net Realized Gain/(Loss) on Investments:
Investments $ (5,799,653)
Total Net Realized Gain/(Loss) on Investments $ (5,799,653)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (6,157,764)
Total Change in Unrealized Net Appreciation/Depreciation $ (6,157,764)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (11,891,231)

Janus Henderson U.S. Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2022
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 66,186 $ (666)
Net realized gain/(loss) on investments (5,799,653) 151,903
Change in unrealized net appreciation/depreciation (6,157,764) 1,171,558
Net Increase/(Decrease) in Net Assets Resulting from Operations (11,891,231) 1,322,795
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (207,757) —
Net Decrease from Dividends and Distributions to Shareholders (207,757) —
Capital Share Transactions (19,360,054) 50,071,608
Net Increase/(Decrease) in Net Assets (31,459,042) 51,394,403
Net Assets: — —
Beginning of Year   51,394,403 —
End of Year $ 19,935,361 $ 51,394,403
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
12 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $25.38 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.04 —
(3)
Net realized and unrealized gain/(loss) (6.32) 0.38
Total from Investment Operations (6.28) 0.38
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.11) —
Total Dividends and Distributions (0.11) —
Net Asset Value, End of Period $18.99 $25.38
Total Return
*
(24.82)% 1.52%
Net assets, End of Period (in thousands) $19,935 $51,394
Average Net Assets for the Period (in thousands) $35,742 $44,389
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.19% (0.01)%
Portfolio Turnover Rate
(4)
9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2022
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2022
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average
Daily Net Assets Fee Rate
$0-$250 million 0.55%
Over $250 million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2022
daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 975,001 shares or 92.86% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$9,368 $— $(1,708,658) $— $— $— $(4,986,206)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,330,022) $(378,636) $(1,708,658)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$24,919,701 $585,844 $(5,572,050) $(4,986,206)

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2022, the Fund had net realized loss of $4,093,499 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$207,757 $— $— $—
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$(4,090,697) $150,939 $3,939,758
Year Ended October 31, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 75,000 $ 1,486,411 2,025,001 $ 50,071,608
Shares repurchased (1,050,000) (20,846,465) — —
Net Increase/(Decrease) (975,000) $ (19,360,054) 2,025,001 $ 50,071,608
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$3,103,914 $3,210,610 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,455,159 $20,546,679 $— $—
daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2022, the Adviser owned 975,001 shares or 92.86% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$9,368 $— $(1,708,658) $— $— $— $(4,986,206)
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,330,022) $(378,636) $(1,708,658)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$24,919,701 $585,844 $(5,572,050) $(4,986,206)

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
20 October 31, 2022
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2022.
Dividends Received Deduction Percentage 98%
Qualified Dividend Income Percentage 100%

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
22 October 31, 2022
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
24 October 31, 2022
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93093 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2022
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF

Janus Henderson B-BBB CLO ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson B-BBB CLO ETF (JBBB) seeks capital
preservation and current income by seeking to deliver floating-
rate exposure to collateralized loan obligations (CLOs) generally rated between and inclusive of BBB+ and B-.
PERFORMANCE OVERVIEW
For the since-inception period from January 11, 2022 to October 31, 2022, Janus Henderson B-BBB CLO ETF (the
“Fund”) returned -9.94% net of fees (based on NAV), underperforming its benchmark, the J.P. Morgan CLO High
Quality Mezzanine Index, which returned -8.20%.
The period was characterized by rising interest rates and widening spreads, which pressured returns on risk assets.
In its fight against inflation, the Federal Reserve hiked rates by 3.00% over the period, while the yield on 2-year
U.S. Treasuries increased from 0.88% to 4.48%. Spreads on mezzanine CLOs, calculated using the J.P. Morgan
CLO High Quality Mezzanine Index Discount Margin, widened from 3.83% to 6.43% during the period, as investors turned to their most liquid holdings to raise cash, and concerns around credit deterioration in the loan market spurred further selling.
While higher yields and spreads pressured returns in the CLO market, their magnitude was somewhat muted relative to corporate bonds and U.S. Treasuries. This was largely attributable to CLOs’ floating-rate coupons.
Security selection within the CLO market drove relative underperformance over the period. The Fund's overweight to the 2019 vintage detracted as spreads widened. The 2019 vintage had a larger drawdown relative to other vintages, due to their lower coupon rates that are more sensitive to changes in interest rates.
Janus Henderson B-BBB CLO ETF is an actively managed ETF with floating-rate exposure to CLOs rated from B to BBB and seeking to deliver investors access to securities with low default risk, low correlations to traditional fixed income asset classes, and yield potential.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson B-BBB CLO ETF
(unaudited)
Fund At A Glance
October 31, 2022
2 October 31, 2022
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 87.7%
Investment Companies 9.6%
Exchange Traded Fund 4.8%
102.1%

Janus Henderson B-BBB CLO ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least March 1, 2023.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2022 Prospectus Expense Ratio ~
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Net Annual
Fund Operating
Expenses
‡
Janus Henderson B-BBB CLO ETF - NAV -9.94% 0.50% 0.49%
Janus Henderson B-BBB CLO ETF - Market Price -9.49% – –
J.P. Morgan CLO High Quality Mezzanine Index -8.20% – –
* The Fund commenced operations on January 11, 2022.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson B-BBB CLO ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2022
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Beginning Account
Value
(5/1/22)
Ending Account
Value
(10/31/22)
Expenses
Paid During
Period
(5/1/22 - 10/31/22)
†
Net Annualized
Expense Ratio
(5/1/22 - 10/31/22)
$1,000.00 $910.40 $2.36 $1,000.00 $1,022.74 $2.50 0.49%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson B-BBB CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson B-BBB CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson B-BBB CLO ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund")
as of October 31, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 11, 2022 (commencement of operations) through October 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022 , and the results of its operations, changes in its net assets and the financial highlights for the period January 11, 2022 (commencement of operations) through October 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 16, 2022
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2022
6 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 87.7%
AGL CLO 10 Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 2.9000%, 6.9791%,
4/15/34 (144A)
‡
$ 2,000,000 $ 1,726,348
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 7.1791%,
7/15/34 (144A)
‡
250,000 217,264
Apidos CLO XXIII 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%, 7.0291%,
4/15/33 (144A)
‡
950,000 833,053
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 7.0791%,
4/15/34 (144A)
‡
1,250,000 1,057,376
BlueMountain CLO Ltd. 2015-4A DR, ICE LIBOR USD 3 Month + 2.9500%,
7.1926%, 4/20/30 (144A)
‡
415,000 347,901
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 8.6126%, 10/20/34 (144A)
‡
1,250,000 1,074,531
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 7.1636%, 4/15/35 (144A)
‡
1,500,000 1,255,850
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
7.2266%, 4/19/34 (144A)
‡
1,250,000 1,057,928
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 7.0877%,
4/21/35 (144A)
‡
1,500,000 1,253,189
Carlyle Global Market Strategies CLO Ltd. 2014-5A DRR, ICE LIBOR USD 3
Month + 3.1500%, 7.2291%, 7/15/31 (144A)
‡
1,000,000 837,192
CBAM Ltd. 2021-14A D, ICE LIBOR USD 3 Month + 3.1000%, 7.3426%, 4/20/34
(144A)
‡
1,400,000 1,141,204
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
7.5526%, 4/20/34 (144A)
‡
1,000,000 859,643
Cedar Funding X CLO Ltd. 2019-10A DR, ICE LIBOR USD 3 Month + 3.2000%,
7.4426%, 10/20/32 (144A)
‡
2,000,000 1,733,382
CIFC Funding 2017-IV Ltd. 2017-4A CR, ICE LIBOR USD 3 Month + 3.1500%,
7.4746%, 10/24/30 (144A)
‡
1,500,000 1,310,763
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 6.7266%,
4/19/29 (144A)
‡
1,500,000 1,304,178
CIFC Funding Ltd. 2017-5A C, ICE LIBOR USD 3 Month + 2.8500%, 6.9291%,
11/16/30 (144A)
‡
2,000,000 1,738,554
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 7.4791%,
10/17/31 (144A)
‡
2,000,000 1,713,304
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 7.3426%,
4/20/32 (144A)
‡
1,000,000 888,643
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month + 2.5000%,
6.5791%, 1/15/31 (144A)
‡
1,500,000 1,286,434
Dryden 54 Senior Loan Fund 2017-54A C, ICE LIBOR USD 3 Month + 2.1500%,
6.3766%, 10/19/29 (144A)
‡
1,000,000 930,471
Dryden 60 CLO Ltd. 2018-60A D, ICE LIBOR USD 3 Month + 3.0000%, 7.0791%,
7/15/31 (144A)
‡
1,000,000 866,493
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
6.9636%, 1/17/33 (144A)
‡
1,000,000 858,401
Elevation CLO Ltd. 2017-8A D, ICE LIBOR USD 3 Month + 2.8700%, 7.2284%,
10/25/30 (144A)
‡
853,000 720,860
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 7.0291%,
10/15/30 (144A)
‡
1,000,000 879,655
Greywolf CLO V Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 3.0000%, 7.3584%,
1/27/31 (144A)
‡
1,000,000 856,403
Highbridge Loan Management 3A-2014 CR, ICE LIBOR USD 3 Month + 3.6000%,
7.7937%, 7/18/29 (144A)
‡
2,500,000 2,231,638
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
7.2609%, 7/14/31 (144A)
‡
1,000,000 864,188

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 7.1136%,
10/15/32 (144A)
‡
$ 1,250,000 $ 1,058,851
LCM 29 Ltd. 29A DR, ICE LIBOR USD 3 Month + 3.4000%, 7.4791%, 4/15/31
(144A)
‡
1,000,000 841,433
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 7.2426%, 4/20/31
(144A)
‡
435,000 364,390
LCM 31 Ltd. 31A D, ICE LIBOR USD 3 Month + 3.6000%, 7.8426%, 1/20/32
(144A)
‡
3,000,000 2,576,616
LCM 36 Ltd. 36A D, ICE LIBOR USD 3 Month + 3.4000%, 7.4791%, 1/15/34
(144A)
‡
2,000,000 1,652,174
Madison Park Funding XVII Ltd. 2015-17A DR, ICE LIBOR USD 3 Month +
3.6000%, 7.8776%, 7/21/30 (144A)
‡
2,000,000 1,797,556
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 9.2291%, 10/15/32 (144A)
‡
1,000,000 930,298
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 6.5791%, 4/15/29 (144A)
‡
622,900 548,940
Myers Park CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 3.0500%, 7.2926%,
10/20/30 (144A)
‡
1,000,000 852,481
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A DR, CME Term SOFR 3
Month + 3.1000%, 7.0633%, 1/20/35 (144A)
‡
2,000,000 1,737,552
Neuberger Berman Loan Advisers CLO Ltd. 2019-33A DR, ICE LIBOR USD 3
Month + 2.9000%, 6.9791%, 10/16/33 (144A)
‡
2,500,000 2,173,528
Oaktree CLO Ltd. 2019-3A D1R, ICE LIBOR USD 3 Month + 3.2100%, 7.4526%,
10/20/34 (144A)
‡
2,500,000 2,191,225
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 7.1291%,
7/15/34 (144A)
‡
250,000 215,147
Octagon Investment Partners XVI Ltd. 2013-1A DR, ICE LIBOR USD 3 Month +
3.0000%, 7.0791%, 7/17/30 (144A)
‡
1,000,000 844,881
Park Avenue Institutional Advisers CLO Ltd. 2019-2A CR, ICE LIBOR USD 3
Month + 3.5000%, 7.5791%, 10/15/34 (144A)
‡
1,250,000 1,087,470
Race Point VIII CLO Ltd. 2013-8A DR2, ICE LIBOR USD 3 Month + 3.5000%,
6.4840%, 2/20/30 (144A)
‡
750,000 665,120
Regatta XV Funding Ltd. 2018-4A C, ICE LIBOR USD 3 Month + 3.3000%,
7.6584%, 10/25/31 (144A)
‡
2,000,000 1,776,366
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
7.1791%, 10/15/34 (144A)
‡
250,000 219,820
RR 3 Ltd. 2018-3A CR2, ICE LIBOR USD 3 Month + 2.5000%, 6.5791%, 1/15/30
(144A)
‡
1,000,000 826,149
Sandstone Peak Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.5500%, 7.6291%,
10/15/34 (144A)
‡
2,000,000 1,701,894
Sixth Street CLO XIX Ltd. 2021-19A D, ICE LIBOR USD 3 Month + 3.0000%,
7.2426%, 7/20/34 (144A)
‡
2,500,000 2,172,542
Sound Point CLO XXI Ltd. 2018-3A C, ICE LIBOR USD 3 Month + 3.3000%,
7.6269%, 10/26/31 (144A)
‡
800,000 662,058
Symphony CLO XV Ltd. 2014-15A DR2, ICE LIBOR USD 3 Month + 4.0000%,
8.0791%, 1/17/32 (144A)
‡
500,000 432,842
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 5.6919%,
11/18/30 (144A)
‡
1,000,000 873,915
TCW CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9100%, 7.2684%,
4/25/31 (144A)
‡
1,210,000 1,029,015
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 7.6426%,
4/20/34 (144A)
‡
1,500,000 1,331,793
THL Credit Wind River CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9000%,
6.9791%, 7/15/30 (144A)
‡
1,000,000 830,105

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2022
8 October 31, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 7.1926%, 1/20/31 (144A)
‡
$ 500,000 $ 420,048
THL Credit Wind River CLO Ltd. 2019-1A DR, ICE LIBOR USD 3 Month +
3.4500%, 7.6926%, 7/20/34 (144A)
‡
2,000,000 1,657,258
TICP CLO VIII Ltd. 2017-8A CR, ICE LIBOR USD 3 Month + 3.4000%, 7.6426%,
10/20/34 (144A)
‡
2,000,000 1,756,358
Upland CLO Ltd. 2016-1A BR, ICE LIBOR USD 3 Month + 1.8500%, 6.0926%,
4/20/31 (144A)
‡
1,000,000 902,296
Venture 31 CLO Ltd. 2018-31A D, ICE LIBOR USD 3 Month + 2.8200%, 7.0626%,
4/20/31 (144A)
‡
1,250,000 1,020,271
Venture 44 CLO Ltd. 2021-44A D1, ICE LIBOR USD 3 Month + 3.2300%,
7.4726%, 10/20/34 (144A)
‡
2,000,000 1,684,774
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
7.6746%, 10/24/34 (144A)
‡
250,000 223,621
Total Collateralized Loan Obligations (cost $78,978,192) 68,903,633
Exchange Traded Fund - 4.8%
Janus Henderson AAA CLO ETF
£
(cost $3,778,890) 77,466 3,783,439
Investment Companies - 9.6%
Money Market Funds - 9.6%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
£,∞
(cost $7,585,668) 7,585,033 7,585,792
Total Investments (total cost $90,342,750 ) - 102.1% 80,272,864
Liabilities, net of Cash, Receivables and Other Assets - (2.1%) (1,662,982)
Net Assets - 100.0% $78,609,882
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 80,272,864 100.0%
– –

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/22
Exchange Traded Fund - 4.8%
Janus Henderson AAA CLO ETF
∞
$ 20,739 $ (114,824) $ 4,549 $ 3,783,439
Investment Company - 9.6%
Money Market Funds - 9.6%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
12,747 (124) 124 7,585,792
Total Affiliated Investments - 14.4% $ 33,486 $ (114,948) $ 4,673 $ 11,369,231
Market Value
at 1/11/22 Purchases Sales
Market Value
at 10/31/22
Exchange Traded Fund - 4.8%
Janus Henderson AAA CLO ETF
∞
$ – $ 8,498,910 $ (4,605,195) $ 3,783,439
Investment Company - 9.6%
Money Market Funds - 9.6%
Janus Henderson Cash Liquidity Fund LLC, 3.1496%
∞
– 27,711,283 (20,125,492) 7,585,792
Total Affiliated Investments - 14.4% $ – $ 36,210,193 $ (24,730,687) $ 11,369,231

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2022
10 October 31, 2022
J.P. Morgan CLO High Quality
Mezzanine Index
J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of high-quality mezzanine tranches of the USD-denominated, broadly syndicated CLO market, representing 90% BBB-rated and 10% BB/B-
rated CLOs.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2022 is $68,903,633 which represents 87.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 68,903,633 $ —
Exchange Traded Fund 3,783,439 — —
Investment Companies — 7,585,792 —
Total Assets $ 3,783,439 $ 76,489,425 $ —

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
October 31, 2022
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $78,978,192) $ 68,903,633
Affiliated investments, at value (cost $11,364,558) 11,369,231
Receivables:
Interest 233,717
Due from adviser 226
Total Assets 80,506,807
Liabilities:
Payables: —
Due to custodian 6,830
Investments purchased 1,857,500
Management fees 32,595
Total Liabilities 1,896,925
Net Assets $ 78,609,882
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 90,229,001
Total distributable earnings (loss) (11,619,119)
Total Net Assets $ 78,609,882
Net Assets $ 78,609,882
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,800,000
Net Asset Value Per Share $ 43.67

Janus Henderson B-BBB CLO ETF
Statement of Operations
For the period ended October 31, 2022
(1)
12 October 31, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 3,179,283
Dividends from affiliates 33,486
Dividends 24,622
Total Investment Income 3,237,391
Expenses:
Management Fees 302,267
Total Expenses 302,267
Less: Excess Expense Reimbursement and Waivers (3,522)
Net Expenses 298,745
Net Investment Income/(Loss) 2,938,646
Net Realized Gain/(Loss) on Investments:
Investments $ (1,879,875)
Investments in affiliates (114,948)
Total Net Realized Gain/(Loss) on Investments $ (1,994,823)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (10,074,559)
Investments in affiliates 4,673
Total Change in Unrealized Net Appreciation/Depreciation $ (10,069,886)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (9,126,063)
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Period Ended
October 31, 2022
(1)
Operations:
Net investment income/(loss) $ 2,938,646
Net realized gain/(loss) on investments (1,994,823)
Change in unrealized net appreciation/depreciation (10,069,886)
Net Increase/(Decrease) in Net Assets Resulting from Operations (9,126,063)
Dividends and Distributions to Shareholders: —
Dividends and Distributions (2,493,056)
Net Decrease from Dividends and Distributions to Shareholders (2,493,056)
Capital Share Transactions 90,229,001
Net Increase/(Decrease) in Net Assets 78,609,882
Net Assets: —
Beginning of Period   —
End of Period $ 78,609,882
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Financial Highlights
14 October 31, 2022
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2022
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
1.80
Net realized and unrealized gain/(loss) (6.71)
Total from Investment Operations (4.91)
Less Dividends and Distributions: —
Dividends (from net investment income) (1.42)
Total Dividends and Distributions (1.42)
Net Asset Value, End of Period $43.67
Total Return
*
(9.9 6)%
(3)
Net assets, End of Period (in thousands) $78,610
Average Net Assets for the Period (in thousands) $77,145
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48%
Ratio of Net Investment Income/(Loss) 4.75%
Portfolio Turnover Rate
(4)
25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. The financial statements include information for the period from January 11, 2022 (commencement of operations) through October, 31, 2022. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations ("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
16 October 31, 2022
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
18 October 31, 2022
a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
20 October 31, 2022
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was
0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through March 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended October 31, 2022, the Adviser waived $3,522 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee
Daily Net Assets Fee Rate
$0-$500 million 0.49%
Over $500 million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2022 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2022, the Fund engaged in cross trades amounting to $15,984,531 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$469,417 $— $(1,995,196) $— $— $— $(10,093,340)

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
22 October 31, 2022
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,995,196) $— $(1,995,196)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$90,366,204 $4,662 $(10,098,002) $(10,093,340)
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$2,493,056 $— $— $—
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$— $23,827 $(23,827)
Period Ended October 31, 2022
(1)
Shares Amount
Shares sold 2,000,000 $ 99,654,523
Shares repurchased (200,000) (9,425,522)
Net Increase/(Decrease) 1,800,000 $ 90,229,001
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has proposed extending the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the
ASU's adoption to the Fund's financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$102,373,674 $17,637,917 $— $—

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
24 October 31, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
(information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-800-668-0434 (toll free).

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 15 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
15 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017), and
Independent Trustee, Global X
Funds (investment company)
(since 2018). Formerly,
Chairman, Elevation ETF
Trust (investment company)
(2016-2018) and Independent
Trustee, Elevation ETF Trust
(2016-2018).

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
26 October 31, 2022
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
15 Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (since
2022).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
15 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investments Chief
Operating Officer (since 2022).
Formerly, Global Head of
Investment Services, Janus
Henderson Investors (2017-
2022).
15

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 27
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present).

125-02-93094 12-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 2.  Code of Ethics.

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant’s website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3  Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Jeffrey B. Weeden, the Chairman of the Board’s Audit and Pricing Committee is an “audit committee financial expert,” as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden is “independent” under the standards set forth in Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)           Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $444,975 for 2022 and $379,065 for 2021.

(b)           Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $34,926 for 2021.

(c)           Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2022 and $0 for 2021.  The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, and tax advice.

(d)           All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2022 and $0 for 2021.

(e)           Pre-Approval Policies and Procedures
(1)  The registrant’s Audit Committee Charter requires the registrant’s Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)    No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant are $0 for 2022 and $0 for 2021.

(h)  The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Jeffrey B Weeden, Maureen T. Upton and Clifford J. Weber.

Item 6.  Investments.

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)  There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)    (1)  Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

         (2) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

         (3) Not applicable.

         (4) Not applicable.

(b)     A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)
Date: December 30, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)
Date: December 30, 2022

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)
Date: December 30, 2022